PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.5%
Asset-Backed Securities 24.3%
Automobiles 1.1%
Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class C, 144A	6.022%	05/17/32	3,014	$3,053,211
Series 2024-A, Class D, 144A	6.315	05/17/32	1,507	1,521,722
Series 2024-B, Class D, 144A	5.410	09/15/32	4,229	4,233,670
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A	2.020	02/20/27	27,000	26,406,238
Series 2023-04A, Class A, 144A	5.490	06/20/29	13,963	14,207,852
Series 2023-08A, Class A, 144A	6.020	02/20/30	55,400	57,441,019
Series 2024-01A, Class A, 144A	5.360	06/20/30	105,243	106,728,400
Series 2024-01A, Class B, 144A	5.850	06/20/30	6,000	6,081,403

Bayview Opportunity Master Fund VII LLC, Series 2024-CAR01, Class C, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.851(c)	12/26/31	2,387	2,394,591
Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 144A	6.971	07/29/32	5,001	5,000,694
Ford Credit Auto Owner Trust, Series 2020-02, Class C, 144A	1.740	04/15/33	17,892	17,448,863
Hertz Vehicle Financing III LP, Series 2021-02A, Class A, 144A	1.680	12/27/27	91,400	86,487,204
JPMorgan Chase Bank NA,
Series 2020-01, Class R, 144A	33.784	01/25/28	3,273	3,463,551
Series 2020-02, Class R, 144A	31.355	02/25/28	1,894	2,024,452
Series 2021-01, Class R, 144A	28.348	09/25/28	4,462	4,690,274
Series 2021-02, Class F, 144A	4.393	12/26/28	1,907	1,905,986
Series 2021-02, Class G, 144A	8.482	12/26/28	4,100	4,152,765
Series 2021-03, Class F, 144A	3.694	02/26/29	2,900	2,885,552
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27	36,109	35,942,932
Series 2019-01A, Class B, 144A	3.950	11/14/28	25,000	24,719,730
Series 2022-01A, Class D, 144A	5.900	12/16/30	8,465	8,524,655
Series 2025-01A, Class A, 144A	5.360	04/16/35	67,700	68,695,156

Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class G, 144A	17.128	12/15/33	1,834	1,903,690
Santander Bank NA, Series 2021-01A, Class E, 144A	6.171	12/15/31	4,250	4,253,471
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class R, 144A	0.000	08/15/28	27	1,487,250
Santander Drive Auto Receivables Trust,
Series 2023-06, Class C	6.400	03/17/31	7,800	8,047,561
Series 2024-02, Class D	6.280	08/15/31	18,820	19,381,843

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)

World Omni Select Auto Trust, Series 2021-A, Class D	1.440%	11/15/27		2,150	$2,096,175
					525,179,910
Collateralized Loan Obligations 20.4%
AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.823(c)	04/20/37		67,750	68,229,067
Series 2021-10A, Class B, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 1.500%)	6.064(c)	04/15/34		6,500	6,526,009

AGL CLO Ltd. (United Kingdom), Series 2022-20A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.663(c)	10/20/37		49,350	49,673,139
AGL Core CLO Ltd. (Cayman Islands), Series 2025-38A, Class A1, 144A	0.000(cc)	01/20/38		42,350	42,372,361
AlbaCore EURO CLO DAC (Ireland), Series 02A, Class A2, 144A, 3 Month EURIBOR + 1.000% (Cap 3.200%, Floor 1.000%)	3.200(c)	06/15/34	EUR	24,500	25,361,055
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	5.755(c)	01/19/35		57,250	57,250,000
Series 2021-18A, Class B1, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 0.000%)	6.064(c)	04/15/34		6,000	6,018,702
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.732(c)	07/15/37		124,500	125,522,556
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.680(c)	04/20/35		21,000	21,067,055
Anchorage Capital Europe CLO DAC (Ireland),
Series 02A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	3.635(c)	04/15/34	EUR	47,000	48,616,836
Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	4.454(c)	01/22/38	EUR	33,400	34,833,591
Series 08A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.783(c)	10/25/38	EUR	18,400	19,088,160

Apidos CLO Ltd. (United Kingdom), Series 2023-44A, Class A1R, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.660(c)	10/26/37		65,350	65,794,491
Ares European CLO DAC (Ireland), Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)	3.555(c)	04/15/32	EUR	29,051	30,106,875

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2016-07A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.883%(c)	11/27/31		46,306	$46,416,543
Atlas Senior Loan Fund Ltd. (United Kingdom), Series 2023-21A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.493(c)	07/20/35		163,250	164,649,950
Aurium CLO DAC (Ireland),
Series 02A, Class A1RR, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)	3.769(c)	06/22/34	EUR	32,000	33,180,202
Series 02A, Class A2RR, 144A, 3 Month EURIBOR + 1.180% (Cap 3.280%, Floor 1.180%)	3.280(c)	06/22/34	EUR	22,500	23,322,397
Avoca CLO DAC (Ireland),
Series 11A, Class ARRR, 144A, 3 Month EURIBOR + 1.290% (Cap N/A, Floor 1.290%)	4.130(c)	10/15/38	EUR	156,000	161,801,386
Series 18A, Class BR, 144A, 3 Month EURIBOR + 1.950% (Cap N/A, Floor 1.950%)	4.605(c)	01/15/38	EUR	31,700	33,038,662

Bain Capital Credit CLO (Cayman Islands), Series 2019-01A, Class AR2, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	5.523(c)	04/19/34		52,000	52,057,236
Bain Capital Credit CLO Ltd. (United Kingdom), Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.688(c)	10/16/37		107,000	108,009,181
Bain Capital Euro CLO DAC (Ireland), Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.880% (Cap N/A, Floor 0.880%)	3.665(c)	07/15/34	EUR	47,750	49,223,754
Barings CLO Ltd. (Cayman Islands), Series LP-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.655(c)	01/20/34		128,400	128,400,000
Barings Euro CLO DAC (Ireland), Series 2019-01A, Class A, 144A, 3 Month EURIBOR + 0.960% (Cap N/A, Floor 0.960%)	3.745(c)	04/15/36	EUR	13,600	14,085,969
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	6.343(c)	10/20/35		151,000	152,346,558
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.913(c)	04/20/37		43,250	43,518,267
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.708(c)	04/24/34		114,000	114,075,194
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.593(c)	03/09/34		49,500	49,603,415

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Battalion CLO Ltd. (Cayman Islands), (cont’d.)
Series 2022-23A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.722%(c)	10/15/37		27,500	$27,742,072

Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.734(c)	10/15/34		28,525	28,550,969
Birch Grove CLO Ltd. (Cayman Islands), Series 2024-11A, Class A1, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.709(c)	01/22/38		94,000	94,198,443
Blackrock European CLO Designated Activity Co. (Ireland), Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.880% (Cap N/A, Floor 0.880%)	3.624(c)	07/19/35	EUR	105,500	109,310,053
BlueMountain Fuji Eur CLO DAC (Ireland), Series 05A, Class B, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	4.335(c)	01/15/33	EUR	13,200	13,723,309
BNPP AM Euro CLO DAC (Ireland), Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	3.385(c)	04/15/31	EUR	46,988	48,399,660
Bosphorus CLO DAC (Ireland), Series 06A, Class A, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	3.855(c)	05/25/34	EUR	123,800	127,987,203
Broad River BSL Funding CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.725(c)	07/20/34		19,410	19,418,750
Capital Four CLO DAC (Ireland),
Series 06A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)	4.403(c)	10/25/36	EUR	85,250	88,872,795
Series 06A, Class B, 144A, 3 Month EURIBOR + 2.450% (Cap N/A, Floor 2.450%)	5.123(c)	10/25/36	EUR	19,000	19,861,014

Carlyle Euro CLO DAC (Ireland), Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.636(c)	03/15/32	EUR	159,776	165,293,394
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 0.000%)	5.612(c)	07/27/31		716	717,276
Series 2015-05A, Class A1R3, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.393(c)	01/20/32		59,842	59,948,783

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Carlyle Global Market Strategies Euro CLO DAC (Ireland), Series 2014-03A, Class AA1R, 144A, 3 Month EURIBOR + 0.730% (Cap N/A, Floor 0.730%)	3.403%(c)	01/25/32	EUR	19,916	$20,660,500
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1R2, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.693(c)	10/21/37		64,000	64,454,829
Series 2019-01A, Class A1AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.635(c)	04/20/31		5,146	5,161,125
Series 2021-05A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	5.675(c)	07/20/34		125,500	125,747,950
Cathedral Lake Ltd. (Cayman Islands),
Series 2021-07RA, Class AR, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	5.482(c)	01/15/32		35,016	35,107,561
Series 2021-07RA, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.152(c)	01/15/32		15,800	15,852,955
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	5.735(c)	01/20/35		72,425	72,490,240
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.735(c)	07/20/34		39,850	39,878,365
Series 2021-14A, Class B, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 1.500%)	6.055(c)	04/20/34		13,000	13,000,623

CIFC European Funding CLO DAC (Ireland), Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	3.835(c)	01/15/34	EUR	68,500	71,097,438
CIFC Funding Ltd. (Cayman Islands), Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.663(c)	10/20/37		62,260	62,686,145
Clover CLO LLC,
Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.823(c)	04/20/37		47,390	47,747,553
Series 2021-01A, Class B, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 1.762%)	6.052(c)	04/22/34		9,200	9,248,368

CQS US CLO Ltd. (United Kingdom), Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)	6.190(c)	01/25/37		41,000	41,463,911
Crown City CLO (Cayman Islands), Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	5.745(c)	07/20/34		59,500	59,551,188

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Crown Point CLO Ltd. (Cayman Islands), Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	5.684%(c)	01/17/34		102,500	$102,604,273
CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	2,863	2,970,129
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)	3.516(c)	09/15/31	EUR	94,848	98,118,959
Series 12A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.431(c)	01/23/32	EUR	201,665	208,690,157
Series 12A, Class B2R, 144A	2.100	01/23/32	EUR	15,000	14,657,977
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	3.850(c)	05/22/32	EUR	46,169	47,895,112
Series 21A, Class A1, 144A, 3 Month EURIBOR + 0.960% (Cap N/A, Floor 0.960%)	3.799(c)	09/22/34	EUR	15,000	15,521,151
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.913(c)	04/20/37		32,300	32,558,594
Series 2021-13A, Class A1, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	5.754(c)	07/15/34		50,600	50,600,000
Series 2021-14A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	5.755(c)	10/20/34		88,000	88,000,000
Series 2023-17A, Class A1, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	6.163(c)	10/20/36		25,750	26,074,290
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.643(c)	10/20/37		133,010	133,850,543
Series 2019-02A, Class BRR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.993(c)	10/20/37		47,450	47,674,543
Series 2020-04A, Class A1RR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.915(c)	10/17/37		84,650	85,123,117
Series 2020-04A, Class BRR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.255(c)	10/17/37		23,500	23,662,080
Series 2022-03A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.823(c)	04/20/37		36,500	36,736,265
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.813(c)	04/20/37		53,915	54,291,984
Series 2024-12RA, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.105(c)	10/20/37		43,000	43,281,934
Gallatin CLO Ltd. (Bermuda),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.387(c)	10/14/35		115,000	116,031,285

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Gallatin CLO Ltd. (Bermuda), (cont’d.)
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	6.063%(c)	10/20/37		102,500	$102,921,439
Generate CLO Ltd. (Cayman Islands),
Series 08A, Class A1R2, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.673(c)	01/20/38		55,500	56,023,587
Series 2024-18A, Class B, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.221(c)	01/20/38		37,500	37,799,333
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)	5.574(c)	04/15/31		27,742	27,779,265
Series 2018-01A, Class B, 144A, 3 Month SOFR + 1.662% (Cap N/A, Floor 0.000%)	5.964(c)	04/15/31		10,000	10,017,578

Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.592(c)	04/26/31		11,420	11,431,732
Grosvenor Place CLO DAC (Ireland), Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	4.605(c)	05/24/38	EUR	103,000	107,232,273
Harvest CLO DAC (Ireland), Series 32A, Class A, 144A, 3 Month EURIBOR + 1.450% (Cap N/A, Floor 1.450%)	4.123(c)	07/25/37	EUR	71,750	74,814,713
Hayfin Emerald CLO DAC (Ireland),
Series 10A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.844(c)	07/18/38	EUR	25,750	26,812,091
Series 10A, Class B2R, 144A	5.800	07/18/38	EUR	7,500	7,791,859
Henley CLO DAC (Ireland),
Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	3.643(c)	12/25/35	EUR	43,250	44,661,271
Series 05A, Class B2, 144A	2.100	10/25/34	EUR	15,000	14,542,733
HPC Investment Partners CLO,
Series 2013-02RR, Class A1A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 0.000%)	5.715(c)	10/20/29		38	38,202
Series 2013-02RR, Class A2, 144A, 3 Month SOFR + 1.887% (Cap N/A, Floor 0.000%)	6.180(c)	10/20/29		1,025	1,026,655
HPS Loan Management Ltd. (Cayman Islands),
Series 11A-17, Class AR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	5.813(c)	05/06/30		7,064	7,067,867
Series 2021-16A, Class A1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	5.692(c)	01/23/35		15,448	15,471,141

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
ICG Euro CLO DAC (Ireland),
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)	4.403%(c)	01/26/38	EUR	99,750	$104,046,399
Series 2023-02A, Class B1, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)	5.423(c)	01/26/38	EUR	20,000	20,953,781

ICG US CLO Ltd. (Cayman Islands), Series 2024-R1A, Class A, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.974(c)	01/25/38		45,950	46,376,990
Invesco Euro CLO DAC (Ireland),
Series 04A, Class B2, 144A	1.950	04/15/33	EUR	10,000	9,851,177
Series 09A, Class AR, 144A, 3 Month EURIBOR + 1.380% (Cap N/A, Floor 1.380%)	4.124(c)	07/20/38	EUR	40,000	41,607,832

Jamestown CLO Ltd. (Cayman Islands), Series 2019-14A, Class A1RR, 144A	0.000(cc)	10/20/34		54,500	54,500,000
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)	5.520(c)	10/20/31		34,518	34,604,881
Jubilee CLO DAC (Ireland),
Series 2013-10A, Class A1RR, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	3.615(c)	07/15/34	EUR	21,317	22,026,159
Series 2013-10A, Class A2RR, 144A, 3 Month EURIBOR + 1.000% (Cap 3.100%, Floor 1.000%)	3.100(c)	07/15/34	EUR	30,000	30,997,020
Series 2024-29A, Class A, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	4.313(c)	01/15/39	EUR	17,000	17,662,624
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.744(c)	01/15/31		524	524,580
Series 33A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.725(c)	07/20/34		64,750	64,814,575
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.725(c)	10/20/34		5,750	5,758,625
Series 39A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.052(c)	10/15/34		25,000	25,101,030

Madison Park Euro Funding DAC (Ireland), Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	3.585(c)	07/15/32	EUR	94,176	97,422,986
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-19A, Class AR3, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.890(c)	01/22/37		57,750	58,082,640
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)	5.644(c)	10/15/32		121,829	121,986,687

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Madison Park Funding Ltd. (Cayman Islands), (cont’d.)
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	5.684%(c)	07/17/34		94,500	$94,736,250
Series 2021-48A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)	5.705(c)	04/19/33		45,204	45,285,007
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.793(c)	04/18/37		126,465	127,549,184
Series 2022-57A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.580(c)	07/27/34		78,500	78,717,610

Magnetite Ltd. (Cayman Islands), Series 2024-42A, Class A1, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	5.621(c)	01/25/38		95,000	95,524,713
Marathon CLO Ltd. (Cayman Islands), Series 2020-15A, Class A1B, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.973(c)	08/15/37		55,000	55,293,040
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	5.675(c)	04/21/31		1,178	1,180,175
Series 2014-03A, Class BR, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 1.800%)	6.355(c)	04/21/31		17,500	17,552,374
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.705(c)	07/20/31		11,527	11,542,662
Series 2019-10A, Class A1RR, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	5.600(c)	10/23/34		53,000	53,121,243
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	5.332(c)	05/15/37	EUR	102,500	106,999,850
Series 02A, Class A1, 144A, 3 Month EURIBOR + 1.380% (Cap N/A, Floor 1.380%)	4.128(c)	01/20/39	EUR	57,000	59,219,906
Series 02A, Class A2, 144A, 3 Month EURIBOR + 1.580% (Cap N/A, Floor 1.580%)	4.328(c)	01/20/39	EUR	6,000	6,236,706

Mountain View CLO Ltd. (Cayman Islands), Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.551(c)	10/12/30		65,503	65,557,587
Nassau Euro CLO DAC (Ireland), Series 04A, Class B, 144A, 3 Month EURIBOR + 2.150% (Cap N/A, Floor 2.150%)	4.894(c)	07/20/38	EUR	20,000	20,783,429
Nassau Ltd. (United Kingdom), Series 2022-01A, Class A2R, 144A, 3 Month SOFR + 1.650% (Cap N/A, Floor 1.650%)	5.952(c)	01/15/31		24,500	24,601,281

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Navesink CLO Ltd. (Cayman Islands), Series 2024-02A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.502%(c)	04/15/36		40,000	$40,235,196
Northwoods Capital Euro DAC (Ireland),
Series 2020-21A, Class A1R, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	3.547(c)	07/22/34	EUR	98,400	101,671,880
Series 2020-21A, Class A2R, 144A, 3 Month EURIBOR + 1.150% (Cap 3.200%, Floor 1.150%)	3.200(c)	07/22/34	EUR	19,000	19,455,592

Northwoods Capital Ltd. (Cayman Islands), Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.743(c)	07/19/37		84,529	85,203,998
Obra CLO Ltd. (Cayman Islands), Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.903(c)	01/20/38		87,000	87,609,000
OCP Euro CLO DAC (Ireland), Series 2024-11A, Class A, 144A, 3 Month EURIBOR + 1.290% (Cap N/A, Floor 1.290%)	4.273(c)	10/18/37	EUR	26,600	27,597,324
Octagon Investment Partners Ltd. (Cayman Islands), Series 2018-01A, Class A3R, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.093(c)	10/20/37		35,000	35,268,569
Octagon Investment Partners Ltd., Series 2017-01A, Class BR3, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.411(c)	10/31/37		18,750	18,877,654
OFSI BSL Ltd. (Cayman Islands), Series 2021-10A, Class BR, 144A, 3 Month SOFR + 1.830% (Cap N/A, Floor 1.830%)	6.123(c)	04/20/34		25,650	25,684,032
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1T, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 0.868%)	5.433(c)	04/17/31		15,588	15,593,817
Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	5.605(c)	04/20/31		21,347	21,371,816

OZLME DAC (Ireland), Series 03A, Class A1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.755(c)	08/24/30	EUR	18,167	18,849,579
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1A5, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	5.338(c)	05/21/34		38,808	38,856,483
Palmer Square European CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)	3.715(c)	04/15/35	EUR	15,000	15,565,779
Series 2021-02A, Class A2, 144A, 3 Month EURIBOR + 1.300% (Cap 3.400%, Floor 1.300%)	3.400(c)	04/15/35	EUR	10,500	10,862,573

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Penta CLO DAC (Ireland), Series 2017-03A, Class BR, 144A	0.000%	10/17/38	EUR	72,250	$74,952,150
PPM CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.714(c)	07/15/31		22,460	22,480,019
Providus CLO DAC (Ireland), Series 02A, Class BRR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	4.685(c)	10/15/38	EUR	27,915	28,994,004
Rad CLO Ltd. (Cayman Islands), Series 2021-10A, Class B, 144A, 3 Month SOFR + 1.662% (Cap N/A, Floor 1.400%)	5.952(c)	04/23/34		12,000	12,021,770
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.766(c)	06/20/34		40,600	40,657,595
Series 2021-01A, Class B, 144A, 3 Month SOFR + 1.712% (Cap N/A, Floor 1.450%)	6.014(c)	01/15/34		10,000	10,040,840
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	6.520(c)	09/06/37		96,500	96,987,576
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.842(c)	01/15/38		20,500	20,602,500
Series 2023-01A, Class A, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	6.193(c)	01/20/36		53,500	53,978,333
Series 2023-01A, Class B, 144A, 3 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.043(c)	01/20/36		20,000	20,291,390

Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.440(c)	07/25/31		38,520	38,586,966
Shackleton CLO Ltd. (Cayman Islands), Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	5.884(c)	05/07/31		21,720	21,730,711
Signal Peak CLO Ltd. (Cayman Islands), Series 2020-08A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.683(c)	10/20/37		40,000	40,382,120
Silver Rock CLO (Cayman Islands), Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.880% (Cap N/A, Floor 1.880%)	6.173(c)	01/20/36		45,250	45,746,447
Silver Rock CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.713(c)	10/20/37		22,600	22,826,739

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Sixth Street CLO Ltd. (Cayman Islands), Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)	6.083%(c)	01/20/37		65,000	$65,627,191
Sona Fios CLO DAC (Ireland), Series 01A, Class A1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	4.635(c)	07/15/36	EUR	43,420	45,451,740
Sound Point CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1R, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)	5.535(c)	10/20/30		880	881,368
Series 2022-01A, Class A, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.640(c)	04/25/35		45,000	45,024,336

St. Pauls CLO DAC (Ireland), Series 02A, Class AR4, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	3.653(c)	10/25/35	EUR	34,750	36,036,968
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	3.503(c)	04/25/30	EUR	68,992	71,522,853
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)	3.714(c)	02/20/30	EUR	103,942	107,657,442
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)	3.634(c)	07/18/34	EUR	90,050	93,220,889

Strata CLO Ltd. (Cayman Islands), Series 2021-01A, Class AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.673(c)	10/20/33		33,750	33,802,795
Symphony CLO Ltd. (Cayman Islands), Series 2021-26A, Class B1R, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 1.500%)	6.055(c)	04/20/33		10,000	10,026,088
TCW CLO AMR Ltd. (Cayman Islands), Series 2019-01A, Class BR, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.750%)	6.435(c)	08/16/34		16,600	16,670,416
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	5.735(c)	10/29/34		141,000	141,482,220
Series 2020-01A, Class A1R3, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 0.000%)	5.343(c)	04/20/34		87,500	87,551,992
Series 2022-01A, Class B, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.140(c)	04/22/33		18,000	18,038,488

THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)	5.863(c)	07/20/37		43,000	43,349,758

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Tikehau CLO DAC (Ireland), Series 04A, Class A1, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)	3.685%(c)	10/15/31	EUR	18,613	$19,309,032
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	6.163(c)	01/20/36		105,500	106,623,944
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.502(c)	07/15/34		47,250	47,638,872
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.252(c)	01/15/36		27,500	27,745,625
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.743(c)	07/18/37		56,000	56,495,174
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	3.663(c)	07/25/34	EUR	98,050	101,691,478
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	3.775(c)	07/15/34	EUR	115,250	119,456,428
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	4.435(c)	04/15/37	EUR	98,750	103,262,796
Trinitas CLO Ltd. (Bermuda),
Series 2023-22A, Class A1, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.143(c)	07/20/36		101,500	102,008,068
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)	5.983(c)	01/20/35		79,150	79,313,453
Series 2023-26A, Class B, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	6.793(c)	01/20/35		19,000	19,073,106

Trinitas CLO Ltd. (Cayman Islands), Series 2019-11A, Class A1RR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.492(c)	07/15/34		28,850	28,917,806
Vendome Funding CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.950% (Cap N/A, Floor 0.950%)	3.694(c)	07/20/34	EUR	73,900	76,691,743
Series 01A, Class A2R, 144A, 3 Month EURIBOR + 1.300% (Cap 3.400%, Floor 1.300%)	3.400(c)	07/20/34	EUR	24,000	24,870,753

Venture 28A CLO Ltd. (Cayman Islands), Series 2017-28AA, Class A1RR, 144A	0.000(cc)	10/20/34		57,450	57,480,334
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	5.824(c)	01/15/32		30,133	30,199,877
Series 2018-32A, Class A1, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.655(c)	07/18/31		25,476	25,515,943

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Venture CLO Ltd. (Cayman Islands), (cont’d.)
Series 2018-33A, Class BR, 144A, 3 Month SOFR + 1.812% (Cap N/A, Floor 0.000%)	6.114%(c)	07/15/31		8,000	$8,011,783
Series 2021-42A, Class A1A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	5.694(c)	04/15/34		10,000	10,015,000

Vibrant CLO Ltd. (Cayman Islands), Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	5.675(c)	07/20/31		58,281	58,281,421
Voya CLO Ltd. (Cayman Islands), Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.644(c)	10/17/32		91,447	91,492,894
Voya Euro CLO DAC (Ireland), Series 04A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	3.755(c)	10/15/34	EUR	81,870	84,734,284
Warwick Capital CLO Ltd. (United Kingdom), Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.252(c)	01/15/37		50,000	50,645,885
Wellfleet CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.502(c)	04/15/33		44,250	44,275,369
Series 2022-02A, Class AR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.713(c)	10/18/37		47,690	47,861,922

Wind River CLO Ltd. (Cayman Islands), Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.723(c)	07/20/37		41,700	42,030,314
Zais CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	5.854(c)	04/15/30		2,134	2,135,790
					10,051,460,308
Consumer Loans 0.5%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1B, 144A	5.930	02/15/29		3,000	3,024,692
Series 2024-A, Class 1C, 144A	6.160	02/15/29		3,000	3,024,461
Series 2024-A, Class 1D, 144A	6.890	02/15/29		2,000	2,024,581

Fairstone Financial Issuance Trust (Canada), Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	2,963	2,032,544
GreenSky Home Improvement Issuer Trust, Series 2024-02, Class A4, 144A	5.150	10/27/59		19,296	19,386,961
GreenSky Home Improvement Trust,
Series 2024-01, Class A3, 144A	5.550	06/25/59		6,300	6,419,657

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
GreenSky Home Improvement Trust, (cont’d.)
Series 2024-01, Class A4, 144A	5.670%	06/25/59	14,808	$15,023,245

Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31	15,900	15,325,965
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35	68,400	65,864,419
Series 2023-01A, Class D, 144A	7.490	06/14/38	1,300	1,362,558
Series 2023-02A, Class C, 144A	6.740	09/15/36	20,700	21,298,799
Series 2023-02A, Class D, 144A	7.520	09/15/36	25,130	26,087,167
Series 2024-01A, Class A, 144A	5.790	05/14/41	67,000	68,815,050
				249,690,099
Credit Cards 0.2%
Genesis Sales Finance Master Trust, Series 2024-B, Class A, 144A	5.870	12/20/32	87,700	87,828,428
Home Equity Loans 0.9%
ABFC Trust, Series 2003-OPT01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)	5.065(c)	04/25/33	1,360	1,344,716
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE01, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	5.400(c)	11/25/33	300	295,584
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W10, Class M2, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)	3.312(c)	01/25/34	2	2,587
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE09, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	5.400(c)	12/25/34	1,062	967,271
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE08, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	5.400(c)	09/25/34	206	202,201
BRAVO Residential Funding Trust, Series 2024-CES01, Class A1A, 144A	6.377	04/25/54	3,872	3,922,258
Floating Rate Mortgage Pass-Through Certificates, Series 2001-02, Class M3, 1 Month SOFR + 3.039% (Cap N/A, Floor 2.925%)	7.350(c)	10/25/31	30	30,530
GS Mortgage-Backed Securities Trust,
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.851(c)	01/25/55	59,721	59,902,468

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
GS Mortgage-Backed Securities Trust, (cont’d.)
Series 2025-RPL01, Class A1, 144A	0.000%	01/25/64	963	$962,766
Series 2025-RPL01, Class A1, 144A	4.024(cc)	01/25/64	172,560	151,397,820

GSAA Trust, Series 2006-07, Class AF2	5.995(cc)	03/25/46	564	203,314
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.073(c)	03/20/54	8,263	8,312,369
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	5.973(c)	05/25/54	4,993	5,025,303
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)	5.573(c)	10/20/54	10,559	10,572,438

Merrill Lynch Mortgage Investors Trust, Series 2003-OPT01, Class A3, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)	5.145(c)	07/25/34	116	112,689
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE03, Class A4, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)	5.225(c)	03/25/34	483	465,938
Series 2004-HE08, Class A7, 1 Month SOFR + 1.174% (Cap N/A, Floor 1.060%)	5.485(c)	09/25/34	663	663,753

New Century Home Equity Loan Trust, Series 2003-A, Class A, 144A, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)	3.347(c)	10/25/33	853	845,051
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	6.025(cc)	02/25/44	9,862	9,924,662
Series 2024-CES03, Class A1A, 144A	6.591(cc)	05/25/44	4,887	4,972,140
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	33,735	34,288,877
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	10,747	10,801,688
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64	10,651	10,723,532
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64	32,333	32,684,302
Series 2024-CES05, Class A1, 144A	5.167(cc)	09/25/64	101,937	101,478,918
				450,103,175
Other 0.7%
Capital Street Master Trust, Series 2024-01, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.746(c)	10/16/28	71,000	70,999,539
GoodLeap Home Improvement Solutions Trust,
Series 2024-01A, Class A, 144A	5.350	10/20/46	17,105	17,196,956
Series 2025-01A, Class A, 144A	5.380	02/20/49	39,000	39,045,123

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Other (cont’d.)
GoodLeap Sustainable Home Solutions Trust,
Series 2023-04C, Class A, 144A	6.480%	03/20/57		25,149	$24,928,245
Series 2024-01GS, Class A, 144A	6.250	06/20/57		44,799	44,993,152

Loandepot GMSR Master Trust, Series 2018-GT01, Class A, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 2.800%)	7.970(c)	10/16/25		17,150	17,097,879
PMT Issuer Trust - FMSR, Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.061(c)	12/25/27		20,000	20,088,902
Sunrun Artemis Issuer LLC, Series 2024-02A, Class A1, 144A	6.250	07/30/59		25,680	25,677,759
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59		15,863	15,602,688
Series 2024-03A, Class A2, 144A	5.880	10/30/59		65,850	64,193,023
					339,823,266
Residential Mortgage-Backed Securities 0.1%
Chase Funding Trust, Series 2002-02, Class 1A5	6.333	04/25/32		4	4,049
Countrywide Asset-Backed Certificates, Series 2003-BC05, Class 2A2, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	5.125(c)	12/25/33		249	244,152
Countrywide Asset-Backed Certificates Trust,
Series 2004-04, Class 1A, 1 Month SOFR + 0.534% (Cap N/A, Floor 0.420%)	4.845(c)	08/25/34		2,726	2,625,023
Series 2004-06, Class 2A5, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)	5.205(c)	11/25/34		247	235,404
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	5.475(c)	11/25/34		33	35,374

Credit Suisse Mortgage Trust, Series 2018-RPL04, 144A	3.716	07/25/50		14,665	12,936,200
Credit-Based Asset Servicing & Securitization LLC, Series 2004-CB08, Class M1, 1 Month SOFR + 0.909% (Cap N/A, Floor 0.795%)	3.329(c)	12/25/35		266	262,352
GSAMP Trust, Series 2004-AR01, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	5.400(c)	06/25/34		980	1,013,838
LSF11 Boson Investments Sarl Compartment 2 (Spain), Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	5.005(c)	11/25/60	EUR	7,043	7,062,944

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)

Merrill Lynch Mortgage Investors Trust, Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)	6.270%(c)	01/25/35		1,007	$969,764
Specialty Underwriting & Residential Finance Trust, Series 2003-BC02, Class M1, 1 Month SOFR + 1.239% (Cap N/A, Floor 1.125%)	5.550(c)	06/25/34		361	353,033
Structured Asset Investment Loan Trust,
Series 2003-BC07, Class 3A2, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	5.375(c)	07/25/33		436	426,380
Series 2004-BNC01, Class A2, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	5.044(c)	09/25/34		642	645,333
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)	3.870(c)	09/25/34		448	457,568
TFS (Spain),
Series 2018-03, Class A1^	0.000(s)	04/16/40	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	6.161(c)	03/15/26	EUR	36,912	28,527,655
					55,799,070
Student Loans 0.4%
Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 0.000%)	5.801(c)	06/25/47		36,363	36,650,090
Series 2024-EDU01, Class C, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.151(c)	06/25/47		2,836	2,861,800
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		82,210	12,975,817
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43		15,240	14,652,174
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		18,643	17,457,070
Series 2019-A, Class R, 144A	0.000	10/25/48		27,961	7,990,294
SMB Private Education Loan Trust,
Series 2024-A, Class A1A, 144A	5.240	03/15/56		62,736	62,680,779
Series 2024-D, Class A1A, 144A	5.380	07/15/53		26,270	26,430,100
					181,698,124

Total Asset-Backed Securities (cost $12,296,219,859)					11,941,582,380
Commercial Mortgage-Backed Securities 10.4%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35		39,245	30,024,968

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
20 Times Square Trust, (cont’d.)
Series 2018-20TS, Class H, 144A	3.100%(cc)	05/15/35	40,253	$29,989,111

Assurant Commercial Mortgage Trust, Series 2016-01A, Class B, 144A	4.311(cc)	05/15/49	4,482	4,376,128
BANK,
Series 2017-BNK08, Class A3	3.229	11/15/50	8,520	8,167,875
Series 2019-BN20, Class A2	2.758	09/15/62	48,568	44,195,789
Series 2019-BN21, Class XB, IO	0.350(cc)	10/17/52	206,158	3,067,013
Series 2019-BN24, Class A2	2.707	11/15/62	69,300	62,210,915
Series 2020-BN29, Class A3	1.742	11/15/53	37,450	31,440,440
Series 2023-BNK46, Class A21	6.725(cc)	08/15/56	74,030	75,819,298

Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10, Class A3	2.903	07/15/49	2,096	2,059,491
BANK5,
Series 2023-05YR02, Class XA, IO	0.535(cc)	07/15/56	173,911	2,826,323
Series 2023-5YR02, Class A3	6.656(cc)	07/15/56	96,500	101,467,916
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36	17,450	16,585,941
Series 2016-ETC, Class B, 144A	3.189	08/14/36	6,970	6,524,697
Series 2016-ETC, Class C, 144A	3.391	08/14/36	5,770	5,289,171
Series 2016-ETC, Class D, 144A	3.609(cc)	08/14/36	21,720	19,417,324
Series 2016-ETC, Class E, 144A	3.609(cc)	08/14/36	13,900	12,099,233
Series 2018-CHRS, Class B, 144A	4.267(cc)	08/05/38	7,345	6,760,869
Series 2018-CHRS, Class C, 144A	4.267(cc)	08/05/38	10,055	8,983,718
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38	19,295	16,684,464
Series 2019-C03, Class A3	3.319	05/15/52	55,700	52,510,557
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)	6.561(c)	10/15/37	59,000	59,147,500
Series 2020-C08, Class XB, IO	1.019(cc)	10/15/53	119,592	6,258,608
Series 2024-5C27, Class A3	6.014	07/15/57	95,400	98,923,179
Series 2024-5C29, Class A3	5.208	09/15/57	102,000	102,647,282

BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966	08/10/33	14,600	14,272,088
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544	02/15/51	16,250	15,685,909
Series 2019-B10, Class A3	3.455	03/15/62	39,604	37,479,497
Series 2019-B11, Class A4	3.281	05/15/52	61,825	58,143,575
Series 2019-B12, Class A4	2.859	08/15/52	81,000	73,692,844
Series 2019-B13, Class A3	2.701	08/15/57	38,700	35,019,436
Series 2019-B14, Class A3	3.090	12/15/62	48,180	45,710,630
Series 2019-B14, Class A4	2.795	12/15/62	57,600	51,964,347
Series 2020-B17, Class A4	2.042	03/15/53	95,550	81,899,966
Series 2020-B20, Class A3	1.945	10/15/53	13,000	11,638,139

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Benchmark Mortgage Trust, (cont’d.)
Series 2020-B21, Class A4	1.704%	12/17/53	37,450	$31,469,538
Series 2020-IG01, Class A2	2.677	09/15/43	28,000	26,182,526
Series 2023-V03, Class A3	6.363(cc)	07/15/56	30,000	31,199,676
Series 2024-V08, Class A3	6.189(cc)	07/15/57	167,800	174,774,489
BFLD Mortgage Trust,
Series 2024-VICT, Class A, 144A, 1 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)	6.196(c)	07/15/41	37,000	37,127,143
Series 2024-VICT, Class B, 144A, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.589%)	6.895(c)	07/15/41	7,500	7,511,719
Series 2024-WRHS, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.798(c)	08/15/26	39,027	39,075,359
BMO Mortgage Trust,
Series 2023-C05, Class A2	6.518	06/15/56	25,000	25,694,890
Series 2024-5C05, Class A3	5.857	02/15/57	94,600	97,383,595
BPR Trust,
Series 2023-BRK02, Class A, 144A	6.899(cc)	10/05/38	91,309	95,382,504
Series 2024-PMDW, Class B, 144A	5.850(cc)	11/05/41	5,600	5,664,350
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class B, 144A, 1 Month SOFR + 1.364% (Cap N/A, Floor 1.250%)	5.670(c)	11/15/38	19,022	18,997,961
Series 2024-AIR02, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.799(c)	10/15/41	73,650	73,972,219
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	5.997(c)	08/15/39	87,200	87,772,250

CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	37,610	35,854,790
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	55,314	53,266,125
Series 2017-CD06, Class A4	3.190	11/13/50	81,000	78,220,412
Series 2018-CD07, Class A3	4.013	08/15/51	26,356	25,441,391

CENT Trust, Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)	6.926(c)	09/15/38	83,750	84,539,310
CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25	22,864	22,701,885
CFK Trust,
Series 2019-FAX, Class A, 144A	4.075	01/15/39	14,250	13,616,043
Series 2019-FAX, Class B, 144A	4.362	01/15/39	21,052	19,886,877

CGMS Commercial Mortgage Trust, Series 2017-B01, Class A3	3.197	08/15/50	19,353	18,581,325
Citigroup Commercial Mortgage Trust,
Series 2015-P01, Class XB, IO	0.053(cc)	09/15/48	58,898	12,804
Series 2017-C04, Class A3	3.209	10/12/50	63,251	60,779,950

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Citigroup Commercial Mortgage Trust, (cont’d.)
Series 2017-P07, Class A3	3.442%	04/14/50	15,680	$15,326,045
Series 2019-GC41, Class A4	2.620	08/10/56	105,000	94,723,524
Series 2020-GC46, Class A4	2.477	02/15/53	90,000	78,604,533
Commercial Mortgage Trust,
Series 2014-UBS04, Class A5	3.694	08/10/47	272	268,409
Series 2016-COR01, Class A4	3.091	10/10/49	6,400	6,136,416
Series 2017-COR02, Class A2	3.239	09/10/50	99,501	95,897,090
Series 2018-COR03, Class A2	3.961	05/10/51	54,997	53,456,195
Series 2019-GC44, Class A4	2.698	08/15/57	34,500	31,003,370
Series 2024-277P, Class A, 144A	6.338	08/10/44	29,200	30,389,006
Series 2024-277P, Class X, IO, 144A	0.661(cc)	08/10/44	97,400	2,814,948
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A	3.953	09/15/37	94,640	85,885,781
Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	13,245	12,948,540
CSAIL Commercial Mortgage Trust,
Series 2015-C01, Class A4	3.505	04/15/50	335	333,499
Series 2015-C03, Class XB, IO	0.250	08/15/48	86,961	52,403
Series 2019-C16, Class A2	3.067	06/15/52	37,129	34,280,584
Series 2019-C17, Class A4	2.763	09/15/52	37,150	33,895,173

DBGS Mortgage Trust, Series 2018-BIOD, Class F, 144A, 1 Month SOFR + 2.296% (Cap N/A, Floor 2.000%)	6.602(c)	05/15/35	3,186	3,163,656
DBWF Mortgage Trust, Series 2016-85T, Class D, 144A	3.808(cc)	12/10/36	23,960	21,669,927
Deutsche Bank Commercial Mortgage Trust, Series 2017-C06, Class A4	3.071	06/10/50	6,850	6,532,378
Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35	30,650	29,601,923
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0052, Class X1, IO	0.614(cc)	11/25/25	123,950	482,339
Series K0053, Class X1, IO	0.861(cc)	12/25/25	127,863	734,508
Series K0055, Class X1, IO	1.326(cc)	03/25/26	244,745	2,970,770
Series K0058, Class XAM, IO	0.814(cc)	08/25/26	59,334	749,127
Series K0069, Class X1, IO	0.340(cc)	09/25/27	503,920	4,111,635
Series K0087, Class X1, IO	0.355(cc)	12/25/28	406,370	5,089,379
Series K0090, Class X1, IO	0.706(cc)	02/25/29	452,761	11,513,126
Series K0091, Class X1, IO	0.560(cc)	03/25/29	543,954	11,233,740
Series K0092, Class XAM, IO	0.983(cc)	04/25/29	53,046	2,011,510
Series K0093, Class X1, IO	0.941(cc)	05/25/29	390,517	13,085,845
Series K0095, Class X1, IO	0.949(cc)	06/25/29	510,429	17,535,069
Series K0096, Class XAM, IO	1.394(cc)	07/25/29	56,489	3,021,467
Series K0097, Class X1, IO	1.089(cc)	07/25/29	519,263	21,057,871
Series K0101, Class X1, IO	0.831(cc)	10/25/29	462,118	15,103,495

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K0108, Class X1, IO	1.691%(cc)	03/25/30	326,425	$22,939,082
Series K0114, Class X1, IO	1.114(cc)	06/25/30	255,783	12,478,921
Series K0735, Class X1, IO	0.958(cc)	05/25/26	250,680	2,027,273
Series K1513, Class X1, IO	0.854(cc)	08/25/34	331,519	17,629,643
Series Q001, Class XA, IO	2.088(cc)	02/25/32	23,147	1,497,370
Series Q002, Class XA, IO	0.950(cc)	07/25/33	29,728	1,121,260

GS Mortgage Securities Corp. Trust, Series 2021-IP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	5.371(c)	10/15/36	6,770	6,738,266
GS Mortgage Securities Trust,
Series 2014-GC22, Class XB, IO	0.226(cc)	06/10/47	37,110	125,551
Series 2014-GC24, Class A5	3.931	09/10/47	413	412,183
Series 2015-GC32, Class XB, IO	0.010(cc)	07/10/48	60,188	1,769
Series 2015-GC34, Class A4	3.506	10/10/48	11,245	11,063,696
Series 2017-GS06, Class A2	3.164	05/10/50	12,934	12,418,507
Series 2018-GS09, Class A3	3.727	03/10/51	10,441	10,097,790
Series 2019-GC39, Class A3	3.307	05/10/52	68,460	63,668,818
Series 2019-GC40, Class A3	2.904	07/10/52	50,000	45,335,280
Series 2019-GSA01, Class A2	2.613	11/10/52	4,941	4,721,197
Series 2019-GSA01, Class A3	2.794	11/10/52	42,000	38,559,221

Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 144A	5.467(cc)	01/13/40	62,360	63,046,690
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35	4,000	3,759,466
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class XA, IO	0.406(cc)	09/15/47	6,924	69
Series 2014-C24, Class A5	3.639	11/15/47	653	635,514
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A4	3.195	09/15/50	70,600	67,475,230
Series 2019-COR04, Class A3	3.763	03/10/52	31,250	29,995,822
Series 2019-COR04, Class A4	3.758	03/10/52	31,675	29,778,000
Series 2019-COR04, Class A5	4.029	03/10/52	4,797	4,511,244
Series 2019-COR05, Class A3	3.123	06/13/52	38,600	35,736,710
Series 2019-COR05, Class XB, IO	0.944(cc)	06/13/52	65,497	2,398,592
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50	24,248	23,542,690
Series 2017-C07, Class A4	3.147	10/15/50	69,278	66,413,900
Series 2019-COR06, Class A3	2.795	11/13/52	80,750	72,460,157

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP03, Class A4	2.627	08/15/49	17,436	16,912,712
LSTAR Commercial Mortgage Trust, Series 2017-05, Class A4, 144A	3.390	03/10/50	8,500	8,366,365

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	7.021%(c)	04/15/38	14,566	$14,565,600
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31, Class A5	3.102	11/15/49	11,509	11,065,171
Series 2017-C34, Class A3	3.276	11/15/52	18,615	17,812,934
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A4	3.809	12/15/48	13,800	13,624,487
Series 2017-H01, Class A4	3.259	06/15/50	51,175	49,900,236
Series 2018-H03, Class A4	3.914	07/15/51	8,100	7,843,821
Series 2018-H04, Class A3	4.043	12/15/51	17,213	16,717,087
Series 2019-H06, Class A3	3.158	06/15/52	47,750	44,493,278
Series 2019-H07, Class A3	3.005	07/15/52	71,647	65,852,460
Series 2019-L02, Class A3	3.806	03/15/52	37,651	36,222,667
Series 2019-L03, Class A3	2.874	11/15/52	35,797	32,876,626

One Bryant Park Trust, Series 2019-OBP, Class A, 144A	2.516	09/15/54	7,000	6,193,659
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class A, 144A	3.021	09/15/39	35,000	31,157,231
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A	3.126	07/05/36	20,955	20,354,304
SREIT Trust, Series 2021-MFP, Class F, 144A, 1 Month SOFR + 2.739% (Cap N/A, Floor 2.625%)	7.046(c)	11/15/38	68,938	69,172,201
UBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.196	06/15/50	15,949	15,431,524
Series 2017-C03, Class A3	3.167	08/15/50	13,800	13,426,867
Series 2017-C05, Class A4	3.212	11/15/50	32,275	31,026,409
Series 2017-C06, Class A4	3.320	12/15/50	29,785	28,653,087
Series 2018-C10, Class A3	4.048	05/15/51	69,100	66,953,956
Series 2018-C11, Class A4	3.977	06/15/51	40,000	39,177,092
Series 2018-C15, Class A3	4.075	12/15/51	16,998	16,333,925
Series 2019-C16, Class A3	3.344	04/15/52	31,500	30,045,573
Series 2019-C16, Class XB, IO	0.852(cc)	04/15/52	96,253	3,086,016
Series 2019-C17, Class A3	2.669	10/15/52	80,672	72,671,596
Series 2019-C18, Class A3	2.782	12/15/52	22,850	20,645,060

UBS-Barclays Commercial Mortgage Trust, Series 2013-C05, Class XB, IO, 144A	0.107(cc)	03/10/46	41,314	413
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class C, 144A, 1 Month SOFR + 2.241% (Cap N/A, Floor 2.241%)	6.547(c)	11/15/41	25,200	25,270,855
Wells Fargo Commercial Mortgage Trust,
Series 2016-C34, Class XB, IO	0.962(cc)	06/15/49	36,018	360,886
Series 2016-C35, Class XB, IO	0.924(cc)	07/15/48	55,952	593,712

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2016-C36, Class A3	2.807%	11/15/59	26,739	$25,974,302
Series 2016-NXS06, Class A4	2.918	11/15/49	59,322	57,318,293
Series 2017-C39, Class A4	3.157	09/15/50	37,000	35,275,985
Series 2018-C43, Class A4	4.012(cc)	03/15/51	1,000	966,716
Series 2018-C44, Class A4	3.948	05/15/51	20,000	19,506,290
Series 2018-C45, Class A3	3.920	06/15/51	23,154	22,474,192
Series 2018-C47, Class A3	4.175	09/15/61	37,622	36,739,352
Series 2018-C48, Class A5	4.302	01/15/52	10,000	9,735,147
Series 2019-C50, Class A4	3.466	05/15/52	34,566	32,912,812
Series 2019-C52, Class A4	2.643	08/15/52	86,325	79,245,236
Series 2019-C53, Class A3	2.787	10/15/52	6,100	5,566,792
Series 2019-C54, Class A3	2.892	12/15/52	42,492	38,594,364
Series 2020-C55, Class A4	2.474	02/15/53	58,725	52,208,434
Series 2024-01CHI, Class A, 144A	5.484(cc)	07/15/35	75,100	75,335,116

Total Commercial Mortgage-Backed Securities (cost $5,366,506,728)				5,113,027,405
Corporate Bonds 31.5%
Aerospace & Defense 0.6%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	3.000	09/15/50	10,325	6,584,779
Sr. Unsec’d. Notes, 144A	3.400	04/15/30	17,620	16,289,496
Boeing Co. (The),
Sr. Unsec’d. Notes(a)	3.250	02/01/28	14,855	14,092,283
Sr. Unsec’d. Notes	3.550	03/01/38	15,098	11,525,438
Sr. Unsec’d. Notes(a)	3.600	05/01/34	14,772	12,490,689
Sr. Unsec’d. Notes	3.625	03/01/48	2,130	1,422,876
Sr. Unsec’d. Notes	3.850	11/01/48	990	685,576
Sr. Unsec’d. Notes	3.900	05/01/49	44,475	31,270,486
Sr. Unsec’d. Notes	3.950	08/01/59	14,670	9,829,130
Sr. Unsec’d. Notes	5.705	05/01/40	22,420	21,547,941
Sr. Unsec’d. Notes	5.930	05/01/60	72,825	67,912,027
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	42,750	42,521,501
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	4,294	4,310,103
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	5,325	5,544,656
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	23,053	23,110,633

HEICO Corp., Gtd. Notes	5.250	08/01/28	9,750	9,871,780
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes	3.832	04/27/25	2,700	2,695,020
Sr. Unsec’d. Notes	5.050	06/01/29	15,850	15,911,814

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)

Spirit AeroSystems, Inc., Sr. Sec’d. Notes	3.850%	06/15/26	1,660	$1,630,726
				299,246,954
Agriculture 0.9%
Altria Group, Inc., Gtd. Notes	3.400	02/04/41	56,803	41,046,012
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	41,745	38,557,644
Gtd. Notes	3.557	08/15/27	12,287	11,922,026
Gtd. Notes	4.390	08/15/37	59,596	51,544,062
Gtd. Notes	5.834	02/20/31	4,000	4,117,208
Gtd. Notes	6.343	08/02/30	10,195	10,772,588
Gtd. Notes	7.750	10/19/32	5,000	5,676,480
BAT International Finance PLC (United Kingdom),
Gtd. Notes	1.668	03/25/26	9,736	9,410,415
Gtd. Notes(a)	5.931	02/02/29	23,565	24,287,369

Bunge Ltd. Finance Corp., Gtd. Notes(a)	2.750	05/14/31	6,500	5,677,001
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.500	02/01/30	14,239	14,374,077
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	2.100	05/01/30	30,645	26,590,084
Sr. Unsec’d. Notes	4.875	02/13/29	3,000	3,000,836
Sr. Unsec’d. Notes(h)	5.250	02/13/34	89,948	89,304,673
Sr. Unsec’d. Notes	5.625	09/07/33	62,184	63,335,844
Reynolds American, Inc. (United Kingdom),
Gtd. Notes	4.450	06/12/25	13,411	13,395,493
Gtd. Notes	5.700	08/15/35	2,000	2,002,524
				415,014,336
Airlines 0.3%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27	2,538	2,512,743
American Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	3.700	04/01/28	1,496	1,457,054
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28	6,202	6,001,171
American Airlines 2015-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.600	03/22/29	7,481	7,231,279

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
Delta Air Lines 2020-1 Class AA Pass-Through Trust, Pass-Through Certificates(a)	2.000%	12/10/29	22,410	$20,946,531
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.750	10/20/28	10,110	10,043,375
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	38,315	38,533,341
United Airlines 2015-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.450	06/01/29	6,550	6,292,975
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875	04/07/30	10,662	9,988,215
United Airlines 2018-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.500	09/01/31	8,747	8,229,863
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33	7,777	6,881,231
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	34,860	34,384,465
Sr. Sec’d. Notes, 144A	4.625	04/15/29	9,665	9,282,383

VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland), Sr. Unsec’d. Notes, 144A(a)	6.375	02/01/30	1,925	1,758,969
				163,543,595
Apparel 0.0%
VF Corp., Sr. Unsec’d. Notes	2.400	04/23/25	10,000	9,929,185
Auto Manufacturers 0.8%
Ford Motor Co.,
Sr. Unsec’d. Notes(a)	3.250	02/12/32	1,055	882,486
Sr. Unsec’d. Notes	4.750	01/15/43	20,382	16,064,374
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	4,353	4,194,061
Sr. Unsec’d. Notes	2.900	02/16/28	16,452	15,264,587
Sr. Unsec’d. Notes	2.900	02/10/29	3,279	2,949,822
Sr. Unsec’d. Notes	4.125	08/17/27	5,547	5,377,014
Sr. Unsec’d. Notes	4.134	08/04/25	2,600	2,586,774
Sr. Unsec’d. Notes	4.271	01/09/27	44,065	43,261,562
Sr. Unsec’d. Notes	4.950	05/28/27	3,965	3,935,738
Sr. Unsec’d. Notes	5.113	05/03/29	3,250	3,173,655
Sr. Unsec’d. Notes	5.125	11/05/26	13,675	13,658,879
Sr. Unsec’d. Notes	5.800	03/08/29	15,085	15,118,031

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC, (cont’d.)
Sr. Unsec’d. Notes	5.850%	05/17/27	12,495	$12,626,011
Sr. Unsec’d. Notes	5.875	11/07/29	15,500	15,518,465
Sr. Unsec’d. Notes	6.950	03/06/26	8,988	9,151,848
Sr. Unsec’d. Notes(a)	7.350	03/06/30	1,815	1,926,281
General Motors Co.,
Sr. Unsec’d. Notes	5.200	04/01/45	995	855,761
Sr. Unsec’d. Notes	6.250	10/02/43	5,906	5,799,431
Sr. Unsec’d. Notes	6.600	04/01/36	7,295	7,626,572
Sr. Unsec’d. Notes(a)	6.750	04/01/46	7,437	7,673,506
Sr. Unsec’d. Notes	6.800	10/01/27	3,810	3,976,163
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	20,453	19,833,679
Gtd. Notes	4.000	10/06/26	7,785	7,677,205
Gtd. Notes	4.350	01/17/27	4,416	4,369,478
Sr. Unsec’d. Notes(a)	2.350	01/08/31	84,135	70,927,456
Sr. Unsec’d. Notes	2.400	10/15/28	1,680	1,528,107
Sr. Unsec’d. Notes(a)	2.700	08/20/27	2,435	2,306,475
Sr. Unsec’d. Notes	2.900	02/26/25	46,895	46,829,027
Sr. Unsec’d. Notes	5.550	07/15/29	720	728,113
Sr. Unsec’d. Notes(a)	5.650	01/17/29	2,775	2,816,763
Sr. Unsec’d. Notes	5.800	06/23/28	1,370	1,399,933
Sr. Unsec’d. Notes(a)	6.000	01/09/28	14,175	14,562,171
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	4.550	09/26/29	4,000	3,894,600
Sr. Unsec’d. Notes, 144A	5.350	03/19/29	7,175	7,213,303

Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	4.050(cc)	10/24/25	1,980	1,970,922
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A(a)	4.950	08/15/29	1,490	1,462,211
Gtd. Notes, 144A	5.250	03/22/29	27,730	27,556,488
				406,696,952
Auto Parts & Equipment 0.2%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	4,025	4,004,070
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.500	04/01/27	17,897	17,940,776
Aptiv Swiss Holdings Ltd., Gtd. Notes(a)	6.875(ff)	12/15/54	6,755	6,728,329
Clarios Global LP/Clarios US Finance Co., Sr. Sec’d. Notes, 144A(a)	6.750	02/15/30	2,150	2,183,734

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A(a)	5.750%	04/15/25	2,757	$2,757,000
Dana, Inc., Sr. Unsec’d. Notes	5.625	06/15/28	50	49,679
Magna International, Inc. (Canada), Sr. Unsec’d. Notes	4.150	10/01/25	3,900	3,885,742
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	69,143	65,951,199
				103,500,529
Banks 9.0%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.552(ff)	03/14/28	40,600	40,949,769
Sub. Notes	2.749	12/03/30	6,400	5,476,687
Bank of America Corp.,
Jr. Sub. Notes, Series FF(a)	5.875(ff)	03/15/28(oo)	17,585	17,684,010
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	267,035	231,272,995
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	77,865	75,551,568
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	48,286	40,961,128
Sr. Unsec’d. Notes, MTN	1.922(ff)	10/24/31	14,481	12,159,437
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	219,885	194,658,423
Sr. Unsec’d. Notes, MTN	2.972(ff)	02/04/33	26,185	22,622,147
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	45,315	41,975,467
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	26,803	26,317,519
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	21,644	16,988,172
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	1,030	1,006,738
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	40,400	35,022,400
Sub. Notes, MTN	4.450	03/03/26	45,640	45,511,267
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes(a)	2.645(ff)	06/24/31	6,000	5,243,316
Sr. Unsec’d. Notes	2.667(ff)	03/10/32	7,000	5,984,030
Sr. Unsec’d. Notes(a)	2.894(ff)	11/24/32	3,745	3,187,393
Sr. Unsec’d. Notes	4.942(ff)	09/10/30	22,690	22,307,841
Sr. Unsec’d. Notes	5.501(ff)	08/09/28	12,710	12,837,147
Sr. Unsec’d. Notes	5.690(ff)	03/12/30	8,096	8,202,240
Sr. Unsec’d. Notes	7.437(ff)	11/02/33	4,130	4,559,719
Sub. Notes(a)	4.836	05/09/28	7,715	7,595,649
Sub. Notes(a)	5.088(ff)	06/20/30	28,394	27,728,834
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	1.323(ff)	01/13/27	27,102	26,230,110
Sr. Non-Preferred Notes, 144A	1.904(ff)	09/30/28	32,200	29,680,195
Sr. Non-Preferred Notes, 144A	2.159(ff)	09/15/29	19,050	17,180,700

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
BNP Paribas SA (France), (cont’d.)
Sr. Non-Preferred Notes, 144A	2.591%(ff)	01/20/28	19,375	$18,501,176
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32	27,265	23,487,216
Sr. Non-Preferred Notes, 144A	3.132(ff)	01/20/33	10,950	9,419,944
Sr. Non-Preferred Notes, 144A(a)	4.400	08/14/28	4,458	4,353,848
Sr. Non-Preferred Notes, 144A, MTN	3.052(ff)	01/13/31	28,300	25,450,541
Sr. Non-Preferred Notes, 144A, MTN	3.500	11/16/27	17,175	16,497,733
BPCE SA (France),
Sr. Non-Preferred Notes, 144A	1.652(ff)	10/06/26	30,045	29,376,799
Sr. Non-Preferred Notes, 144A, MTN	3.500	10/23/27	4,330	4,152,977
Sr. Preferred Notes, 144A, MTN	3.250	01/11/28	6,850	6,504,069
Sub. Notes, 144A, MTN	4.500	03/15/25	3,000	2,997,378
Sub. Notes, 144A, MTN	4.875	04/01/26	1,015	1,011,813
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A(a)	6.037(ff)	06/15/35	23,035	23,434,996
Sr. Non-Preferred Notes, 144A	6.840(ff)	09/13/34	1,150	1,229,835
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	15,200	15,326,333
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	54,510	55,497,334
Citigroup, Inc.,
Jr. Sub. Notes, Series W	4.000(ff)	12/10/25(oo)	31,420	30,971,764
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	26,270	25,748,771
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	195,755	174,129,391
Sr. Unsec’d. Notes(a)	2.904(ff)	11/03/42	12,441	8,709,435
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	23,165	20,036,122
Sr. Unsec’d. Notes	3.200	10/21/26	45,302	44,198,337
Sr. Unsec’d. Notes	3.400	05/01/26	19,755	19,455,951
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	12,612	12,246,642
Sr. Unsec’d. Notes	3.700	01/12/26	21,145	20,987,179
Sr. Unsec’d. Notes	3.785(ff)	03/17/33	63,929	57,730,097
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,700	1,671,823
Sr. Unsec’d. Notes	4.542(ff)	09/19/30	21,090	20,561,431
Sr. Unsec’d. Notes(a)	5.316(ff)	03/26/41	36,188	34,853,905
Sub. Notes	4.300	11/20/26	705	699,902
Sub. Notes	4.400	06/10/25	22,485	22,440,480
Sub. Notes	4.450	09/29/27	470	464,782
Sub. Notes	4.750	05/18/46	42,640	37,045,258

Comerica, Inc., Sr. Unsec’d. Notes(a)	5.982(ff)	01/30/30	24,593	24,832,392
Credit Agricole SA (France), Sr. Non-Preferred Notes, 144A, MTN	4.631(ff)	09/11/28	19,955	19,737,457

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A	4.613%(ff)	10/02/30	19,490	$18,981,763
Sr. Non-Preferred Notes, 144A(a)	5.705(ff)	03/01/30	43,015	43,787,730
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.129(ff)	11/24/26	27,405	26,789,040
Sr. Non-Preferred Notes	2.311(ff)	11/16/27	2,985	2,841,652
Sr. Non-Preferred Notes(a)	4.999(ff)	09/11/30	49,377	48,579,700
Sr. Non-Preferred Notes	5.373(ff)	01/10/29	7,070	7,090,980
Sr. Non-Preferred Notes	5.706(ff)	02/08/28	12,325	12,470,628
Sr. Non-Preferred Notes	7.146(ff)	07/13/27	8,015	8,254,041
Sub. Notes	3.729(ff)	01/14/32	15,400	13,528,440
Discover Bank,
Sr. Unsec’d. Notes	3.450	07/27/26	6,525	6,394,074
Sr. Unsec’d. Notes	4.250	03/13/26	675	670,581

Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	12.000	10/01/28	4,625	5,039,428
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	5,965	5,737,146
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	15,995	15,414,234
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	48,415	40,359,784
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	54,500	46,802,918
Sr. Unsec’d. Notes	3.210(ff)	04/22/42	110,085	80,712,567
Sr. Unsec’d. Notes	3.500	04/01/25	3,630	3,623,667
Sr. Unsec’d. Notes(a)	3.750	02/25/26	31,393	31,163,904
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	16,800	16,231,918
Sr. Unsec’d. Notes(a)	3.850	01/26/27	41,450	40,782,105
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	10,000	9,775,975
Sr. Unsec’d. Notes, MTN	4.800	07/08/44	5,230	4,664,685
Sub. Notes(a)	5.150	05/22/45	7,240	6,649,980
Sub. Notes	6.750	10/01/37	216	232,070

Hamburg Commercial Bank AG (Germany), Sub. Notes, EMTN, SOFR + 0.667%	5.048(c)	03/21/31	40,000	38,000,780
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	1.645(ff)	04/18/26	4,200	4,172,011
Sr. Unsec’d. Notes	2.013(ff)	09/22/28	9,365	8,650,192
Sr. Unsec’d. Notes	4.292(ff)	09/12/26	1,625	1,619,779
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35	26,415	26,413,687
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	9,560	9,897,645

Intesa Sanpaolo SpA (Italy), Sr. Non-Preferred Notes, 144A	7.778(ff)	06/20/54	16,690	18,262,141

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month SOFR + 2.842%(a)	7.132%(c)	05/01/25(oo)	30,100	$30,428,537
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	75,829	75,829,000
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	89,955	89,894,095
Jr. Sub. Notes, Series KK(a)	3.650(ff)	06/01/26(oo)	28,750	28,059,609
Jr. Sub. Notes, Series NN(a)	6.875(ff)	06/01/29(oo)	9,272	9,696,577
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	115,410	96,661,592
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	63,170	55,824,128
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	105,105	89,256,328
Sr. Unsec’d. Notes(a)	2.580(ff)	04/22/32	19,240	16,649,487
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	127,835	115,726,246
Sr. Unsec’d. Notes(a)	3.300	04/01/26	15,205	15,016,859
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	91,135	86,554,388
Sr. Unsec’d. Notes	3.960(ff)	01/29/27	7,250	7,199,485
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	7,285	5,715,268
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	52,470	51,109,720
Sr. Unsec’d. Notes(a)	4.565(ff)	06/14/30	14,310	14,074,804
Sr. Unsec’d. Notes	4.995(ff)	07/22/30	8,490	8,480,365

JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	5.110	12/08/26	2,835	2,863,992
Kasikornbank PCL (Thailand), Sub. Notes, EMTN	3.343(ff)	10/02/31	8,650	8,311,958
KeyCorp, Sr. Unsec’d. Notes, MTN	2.550	10/01/29	13,917	12,424,307
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750	01/11/27	14,595	14,311,219
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.170	09/11/27	9,800	9,421,241
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	65,450	54,650,674
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	129,705	116,007,716
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	50,085	48,530,267
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	10,525	10,293,956
Sr. Unsec’d. Notes, GMTN(a)	5.597(ff)	03/24/51	6,481	6,389,141
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	69,925	57,571,701
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	88,076	72,641,783
Sr. Unsec’d. Notes, MTN(a)	2.802(ff)	01/25/52	29,875	18,470,003
Sr. Unsec’d. Notes, MTN	3.125	07/27/26	49,095	48,077,948
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	29,190	28,249,163
Sr. Unsec’d. Notes, MTN	5.250(ff)	04/21/34	14,145	13,968,853
Sub. Notes, GMTN	4.350	09/08/26	14,335	14,236,955
Sub. Notes, MTN(a)	3.950	04/23/27	16,325	16,044,094

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

NatWest Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.445%(ff)	05/08/30	874	$847,500
PNC Bank NA, Sub. Notes	4.050	07/26/28	1,200	1,164,743
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	3.450	04/23/29	5,895	5,592,914
Sr. Unsec’d. Notes	5.582(ff)	06/12/29	30,325	30,947,229

Rheinland-Pfalz Bank (Germany), Sub. Notes, 144A	6.875	02/23/28	10,500	10,987,721
Societe Generale SA (France), Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26	47,800	46,352,014
State Street Corp.,
Jr. Sub. Notes, Series I	6.700(ff)	03/15/29(oo)	15,415	15,735,536
Jr. Sub. Notes, Series J(a)	6.700(ff)	09/15/29(oo)	18,000	18,386,318
Truist Financial Corp.,
Jr. Sub. Notes, Series N	6.669(ff)	03/01/25(oo)	34,643	34,500,610
Sr. Unsec’d. Notes, MTN	4.873(ff)	01/26/29	555	553,430
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	11,290	11,517,506
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	20,905	22,369,477
Sub. Notes, MTN	3.875	03/19/29	7,090	6,771,146

U.S. Bancorp, Sr. Unsec’d. Notes	5.836(ff)	06/12/34	2,155	2,202,816
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes	3.750	03/26/25	9,590	9,580,306
Sr. Unsec’d. Notes	4.550	04/17/26	4,065	4,055,136
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27	4,900	4,727,008
Sr. Unsec’d. Notes, 144A	1.364(ff)	01/30/27	17,775	17,155,984
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	14,130	12,966,707
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	8,734	8,450,145
Sr. Unsec’d. Notes, 144A	4.125	09/24/25	10,582	10,543,552
Sr. Unsec’d. Notes, 144A	4.125	04/15/26	2,440	2,422,322
Sr. Unsec’d. Notes, 144A	4.194(ff)	04/01/31	25,500	24,355,208
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	3,541	3,472,527

UniCredit SpA (Italy), Sr. Non-Preferred Notes, 144A	2.569(ff)	09/22/26	28,415	27,948,531
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41	64,795	47,642,227
Sr. Unsec’d. Notes, MTN	2.164(ff)	02/11/26	8,235	8,230,116
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	189,245	167,758,136
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	55,529	50,399,855

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)
Wells Fargo & Co., (cont’d.)
Sr. Unsec’d. Notes, MTN(a)	3.350%(ff)	03/02/33		41,995	$37,032,860
Sr. Unsec’d. Notes, MTN(a)	4.478(ff)	04/04/31		40,933	39,705,210
					4,429,269,506
Beverages 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes(h)	4.700	02/01/36		52,960	49,843,902
Gtd. Notes	4.900	02/01/46		47,344	42,387,168
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.439	10/06/48		2,330	1,940,004
Gtd. Notes	8.000	11/15/39		1,880	2,330,865
Gtd. Notes	8.200	01/15/39		445	557,914
					97,059,853
Biotechnology 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes	5.650	03/02/53		18,280	17,672,856
Sr. Unsec’d. Notes	5.750	03/02/63		21,500	20,744,676

Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650	12/01/41		1,200	1,206,980
					39,624,512
Building Materials 0.1%
CEMEX Materials LLC (Mexico), Gtd. Notes	7.700	07/21/25		2,250	2,270,138
Cemex SAB de CV (Mexico), Gtd. Notes	3.125	03/19/26	EUR	750	769,880
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26		3,315	3,248,657
Sr. Unsec’d. Notes	4.300	07/15/47		19,585	15,746,687
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32		16,435	16,506,657
Sr. Unsec’d. Notes, 144A	6.750	03/01/33		8,575	8,616,932

Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28		3,709	3,678,410
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(a)	3.375	01/15/31		15,125	13,239,393

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Standard Industries, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	4.375%	07/15/30	50	$46,438
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	1,325	1,288,302
				65,411,494
Chemicals 0.5%
Ashland, Inc., Sr. Unsec’d. Notes(a)	6.875	05/15/43	11,140	11,554,888
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes	4.500	01/10/28	2,600	2,418,780
Gtd. Notes, 144A	4.500	01/10/28	15,682	14,588,965
Gtd. Notes, 144A	4.500	01/31/30	11,857	10,144,256
Gtd. Notes, 144A	8.500	01/12/31	44,211	44,991,324

Celanese US Holdings LLC, Gtd. Notes	6.600	11/15/28	4,475	4,600,107
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43	8,565	7,573,747
Gtd. Notes	5.375	03/15/44	2,751	2,565,523
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.375	11/15/42	75	61,817
Sr. Unsec’d. Notes	4.800	05/15/49	10,718	9,008,009
Sr. Unsec’d. Notes	5.250	11/15/41	2,101	1,947,902
Sr. Unsec’d. Notes	5.550	11/30/48	504	472,455
Sr. Unsec’d. Notes	6.900	05/15/53	650	711,405
Sr. Unsec’d. Notes	9.400	05/15/39	125	166,322
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes(a)	4.725	11/15/28	21,220	21,188,972
Sr. Unsec’d. Notes	5.419	11/15/48	1,960	1,955,990
FMC Corp.,
Sr. Unsec’d. Notes	4.500	10/01/49	12,925	9,856,143
Sr. Unsec’d. Notes(a)	5.650	05/18/33	5,900	5,890,081

LYB International Finance BV, Gtd. Notes(a)	4.875	03/15/44	3,915	3,377,406
LYB International Finance III LLC,
Gtd. Notes	3.375	10/01/40	14,600	10,698,425
Gtd. Notes	4.200	10/15/49	20,690	15,469,072
Gtd. Notes	4.200	05/01/50	8,090	6,032,441

Mosaic Co. (The), Sr. Unsec’d. Notes	5.625	11/15/43	3,376	3,195,538
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.000	05/01/25	3,190	3,174,050

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900%	06/01/43		3,370	$2,990,333
Sr. Unsec’d. Notes	5.250	01/15/45		8,000	7,408,602
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A(a)	3.750	06/23/31		4,572	3,983,355
Sr. Unsec’d. Notes, 144A	6.750	05/02/34		28,050	28,540,875

Sasol Financing USA LLC (South Africa), Gtd. Notes(a)	6.500	09/27/28		7,510	7,213,280
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450	08/01/25		1,240	1,232,046
WR Grace Holdings LLC, Sr. Sec’d. Notes, 144A	4.875	06/15/27		2,131	2,087,212
					245,099,321
Commercial Services 0.7%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28		1,714	1,688,478
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unsec’d. Notes, 144A	6.000	06/01/29		31,075	28,740,905
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A(a)	4.625	06/01/28		21,390	20,373,975
Sr. Sec’d. Notes, 144A	4.625	06/01/28		14,970	14,221,500
AMN Healthcare, Inc.,
Gtd. Notes, 144A(a)	4.000	04/15/29		2,656	2,417,615
Gtd. Notes, 144A	4.625	10/01/27		11,055	10,705,478

Belron UK Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.750	10/15/29		1,445	1,428,744
Boost Newco Borrower LLC, Sr. Sec’d. Notes, 144A	7.500	01/15/31		950	994,999
California Institute of Technology,
Sr. Unsec’d. Notes	3.650	09/01/2119		39,775	25,156,842
Sr. Unsec’d. Notes	4.700	11/01/2111		2,105	1,713,757

Central Nippon Expressway Co. Ltd. (Japan), Sr. Unsec’d. Notes	0.886	09/29/25		7,500	7,307,672
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29		5,170	5,319,719
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	22,944	23,407,883
Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		2,000	2,155,000

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
ERAC USA Finance LLC,
Gtd. Notes, 144A	3.300%	12/01/26	10,390	$10,138,845
Gtd. Notes, 144A	3.800	11/01/25	17,535	17,425,294
Gtd. Notes, 144A(a)	5.000	02/15/29	14,890	14,944,148
Gtd. Notes, 144A(a)	6.700	06/01/34	1,840	2,022,440
Gtd. Notes, 144A	7.000	10/15/37	4,090	4,613,343

Global Payments, Inc., Sr. Unsec’d. Notes	4.950	08/15/27	10,005	10,030,319
Johns Hopkins University, Sr. Unsec’d. Notes, Series A	2.813	01/01/60	8,040	4,797,635
Leland Stanford Junior University (The), Unsec’d. Notes	3.647	05/01/48	5,345	4,123,006
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885	07/01/2116	18,113	12,653,989
Unsec’d. Notes	4.678	07/01/2114	3,000	2,523,445
President & Fellows of Harvard College,
Unsec’d. Notes(a)	2.517	10/15/50	8,950	5,406,680
Unsec’d. Notes	3.150	07/15/46	9,930	7,127,622
Unsec’d. Notes	3.300	07/15/56	5,630	3,867,841
Unsec’d. Notes	3.619	10/01/37	3,710	3,180,449

Service Corp. International, Sr. Unsec’d. Notes(a)	5.750	10/15/32	4,050	3,978,244
Trustees of Princeton University (The), Unsec’d. Notes, Series 2020	2.516	07/01/50	6,310	3,904,311
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119	1,065	695,434
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	5,275	4,678,202
Gtd. Notes	3.875	02/15/31	1,200	1,091,914
Gtd. Notes(a)	4.875	01/15/28	70,980	70,000,502
Gtd. Notes(a)	5.250	01/15/30	6,492	6,408,925

University of Chicago (The), Unsec’d. Notes, Series 20B	2.761	04/01/45	6,560	4,958,259
University of Southern California,
Sr. Unsec’d. Notes, Series A	3.226	10/01/2120	5,210	2,999,114
Unsec’d. Notes, Series 2017	3.841	10/01/47	9,375	7,442,233
				354,644,761
Computers 0.1%
Accenture Capital, Inc., Gtd. Notes	4.250	10/04/31	13,380	12,921,650

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers (cont’d.)
Leidos, Inc., Gtd. Notes	2.300%	02/15/31	20,140	$17,032,305
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	10,758	11,720,657
				41,674,612
Cosmetics/Personal Care 0.0%
Gillette Co. (The), Sr. Unsec’d. Notes, MTN, 3 Month SOFR + (0.038)%	4.272(c)	04/02/43	6,519	6,437,719
Distribution/Wholesale 0.1%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	57,850	57,756,998
Diversified Financial Services 0.8%
Aircraft Finance Co. Ltd. (China), Sr. Sec’d. Notes, Series B	4.100	03/29/26	679	667,808
Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610	05/03/27	43,775	43,368,505
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28	37,660	39,483,909
Capital One Financial Corp., Sr. Unsec’d. Notes	5.463(ff)	07/26/30	7,010	7,072,705
CDP Financial, Inc. (Canada),
Gtd. Notes	5.600	11/25/39	1,200	1,230,679
Gtd. Notes, 144A	5.600	11/25/39	2,195	2,251,117

Charles Schwab Corp. (The), Jr. Sub. Notes, Series H	4.000(ff)	12/01/30(oo)	28,365	25,165,159
Discover Financial Services, Sr. Unsec’d. Notes	3.750	03/04/25	14,835	14,821,544
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^(x)	7.230(c)	05/31/25(d)	196,471	174,859,216
Intercontinental Exchange, Inc., Sr. Unsec’d. Notes	3.625	09/01/28	50	48,155
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	2.750	10/15/32	39,020	32,073,667
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	2,725	2,573,610
Gtd. Notes, 144A	5.500	08/15/28	12,330	12,112,961
Gtd. Notes, 144A	6.000	01/15/27	15,935	15,914,862

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

Nuveen LLC, Sr. Unsec’d. Notes, 144A	5.850%	04/15/34		4,510	$4,550,376
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		10,325	9,643,552
Gtd. Notes	6.625	05/15/29		2,005	2,036,779
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A(a)	4.250	02/15/29		7,825	7,324,162
Gtd. Notes, 144A	7.875	12/15/29		1,295	1,355,133

Penta Aircraft Leasing 2013 LLC, U.S. Gov’t. Gtd. Notes	1.691	04/29/25		118	117,124
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates	1.923(s)	06/02/25		258	249,726
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	3,060	2,937,694
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes, Series NN	3.250	06/15/25		3,595	3,573,455
					403,431,898
Electric 2.5%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes	3.100	12/01/26		1,300	1,265,128
Sr. Unsec’d. Notes	3.750	12/01/47		5,595	4,160,129
Sr. Unsec’d. Notes	3.800	06/15/49		7,345	5,425,117
Sr. Unsec’d. Notes, Series M	3.650	04/01/50		7,206	5,201,726

Appalachian Power Co., Sr. Unsec’d. Notes	3.400	06/01/25		15,645	15,568,419
Avangrid, Inc., Sr. Unsec’d. Notes(a)	3.800	06/01/29		21,920	20,822,175
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/34		12,844	11,123,298
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		16,692	15,975,883
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		29,265	27,954,835
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		41,791	41,047,180

CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	3.950	03/01/48		6,685	5,123,426
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	2.950	03/01/30		26,025	23,457,708
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes, 144A	3.500	04/01/28		4,415	4,212,793

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

CMS Energy Corp., Jr. Sub. Notes	4.750%(ff)	06/01/50	23,485	$22,274,478
Comision Federal de Electricidad (Mexico),
Gtd. Notes	4.688	05/15/29	5,000	4,697,750
Gtd. Notes, 144A	4.688	05/15/29	45,602	42,845,359
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	2,665	2,028,258
First Mortgage	4.350	11/15/45	2,780	2,320,928
First Mortgage	6.450	01/15/38	690	745,222
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes	3.850	06/15/46	7,580	5,794,620
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	2,920	2,270,835
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series C(a)	3.375	04/01/30	665	612,220
Sr. Unsec’d. Notes, Series D	2.850	08/15/26	5,685	5,526,282

DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	37,340	36,216,052
Duke Energy Carolinas LLC,
First Mortgage	3.950	03/15/48	6,745	5,166,510
First Mortgage	4.250	12/15/41	6,000	5,090,723
First Mortgage	4.950	01/15/33	19,765	19,452,193
First Ref. Mortgage	3.750	06/01/45	3,045	2,333,794
First Ref. Mortgage	4.000	09/30/42	1,025	831,736
First Ref. Mortgage	6.000	01/15/38	3,675	3,828,772

Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	12,485	12,112,390
Duke Energy Progress LLC, First Mortgage	4.100	03/15/43	2,410	1,953,468
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	750	752,519
Emera US Finance LP (Canada), Gtd. Notes	3.550	06/15/26	4,959	4,866,781
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.125	07/12/28	16,155	14,709,896
Gtd. Notes, 144A	3.500	04/06/28	13,415	12,823,466
Entergy Louisiana LLC,
Collateral Trust	3.120	09/01/27	12,955	12,467,554
Collateral Trust	3.250	04/01/28	5,000	4,773,841
Collateral Trust	4.200	09/01/48	29,046	22,952,741
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN(a)	6.350	08/10/28	19,643	19,471,124
Gov’t. Gtd. Notes, MTN	6.350	08/10/28	2,062	2,043,957

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Eskom Holdings SOC Ltd. (South Africa), (cont’d.)
Sr. Unsec’d. Notes	7.125%	02/11/25	24,250	$24,228,175
Sr. Unsec’d. Notes, 144A	7.125	02/11/25	23,202	23,181,118
Sr. Unsec’d. Notes, 144A, MTN	8.450	08/10/28	3,827	3,970,512
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	33,012	34,249,950

FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/44	815	777,521
Florida Power & Light Co.,
First Mortgage	3.700	12/01/47	10,130	7,566,629
First Mortgage	3.950	03/01/48	8,210	6,408,960
Sr. Unsec’d. Notes, Series A	3.300	05/30/27	9,415	9,131,427

Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	25,625	24,882,426
Georgia Power Co., Sr. Unsec’d. Notes, Series 10-C	4.750	09/01/40	1,050	955,003
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series FSA	8.250	04/15/26	50	51,990
Local Gov’t. Gtd. Notes, Series FSA	8.625	06/15/29	130	148,706
Local Gov’t. Gtd. Notes, Series GH	8.250	04/15/26	516	536,532
Local Gov’t. Gtd. Notes, Series HE	8.625	06/15/29	18,767	21,467,365
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29	15,025	17,241,114
Local Gov’t. Gtd. Notes, Series HK	9.375	04/15/30	7,800	9,610,169
Local Gov’t. Gtd. Notes, Series HQ	9.500	11/15/30	29,000	35,105,738
Local Gov’t. Gtd. Notes, Series MBIA	8.250	04/15/26	25	25,995

Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	15	16,120
Interstate Power & Light Co., Sr. Unsec’d. Notes	4.100	09/26/28	3,260	3,177,631
IPALCO Enterprises, Inc., Sr. Sec’d. Notes	4.250	05/01/30	6,350	6,019,478
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	26,410	25,240,037
John Sevier Combined Cycle Generation LLC, Sec’d. Notes	4.626	01/15/42	1,383	1,282,915
MidAmerican Energy Co., First Mortgage(a)	4.250	07/15/49	1,865	1,507,157
Nevada Power Co., General Ref. Mortgage	5.375	09/15/40	500	476,601
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.800(ff)	12/01/77	12,235	11,768,361
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	12,825	12,835,485

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
NRG Energy, Inc., (cont’d.)
Gtd. Notes, 144A	3.375%	02/15/29		875	$800,004
Gtd. Notes, 144A	3.625	02/15/31		13,000	11,457,786
Gtd. Notes, 144A	3.875	02/15/32		8,600	7,563,503
Gtd. Notes, 144A	5.250	06/15/29		7,560	7,371,363
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		8,650	9,586,412

Oglethorpe Power Corp., First Mortgage	4.500	04/01/47		8,000	6,564,769
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950	04/01/25		5,995	5,978,202
Pacific Gas & Electric Co.,
First Mortgage	3.300	08/01/40		1,970	1,405,713
First Mortgage	3.950	12/01/47		30,960	22,132,055
First Mortgage	4.000	12/01/46		785	565,304
First Mortgage	4.500	07/01/40		32,080	26,522,655
First Mortgage	4.750	02/15/44		5,535	4,565,601
First Mortgage	4.950	07/01/50		16,368	13,457,706
First Mortgage	5.900	06/15/32		7,000	7,002,085
First Mortgage	6.400	06/15/33		10,600	10,899,699
PacifiCorp,
First Mortgage	2.700	09/15/30		10,355	9,114,443
First Mortgage	3.300	03/15/51		4,510	2,925,146
First Mortgage	3.350	07/01/25		9,960	9,894,996
PECO Energy Co.,
First Mortgage	4.375	08/15/52		4,050	3,330,006
First Ref. Mortgage	4.800	10/15/43		6,449	5,695,744
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	10,974	9,717,975
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	7,000	7,239,107

PPL Electric Utilities Corp., First Mortgage	4.150	06/15/48		8,855	7,130,986
Public Service Co. of Colorado, First Mortgage	4.100	06/15/48		2,945	2,274,380
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	3.650	09/01/42		1,990	1,548,043
Puget Sound Energy, Inc.,
First Mortgage	4.223	06/15/48		11,280	8,995,698
Sr. Sec’d. Notes	4.434	11/15/41		2,550	2,129,781

Rochester Gas & Electric Corp., First Mortgage, 144A	3.100	06/01/27		17,545	16,842,211

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
San Diego Gas & Electric Co.,
First Mortgage	5.350%	05/15/40	9,512	$9,054,023
First Mortgage, Series RRR	3.750	06/01/47	1,665	1,232,688

SCE Recovery Funding LLC, Sr. Sec’d. Notes, Series A-2	5.112	12/14/49	1,100	997,404
Sempra,
Sr. Unsec’d. Notes	3.400	02/01/28	7,758	7,424,145
Sr. Unsec’d. Notes	3.800	02/01/38	5,485	4,446,698
Sr. Unsec’d. Notes(a)	4.000	02/01/48	8,300	6,133,606

Southern Power Co., Sr. Unsec’d. Notes	5.150	09/15/41	725	675,012
Tucson Electric Power Co., Sr. Unsec’d. Notes	5.200	09/15/34	24,470	24,060,146
Union Electric Co., Sr. Sec’d. Notes	2.950	06/15/27	6,045	5,821,888
Virginia Electric & Power Co., Sr. Unsec’d. Notes	6.350	11/30/37	6,000	6,384,270
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	25,875	25,938,152
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	92,575	94,673,501
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)	18,275	19,587,780
Vistra Operations Co. LLC,
Gtd. Notes, 144A(a)	4.375	05/01/29	26,000	24,678,521
Gtd. Notes, 144A	5.000	07/31/27	33,211	32,768,351
Gtd. Notes, 144A	5.500	09/01/26	400	399,942
Gtd. Notes, 144A	5.625	02/15/27	11,464	11,445,289
Gtd. Notes, 144A	6.875	04/15/32	2,095	2,159,173
Sr. Sec’d. Notes, 144A	3.700	01/30/27	1,800	1,753,571
				1,236,509,934
Electrical Components & Equipment 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	9,075	9,237,075
Gtd. Notes, 144A	6.625	03/15/32	6,770	6,926,067
Gtd. Notes, 144A	7.250	06/15/28	3,595	3,662,246
				19,825,388
Electronics 0.0%
TD SYNNEX Corp., Sr. Unsec’d. Notes	1.750	08/09/26	20,000	19,080,193

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Engineering & Construction 0.2%
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250%	10/27/27		2,275	$2,171,032
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	4.250	10/31/26		1,000	975,610
Sr. Sec’d. Notes	5.500	07/31/47		10,000	7,951,500
Sr. Sec’d. Notes, 144A	3.875	04/30/28		17,976	16,831,108
Sr. Sec’d. Notes, 144A	4.250	10/31/26		16,218	15,822,443
Sr. Sec’d. Notes, 144A	5.500	10/31/46		6,377	5,097,774
Sr. Sec’d. Notes, 144A	5.500	07/31/47		68,904	54,789,016
					103,638,483
Entertainment 0.3%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A(a)	4.625	10/15/29		14,595	13,758,500
Sr. Sec’d. Notes, 144A	6.500	02/15/32		3,845	3,892,294
Sr. Sec’d. Notes, 144A(a)	7.000	02/15/30		2,650	2,733,415

Codere Finance 2 Luxembourg SA (Spain), Sr. Sec’d. Notes, PIK 11.000%^	11.000	12/31/28	EUR	4,642	4,911,446
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	5.250	01/15/29		500	492,000
Sr. Sec’d. Notes, 144A	6.250	01/15/27		5,650	5,714,975
Warnermedia Holdings, Inc.,
Gtd. Notes(a)	5.050	03/15/42		43,285	34,834,237
Gtd. Notes(a)	5.141	03/15/52		54,675	40,784,471
Gtd. Notes	6.412	03/15/26		6,500	6,499,946
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	6.250	03/15/33		5,530	5,478,009
Gtd. Notes, 144A	7.125	02/15/31		1,200	1,254,740
					120,354,033
Foods 0.8%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875	05/01/29		17,470	18,797,503
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	5.875	02/15/28		3,935	3,930,101
Gtd. Notes, 144A	6.500	02/15/28		5,050	5,143,928

B&G Foods, Inc., Gtd. Notes	5.250	09/15/27		12,428	11,796,552
Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	78,105	92,526,124

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)

Bellis Finco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.000%	02/16/27	GBP	66,355	$77,542,835
Cencosud SA (Chile), Gtd. Notes, 144A	4.375	07/17/27		3,835	3,753,506
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, Gtd. Notes(a)	6.750	03/15/34		82,482	87,542,749
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes	3.750	12/01/31		600	537,411
Gtd. Notes	5.125	02/01/28		12,454	12,463,182
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26		12,845	12,565,944
Gtd. Notes	4.625	10/01/39		4,231	3,735,686
Gtd. Notes	5.000	06/04/42		2,237	2,014,720

Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.375	01/31/32		6,325	5,759,625
Mars, Inc.,
Gtd. Notes, 144A	3.875	04/01/39		14,850	12,410,191
Gtd. Notes, 144A(a)	4.200	04/01/59		11,820	8,988,679
Pilgrim’s Pride Corp.,
Gtd. Notes(a)	3.500	03/01/32		4,000	3,470,699
Gtd. Notes	4.250	04/15/31		4,375	4,063,265
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30		1,025	953,706
Gtd. Notes, 144A	6.375	03/01/33		4,905	4,833,292
Sr. Unsec’d. Notes, 144A	4.500	09/15/31		1,420	1,284,028

Smithfield Foods, Inc., Gtd. Notes, 144A	3.000	10/15/30		8,931	7,829,345
					381,943,071
Forest Products & Paper 0.0%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375	12/01/25		3,697	3,778,028
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		7,284	6,938,853
Sr. Unsec’d. Notes	5.875	08/20/26		9,250	9,184,089

CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41		1,130	1,136,875

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Gas (cont’d.)
NiSource, Inc.,
Sr. Unsec’d. Notes	3.600%	05/01/30		11,180	$10,461,833
Sr. Unsec’d. Notes	4.800	02/15/44		3,815	3,361,976

Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29		15,235	14,399,111
Southern California Gas Co.,
First Mortgage, Series VV	4.300	01/15/49		9,350	7,446,490
Sr. Sec’d. Notes, Series UU	4.125	06/01/48		5,260	4,106,257

Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43		2,700	2,258,065
					59,293,549
Healthcare-Products 0.3%
DH Europe Finance II Sarl, Gtd. Notes	1.350	09/18/39	EUR	13,421	10,570,300
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		39,337	36,734,598
Medtronic Global Holdings SCA,
Gtd. Notes	1.375	10/15/40	EUR	26,375	19,919,796
Gtd. Notes	2.250	03/07/39	EUR	10,445	9,281,703

Stryker Corp., Sr. Unsec’d. Notes	2.125	11/30/27	EUR	16,050	16,325,923
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	7,135	5,667,024
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	8,895	6,458,039

Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.425	12/13/26	EUR	35,000	36,124,550
					141,081,933
Healthcare-Services 1.5%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.387	10/15/49		8,685	6,169,341
Sr. Unsec’d. Notes	4.272	08/15/48		12,775	10,589,790
Unsec’d. Notes, Series 2020	2.211	06/15/30		14,025	12,237,575
Unsec’d. Notes, Series 2020	3.008	06/15/50		23,620	15,508,408
Aetna, Inc.,
Sr. Unsec’d. Notes	4.500	05/15/42		4,540	3,690,783
Sr. Unsec’d. Notes	6.750	12/15/37		5,365	5,658,504
Ascension Health,
Sr. Unsec’d. Notes	3.945	11/15/46		2,565	2,031,548

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Ascension Health, (cont’d.)
Sr. Unsec’d. Notes, Series B	2.532%	11/15/29	29,625	$26,818,372
Sr. Unsec’d. Notes, Series B(a)	3.106	11/15/39	4,680	3,588,368

BayCare Health System, Inc., Sr. Unsec’d. Notes, Series 2020	3.831	11/15/50	14,365	11,016,544
Cigna Group (The),
Gtd. Notes(a)	3.250	04/15/25	10,000	9,967,798
Gtd. Notes	3.400	03/01/27	2,035	1,982,142
Gtd. Notes	4.375	10/15/28	31,225	30,683,263
Gtd. Notes	4.500	02/25/26	3,916	3,910,460

Cleveland Clinic Foundation (The), Unsec’d. Notes(a)	4.858	01/01/2114	2,815	2,382,662
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	350	308,056
Gtd. Notes, 144A	4.625	06/01/30	5,545	5,155,673
Gtd. Notes, 144A	6.875	09/01/32	9,425	9,561,453
Elevance Health, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29	10,600	9,700,926
Sr. Unsec’d. Notes	4.101	03/01/28	7,840	7,692,847
Sr. Unsec’d. Notes	4.650	01/15/43	1,650	1,433,942

Hackensack Meridian Health, Inc., Sec’d. Notes, Series 2020	2.675	09/01/41	40,545	28,270,500
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	2,595	2,595,000
Gtd. Notes	5.875	02/15/26	6,403	6,433,146
Gtd. Notes	7.500	11/06/33	20,412	22,602,189
Gtd. Notes, MTN	7.750	07/15/36	20,300	22,863,791
Humana, Inc.,
Sr. Unsec’d. Notes	2.150	02/03/32	20,000	16,143,897
Sr. Unsec’d. Notes	5.375	04/15/31	31,487	31,425,362

Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48	10,475	8,279,554
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47	15,275	12,481,856
Gtd. Notes, Series 2019	3.266	11/01/49	21,296	14,645,096
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	1,550	1,371,453
Sr. Sec’d. Notes, 144A	4.375	02/15/27	3,000	2,998,011

Mayo Clinic, Unsec’d. Notes, Series 2016	4.128	11/15/52	8,312	6,727,378
Methodist Hospital (The), Unsec’d. Notes, Series 20A	2.705	12/01/50	32,095	19,627,564

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

MyMichigan Health, Sec’d. Notes, Series 2020	3.409%	06/01/50	17,745	$12,289,914
New York & Presbyterian Hospital (The),
Unsec’d. Notes(a)	4.763	08/01/2116	2,660	2,150,441
Unsec’d. Notes, Series 2019	3.954	08/01/2119	14,835	10,179,432

NYU Langone Hospitals, Sec’d. Notes	4.784	07/01/44	6,375	5,759,903
Orlando Health Obligated Group, Sr. Unsec’d. Notes	3.327	10/01/50	9,850	6,906,723
PeaceHealth Obligated Group, Sr. Unsec’d. Notes, Series 2020	3.218	11/15/50	14,445	9,148,387
Providence St Joseph Health Obligated Group, Unsec’d. Notes, Series I	3.744	10/01/47	2,900	2,153,003
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.950	06/30/30	13,180	11,894,145
Sr. Unsec’d. Notes	3.500	03/30/25	8,005	7,986,520
Sr. Unsec’d. Notes(a)	5.000	12/15/34	14,710	14,254,862

Select Medical Corp., Gtd. Notes, 144A(a)	6.250	12/01/32	4,370	4,292,412
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	14,900	14,081,356
Sr. Sec’d. Notes	4.375	01/15/30	18,829	17,609,269
Sr. Sec’d. Notes	4.625	06/15/28	5,625	5,441,920
Sr. Sec’d. Notes	5.125	11/01/27	1,105	1,092,410
Sr. Sec’d. Notes(a)	6.750	05/15/31	5,400	5,524,425
Sr. Unsec’d. Notes	6.875	11/15/31	14,600	15,056,681
Texas Health Resources,
Sec’d. Notes	4.330	11/15/55	2,677	2,204,613
Sec’d. Notes, Series 2019	3.372	11/15/51	2,250	1,559,069
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.300	05/15/31	8,240	7,040,455
Sr. Unsec’d. Notes	2.750	05/15/40	18,130	12,804,984
Sr. Unsec’d. Notes	3.500	08/15/39	55,681	44,264,807
Sr. Unsec’d. Notes(a)	4.200	05/15/32	13,000	12,293,371
Sr. Unsec’d. Notes	4.375	03/15/42	615	525,121
Sr. Unsec’d. Notes	4.625	11/15/41	1,336	1,177,427
Sr. Unsec’d. Notes	4.750	05/15/52	23,287	19,918,296
Sr. Unsec’d. Notes	5.200	04/15/63	46,040	41,034,925
Sr. Unsec’d. Notes	5.500	04/15/64	30,370	28,298,809
Sr. Unsec’d. Notes	5.625	07/15/54	20,000	19,426,731
Sr. Unsec’d. Notes	5.700	10/15/40	185	185,593
Sr. Unsec’d. Notes	5.800	03/15/36	669	691,135

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Willis-Knighton Medical Center, Sec’d. Notes, Series 2018	4.813%	09/01/48	1,560	$1,342,857
				715,143,248
Holding Companies-Diversified 0.1%
Clue Opco LLC, Sr. Sec’d. Notes, 144A(a)	9.500	10/15/31	60,350	63,770,541
Home Builders 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	4,675	4,323,373
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	1,775	1,634,639
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	50	49,720
Gtd. Notes(a)	7.250	10/15/29	1,350	1,362,582
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A(a)	4.875	02/15/30	1,000	912,800
Gtd. Notes, 144A	6.250	09/15/27	1,525	1,513,562
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	6,025	5,603,250

Century Communities, Inc., Gtd. Notes(a)	6.750	06/01/27	4,356	4,381,675
KB Home,
Gtd. Notes(a)	4.000	06/15/31	3,200	2,861,161
Gtd. Notes	4.800	11/15/29	50	47,913

Lennar Corp., Gtd. Notes	5.250	06/01/26	50	50,195
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	50	46,529
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	6,683	6,692,649
Gtd. Notes, 144A	5.875	06/15/27	8,150	8,207,981
				37,688,029
Household Products/Wares 0.0%
Spectrum Brands, Inc., Gtd. Notes, 144A	3.875	03/15/31	4,657	4,006,018

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Housewares 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375%	05/15/30		6,035	$6,112,000
Sr. Unsec’d. Notes	6.625	05/15/32		3,560	3,605,334
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.375	02/01/32		1,800	1,606,967
Gtd. Notes	5.250	12/15/26		52	51,625

SWF Holdings I Corp., Sr. Unsec’d. Notes, 144A(x)	6.500	10/01/29		4,548	2,727,664
					14,103,590
Insurance 0.5%
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	29,631	30,052,178
Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46		6,475	5,726,602
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43		2,250	2,057,876
Berkshire Hathaway Finance Corp.,
Gtd. Notes(a)	2.850	10/15/50		9,400	5,856,014
Gtd. Notes	4.300	05/15/43		4,365	3,759,061
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29		16,610	15,893,838
Sr. Unsec’d. Notes	4.500	03/01/26		12,000	11,963,085

Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	3.500	10/15/50		27,295	18,309,089
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes	6.350	03/22/54		38,720	39,396,005
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	4.300	04/15/43		480	403,109
Sr. Unsec’d. Notes	5.950	10/15/36		755	775,158
Sr. Unsec’d. Notes	6.100	10/01/41		995	1,014,888
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60		26,250	17,509,772
Gtd. Notes, 144A	3.951	10/15/50		13,748	9,873,285
Gtd. Notes, 144A	4.569	02/01/29		1,675	1,640,973
Lincoln National Corp.,
Sr. Unsec’d. Notes(a)	3.050	01/15/30		10,985	9,955,537
Sr. Unsec’d. Notes	5.852	03/15/34		1,790	1,819,683
Sr. Unsec’d. Notes	6.300	10/09/37		3,930	4,070,464
Sr. Unsec’d. Notes	7.000	06/15/40		5,490	5,998,497

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Markel Group, Inc.,
Sr. Unsec’d. Notes	5.000%	03/30/43	300	$263,343
Sr. Unsec’d. Notes	5.000	04/05/46	7,530	6,554,104
Sr. Unsec’d. Notes	5.000	05/20/49	14,057	12,136,007
Principal Financial Group, Inc.,
Gtd. Notes(a)	4.300	11/15/46	7,190	5,954,284
Gtd. Notes	4.350	05/15/43	760	643,199
Gtd. Notes	4.625	09/15/42	275	241,740

Sompo International Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000	07/15/34	525	571,793
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900	09/15/44	16,598	14,794,343
Sub. Notes, 144A	6.850	12/16/39	325	359,703
				227,593,630
Internet 0.2%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	400	377,481
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	200	187,074

Uber Technologies, Inc., Sr. Unsec’d. Notes	4.800	09/15/34	108,000	103,481,875
				104,046,430
Iron/Steel 0.1%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	40	40,265
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29	12,710	12,765,533
Gtd. Notes, 144A	7.375	05/01/33	9,245	9,207,466
				22,013,264
Leisure Time 0.1%
Carnival Corp.,
Gtd. Notes, 144A(a)	5.750	03/01/27	11,955	11,940,056
Gtd. Notes, 144A(a)	6.000	05/01/29	17,178	17,220,945
Gtd. Notes, 144A	6.125	02/15/33	1,190	1,187,025
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	2,263	2,263,000
Sr. Unsec’d. Notes, 144A	6.750	02/01/32	10,285	10,412,123

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.500%	08/31/26	3,000	$3,000,000
Sr. Unsec’d. Notes, 144A	5.625	09/30/31	3,130	3,097,479

Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27	13,500	13,421,295
				62,541,923
Lodging 0.2%
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625	02/15/32	4,000	3,518,728
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.900	08/08/29	2,250	2,094,324
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series GG	3.500	10/15/32	17,030	15,016,775
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	37,700	36,927,159
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	500	494,938
Gtd. Notes(a)	4.750	10/15/28	7,900	7,665,221
Gtd. Notes(a)	5.500	04/15/27	9,882	9,894,285
Gtd. Notes	6.125	09/15/29	16,695	16,699,571

Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.400	08/08/28	3,263	3,247,076
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A(a)	5.250	05/15/27	13,502	13,413,382
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	01/15/26	9,142	9,114,574
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	1,000	966,250
				119,052,283
Machinery-Diversified 0.3%
AGCO Corp., Gtd. Notes	5.450	03/21/27	2,140	2,163,352
Chart Industries, Inc., Sr. Sec’d. Notes, 144A(a)	7.500	01/01/30	5,375	5,613,437
CNH Industrial Capital LLC,
Gtd. Notes(a)	5.100	04/20/29	6,300	6,326,072
Gtd. Notes	5.500	01/12/29	2,130	2,166,388

Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	11,660	12,305,647

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Machinery-Diversified (cont’d.)

Nordson Corp., Sr. Unsec’d. Notes	4.500%	12/15/29		17,995	$17,528,966
Otis Worldwide Corp., Sr. Unsec’d. Notes	5.250	08/16/28		39,875	40,431,482
TK Elevator Midco GmbH (Germany), Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	43,500	45,008,216
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.450	11/15/26		5,000	4,885,118
Gtd. Notes	4.700	09/15/28		11,817	11,716,584
					148,145,262
Media 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.750	03/01/30		8,925	8,266,042
Sr. Unsec’d. Notes, 144A	5.125	05/01/27		2,775	2,723,574
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		8,332	8,056,491
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		14,056	14,021,327
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.700	04/01/51		36,685	23,034,947
Sr. Sec’d. Notes	5.125	07/01/49		40,050	31,609,917
Sr. Sec’d. Notes	5.375	04/01/38		6,070	5,427,229
Sr. Sec’d. Notes	5.375	05/01/47		18,064	14,807,312
Sr. Sec’d. Notes	5.750	04/01/48		8,123	6,989,918
Sr. Sec’d. Notes	6.484	10/23/45		4,326	4,107,092
Sr. Sec’d. Notes	6.834	10/23/55		3,245	3,189,797
Comcast Corp.,
Gtd. Notes	3.969	11/01/47		16	12,097
Gtd. Notes(a)	4.250	10/15/30		21,595	20,871,771
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/01/34		48,652	46,761,508
Sr. Unsec’d. Notes, 144A(a)	2.600	06/15/31		1,804	1,520,986
Sr. Unsec’d. Notes, 144A	3.350	09/15/26		15,505	15,156,005
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31		6,510	4,730,883
Gtd. Notes, 144A	4.125	12/01/30		6,275	4,717,368
Gtd. Notes, 144A	4.500	11/15/31		2,500	1,878,966
Gtd. Notes, 144A	5.375	02/01/28		208	182,756
Gtd. Notes, 144A	5.500	04/15/27		6,800	6,298,349
Gtd. Notes, 144A	6.500	02/01/29		700	597,903
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		8,450	4,636,683
Sr. Unsec’d. Notes, 144A	5.750	01/15/30		11,500	6,724,694

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)
CSC Holdings LLC, (cont’d.)
Sr. Unsec’d. Notes, 144A	7.500%	04/01/28		6,465	$4,775,696
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		17,000	11,175,664
Gtd. Notes	7.375	07/01/28		1,345	964,273
Gtd. Notes	7.750	07/01/26		43,472	38,006,771

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		32,376	34,186,102
Time Warner Cable LLC, Sr. Sec’d. Notes	6.550	05/01/37		3,690	3,615,736
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27		50	50,010
Sr. Sec’d. Notes, 144A	8.000	08/15/28		9,355	9,560,689
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	11,600	12,451,009
Sr. Sec’d. Notes	4.250	01/15/30	GBP	13,400	14,654,130
					365,763,695
Mining 0.2%
Arsenal AIC Parent LLC, Unsec’d. Notes, 144A	11.500	10/01/31		11,177	12,488,335
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes, Series A	5.800	11/15/34		7,300	7,406,473
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43		14,510	14,329,475
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27		12,400	12,318,780
Sec’d. Notes, 144A	9.375	03/01/29		22,555	23,873,114

Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, EMTN(a)	5.315	04/14/32		10,370	10,184,377
Kinross Gold Corp. (Canada), Sr. Unsec’d. Notes	6.250	07/15/33		9,209	9,547,762
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes(a)	5.350	03/15/34		2,500	2,500,763
Novelis, Inc., Gtd. Notes, 144A(a)	6.875	01/30/30		10,375	10,621,406
					103,270,485
Miscellaneous Manufacturing 0.0%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27		500	496,924

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing (cont’d.)
Amsted Industries, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	4.625%	05/15/30	347	$326,172

Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	1,300	1,271,034
				2,094,130
Multi-National 0.2%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	5.000	01/24/29	4,843	4,871,186
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000% (Cap 2.590%, Floor N/A)	2.590(c)	12/29/26	3,500	3,378,292
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25	10,000	10,084,930
Unsec’d. Notes	6.950	08/01/26	2,000	2,054,006
Unsec’d. Notes, MTN	6.290	07/16/27	2,756	2,822,268
Unsec’d. Notes, MTN	6.750	07/15/27	13,630	14,233,482
International Bank for Reconstruction & Development (Supranational Bank),
Notes, Series C, MTN	2.219(s)	10/31/30	5,239	3,914,916
Sr. Unsec’d. Notes	0.000(cc)	06/30/34	8,591	5,001,182
Sr. Unsec’d. Notes, MTN	0.000(cc)	07/31/34	4,605	2,848,538
Sr. Unsec’d. Notes, MTN	0.000(cc)	08/28/34	853	546,547
Sr. Unsec’d. Notes, MTN	0.000(cc)	11/28/34	273	171,998
Sr. Unsec’d. Notes, MTN	2.700	12/28/37	28,208	21,453,115
				71,380,460
Office/Business Equipment 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	15,000	14,426,258
Gtd. Notes	3.250	02/15/29	50	46,453
Gtd. Notes	5.100	03/01/30	1,146	1,136,062
				15,608,773
Oil & Gas 1.6%
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	9,800	8,489,142
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	13,765	12,843,689
Sr. Unsec’d. Notes, 144A(a)	4.000	01/15/31	12,010	11,118,089

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Aker BP ASA (Norway), (cont’d.)
Sr. Unsec’d. Notes, 144A	5.125%	10/01/34	17,100	$16,045,715
Sr. Unsec’d. Notes, 144A(a)	5.600	06/13/28	8,500	8,650,146
Sr. Unsec’d. Notes, 144A	6.000	06/13/33	37,300	37,529,831
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	12,981	16,020,771
Sr. Unsec’d. Notes, 144A	6.625	10/15/32	5,325	5,371,001
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	9,575	9,769,028

BP Capital Markets PLC, Gtd. Notes(a)	6.450(ff)	12/01/33(oo)	21,295	21,747,519
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.250	06/15/37	11,044	10,370,349
Sr. Unsec’d. Notes	5.400	06/15/47	8,720	7,793,299
Sr. Unsec’d. Notes	6.750	11/15/39	3,008	3,250,418
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	6.375	06/15/26	239	239,188
Sr. Sec’d. Notes, 144A	7.000	06/15/25	6,194	6,199,014
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	7,825	8,188,005
Gtd. Notes, 144A	8.625	11/01/30	2,850	3,021,521
Devon Energy Corp.,
Sr. Unsec’d. Notes	4.750	05/15/42	10,544	8,758,999
Sr. Unsec’d. Notes	5.250	10/15/27	113	113,122
Sr. Unsec’d. Notes	5.600	07/15/41	4,047	3,720,351
Diamondback Energy, Inc.,
Gtd. Notes	3.250	12/01/26	51,435	50,126,313
Gtd. Notes	5.400	04/18/34	22,885	22,566,498
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	4.625	11/02/31	11,365	9,461,931
Sr. Unsec’d. Notes	6.875	04/29/30	26,440	26,020,397
Sr. Unsec’d. Notes	7.750	02/01/32	50,934	49,915,320
Sr. Unsec’d. Notes	8.625	01/19/29	30,525	32,325,670
Sr. Unsec’d. Notes	8.875	01/13/33	18,888	19,408,364

Energean Israel Finance Ltd. (Israel), Sr. Sec’d. Notes, 144A	5.875	03/30/31	140	128,800
Equinor ASA (Norway),
Gtd. Notes	3.700	04/06/50	20,155	14,891,038
Gtd. Notes	4.250	11/23/41	9,026	7,735,129
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32	2,000	1,866,279
Gtd. Notes	5.375	02/01/29	1,000	988,832

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Expand Energy Corp., (cont’d.)
Gtd. Notes, 144A	5.875%	02/01/29		4,900	$4,887,923
Exxon Mobil Corp.,
Sr. Unsec’d. Notes	3.452	04/15/51		11,165	7,822,465
Sr. Unsec’d. Notes	4.114	03/01/46		5,335	4,330,414

Gazprom PJSC Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes	2.500	03/21/26(d)	EUR	3,000	2,022,930
Gazprom PJSC via Gaz Finance PLC (Russia), Sr. Unsec’d. Notes, EMTN	1.500	02/17/27(d)	EUR	1,367	787,060
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		6,066	5,892,226
Sr. Unsec’d. Notes, 144A(a)	6.000	04/15/30		11,855	11,493,280
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		3,200	3,053,482
Sr. Unsec’d. Notes, 144A(a)	6.250	11/01/28		4,320	4,290,470
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		19,100	18,141,914
Sr. Unsec’d. Notes, 144A	8.375	11/01/33		2,183	2,279,446

KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A(a)	4.750	04/19/27		3,000	2,960,325
MEG Energy Corp. (Canada), Gtd. Notes, 144A	5.875	02/01/29		1,350	1,328,062
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)	10.041	09/30/29		8,189	8,066,351
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.335(c)	09/30/29		6,824	6,721,959
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	6.450	09/15/36		10,532	10,802,944
Sr. Unsec’d. Notes	7.500	05/01/31		43	47,112
Sr. Unsec’d. Notes	7.950	06/15/39		1,600	1,793,930

Parkland Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	6.625	08/15/32		2,520	2,525,746
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, EMTN	5.625	05/20/43		2,155	2,025,528
Petrobras Global Finance BV (Brazil),
Gtd. Notes(a)	5.375	10/01/29	GBP	9,150	11,088,743
Gtd. Notes	6.625	01/16/34	GBP	27,600	33,406,261
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	8,837	8,250,753
Gtd. Notes	5.350	02/12/28		5,513	5,024,548
Gtd. Notes	6.500	03/13/27		58,509	56,455,334
Gtd. Notes	6.500	01/23/29		16,725	15,524,981
Gtd. Notes	6.625	06/15/35		2,920	2,296,580

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes	6.700%	02/16/32		9,449	$8,191,811
Gtd. Notes	6.840	01/23/30		24,478	22,199,098
Gtd. Notes	9.500	09/15/27		1,590	1,647,240
Gtd. Notes, EMTN	2.750	04/21/27	EUR	1,600	1,512,529
Gtd. Notes, EMTN	4.875	02/21/28	EUR	41,240	39,868,041

Phillips 66, Gtd. Notes	2.150	12/15/30		2,150	1,835,389
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	1.900	08/15/30		6,410	5,481,675
Preem Holdings AB (Sweden), Sr. Unsec’d. Notes	12.000	06/30/27	EUR	1,544	1,696,217
QatarEnergy (Qatar), Sr. Unsec’d. Notes, 144A	1.375	09/12/26		4,400	4,164,204
Santos Finance Ltd. (Australia), Gtd. Notes, 144A	6.875	09/19/33		4,600	4,873,418
Transocean, Inc.,
Gtd. Notes, 144A	8.000	02/01/27		1,864	1,864,000
Gtd. Notes, 144A	8.250	05/15/29		2,365	2,367,956
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	7.500	01/15/28		17,688	18,662,167
Sr. Unsec’d. Notes, 144A	8.000	11/15/32		4,662	5,221,303
					787,579,583
Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes	5.950	06/01/41		2,775	2,689,972
Packaging & Containers 0.0%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27		622	34,196
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes	2.125	08/15/26	EUR	3,100	2,903,672
Sr. Sec’d. Notes, 144A	4.125	08/15/26		300	263,700

Ball Corp., Gtd. Notes(a)	6.000	06/15/29		5,900	5,962,753

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125%	08/15/28	120	$119,379
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.625	05/13/27	375	376,313
				9,660,013
Pharmaceuticals 0.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25	14,395	14,358,110
Sr. Unsec’d. Notes	4.400	11/06/42	32,717	28,461,446
Sr. Unsec’d. Notes	4.500	05/14/35	20,670	19,438,437
Sr. Unsec’d. Notes	4.550	03/15/35	38,439	36,380,306
Sr. Unsec’d. Notes	4.700	05/14/45	43,711	38,870,309
Sr. Unsec’d. Notes	4.750	03/15/45	10,308	9,236,625
Sr. Unsec’d. Notes(a)	4.850	06/15/44	9,795	8,917,489

AdaptHealth LLC, Gtd. Notes, 144A(a)	4.625	08/01/29	1,000	918,170
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	2,050	1,394,000
Gtd. Notes, 144A	5.000	02/15/29	4,965	2,904,525
Gtd. Notes, 144A	5.250	01/30/30	21,122	11,194,660
Gtd. Notes, 144A	5.250	02/15/31	20,329	10,672,725
Gtd. Notes, 144A	6.250	02/15/29	31,040	19,118,467
Gtd. Notes, 144A	7.000	01/15/28	2,750	1,966,250
Gtd. Notes, 144A	9.000	12/15/25	1,000	973,750
Sr. Sec’d. Notes, 144A	4.875	06/01/28	15,450	12,591,750
Sr. Sec’d. Notes, 144A	11.000	09/30/28	1,700	1,585,250

Cencora, Inc., Sr. Unsec’d. Notes	3.250	03/01/25	3,875	3,868,363
CVS Health Corp.,
Sr. Unsec’d. Notes	1.875	02/28/31	24,845	20,227,949
Sr. Unsec’d. Notes	4.300	03/25/28	406	396,368
Sr. Unsec’d. Notes(a)	5.000	01/30/29	2,062	2,049,291
Sr. Unsec’d. Notes	5.125	07/20/45	5,000	4,276,631
Sr. Unsec’d. Notes	5.300	12/05/43	7,175	6,339,137
Sr. Unsec’d. Notes	5.625	02/21/53	4,580	4,120,603

Mylan, Inc., Gtd. Notes	5.400	11/29/43	38,126	33,621,174
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31	1,550	1,401,874

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%	09/23/26	1,587	$1,553,693
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	9,792	9,652,924
Gtd. Notes	5.250	06/15/46	88,726	74,448,463
				380,938,739
Pipelines 2.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	6,275	6,132,773
Gtd. Notes, 144A	5.750	03/01/27	3,230	3,230,259
Gtd. Notes, 144A	5.750	01/15/28	630	628,214

Cheniere Energy, Inc., Sr. Unsec’d. Notes	4.625	10/15/28	50	49,066
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150	08/15/26	24,840	24,550,162
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	5.927	08/15/30	19,146	19,756,166
Sr. Unsec’d. Notes, 144A	6.036	11/15/33	46,110	47,326,868
DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	50	49,995
Gtd. Notes	5.625	07/15/27	50	50,777
Gtd. Notes, 144A	6.750	09/15/37	10,000	10,661,404

Eastern Gas Transmission & Storage, Inc., Sr. Unsec’d. Notes	4.600	12/15/44	245	205,311
Energy Transfer LP,
Gtd. Notes	5.350	05/15/45	2,240	2,014,180
Jr. Sub. Notes, Series G(a)	7.125(ff)	05/15/30(oo)	65,450	66,455,238
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	19,835	19,811,690
Sr. Unsec’d. Notes	5.000	05/15/50	1,915	1,620,481
Sr. Unsec’d. Notes	5.150	03/15/45	1,222	1,073,862
Sr. Unsec’d. Notes	5.300	04/01/44	4,150	3,718,645
Sr. Unsec’d. Notes	5.300	04/15/47	6,095	5,381,025
Sr. Unsec’d. Notes	5.400	10/01/47	15,294	13,697,444
Sr. Unsec’d. Notes	6.050	06/01/41	2,500	2,476,497
Sr. Unsec’d. Notes	6.125	12/15/45	9,720	9,576,329
Sr. Unsec’d. Notes	6.250	04/15/49	37,960	37,920,245
Sr. Unsec’d. Notes	6.400	12/01/30	11,235	11,859,871
Sr. Unsec’d. Notes	6.550	12/01/33	14,895	15,820,440

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

EnLink Midstream LLC, Gtd. Notes, 144A	6.500%	09/01/30	32,345	$34,055,287
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	42,775	27,655,293
Gtd. Notes	3.700	01/31/51	2,665	1,915,852
Gtd. Notes	4.200	01/31/50	12,270	9,652,612
Gtd. Notes	4.250	02/15/48	5,593	4,477,404
Gtd. Notes	4.900	05/15/46	18,296	16,293,636
Gtd. Notes	4.950	10/15/54	3,084	2,691,109
Gtd. Notes	5.100	02/15/45	8,450	7,768,254
Gtd. Notes, Series D, 3 Month SOFR + 3.248%	7.733(c)	08/16/77	9,502	9,471,620

Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375	03/30/38	3,888	3,732,538
Kinder Morgan Energy Partners LP,
Gtd. Notes	4.700	11/01/42	8,000	6,768,428
Gtd. Notes	5.000	03/01/43	1,958	1,716,347
Gtd. Notes	6.500	09/01/39	1,260	1,318,049

Kinder Morgan, Inc., Gtd. Notes(a)	2.000	02/15/31	35,000	29,415,405
Midwest Connector Capital Co. LLC, Gtd. Notes, 144A	4.625	04/01/29	5,980	5,888,909
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	10,440	10,111,085
Sr. Unsec’d. Notes	2.650	08/15/30	10,000	8,796,621
Sr. Unsec’d. Notes	4.000	03/15/28	6,490	6,314,965
Sr. Unsec’d. Notes	4.500	04/15/38	15,767	13,752,995
Sr. Unsec’d. Notes	4.950	03/14/52	1,560	1,306,648
Sr. Unsec’d. Notes	5.000	03/01/33	9,900	9,560,366
Sr. Unsec’d. Notes	5.200	12/01/47	2,060	1,820,268
Sr. Unsec’d. Notes(a)	5.500	06/01/34	5,000	4,939,508

Northwest Pipeline LLC, Sr. Unsec’d. Notes	4.000	04/01/27	4,110	4,040,509
ONEOK Partners LP, Gtd. Notes	6.850	10/15/37	1,000	1,076,186
ONEOK, Inc.,
Gtd. Notes	3.400	09/01/29	35,605	33,168,772
Gtd. Notes	4.200	12/01/42	1,600	1,228,241
Gtd. Notes	4.200	03/15/45	2,830	2,132,273
Gtd. Notes	4.450	09/01/49	22,492	17,439,684
Gtd. Notes	4.550	07/15/28	2,790	2,756,591
Gtd. Notes	4.950	07/13/47	33,076	27,898,301
Gtd. Notes	5.050	11/01/34	28,311	27,100,325

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
ONEOK, Inc., (cont’d.)
Gtd. Notes	5.150%	10/15/43	9,557	$8,490,867
Gtd. Notes	5.200	07/15/48	1,290	1,134,197
Gtd. Notes	5.650	11/01/28	9,955	10,172,161
Gtd. Notes	5.700	11/01/54	4,710	4,390,039
Gtd. Notes	6.000	06/15/35	4,200	4,297,231
Gtd. Notes	6.625	09/01/53	400	418,268
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	9,275	8,658,467
Sr. Unsec’d. Notes	4.650	10/15/25	5,190	5,185,944
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	5,975	5,922,454
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	3,015	2,837,161
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	4,500	4,377,391
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	12,867	12,576,215
Gtd. Notes, 144A	6.000	03/01/27	1,173	1,169,498
Gtd. Notes, 144A	6.000	12/31/30	1,975	1,906,883
Targa Resources Corp.,
Gtd. Notes	5.200	07/01/27	5,510	5,557,936
Gtd. Notes(a)	6.150	03/01/29	13,000	13,513,252

Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.000	01/15/28	50	49,847
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	4.150	01/15/48	835	640,748
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.600	03/15/48	20,328	16,926,729
Valero Energy Partners LP, Gtd. Notes(a)	4.500	03/15/28	7,970	7,908,970
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	9,205	8,516,379
Sr. Sec’d. Notes, 144A	4.125	08/15/31	2,380	2,151,021
Sr. Sec’d. Notes, 144A	6.250	01/15/30	5,250	5,347,988

Venture Global LNG, Inc., Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	48,170	50,211,655
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.050	02/01/30	50	47,144
Sr. Unsec’d. Notes	4.750	08/15/28	3,250	3,200,718
Sr. Unsec’d. Notes	6.350	01/15/29	11,115	11,508,741

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750%	06/15/27		43,926	$42,929,716
Sr. Unsec’d. Notes	4.000	09/15/25		8,625	8,587,629
Sr. Unsec’d. Notes	4.850	03/01/48		3,274	2,794,338
Sr. Unsec’d. Notes	4.900	01/15/45		5,902	5,144,423
Sr. Unsec’d. Notes	5.100	09/15/45		1,130	1,012,289
Sr. Unsec’d. Notes	5.150	03/15/34		54,459	52,945,461
Sr. Unsec’d. Notes	5.300	08/15/52		7,580	6,896,956
Sr. Unsec’d. Notes	6.300	04/15/40		1,930	2,002,657
					959,762,396
Real Estate 0.1%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	10.500(cc)	01/15/28		9,002	9,190,159
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29		3,517	3,231,487
Gtd. Notes, 144A	4.375	02/01/31		2,500	2,234,866
Gtd. Notes, 144A	5.375	08/01/28		500	485,730

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.875	03/20/27		14,600	14,253,717
Sinochem Offshore Capital Co. Ltd. (China), Gtd. Notes, EMTN	0.750	11/25/25	EUR	2,000	2,026,997
					31,422,956
Real Estate Investment Trusts (REITs) 0.6%
Alexandria Real Estate Equities, Inc., Gtd. Notes	1.875	02/01/33		9,640	7,434,666
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.900	03/15/27		4,300	4,208,794
Sr. Unsec’d. Notes	4.125	05/15/29		22,019	21,159,043
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		11,278	8,682,113
Gtd. Notes	9.750	06/15/25		777	775,635
Sr. Unsec’d. Notes	4.750	02/15/28		13,710	12,025,391
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	5.250	06/01/25		2,555	2,554,796
Gtd. Notes	5.300	01/15/29		12,461	12,410,712
Gtd. Notes	5.375	04/15/26		6,722	6,734,175
Healthpeak OP LLC,
Gtd. Notes(a)	3.400	02/01/25		537	537,000

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Healthpeak OP LLC, (cont’d.)
Gtd. Notes	3.500%	07/15/29	1,490	$1,396,471

Highwoods Realty LP, Sr. Unsec’d. Notes	3.875	03/01/27	5,885	5,738,311
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series I	3.500	09/15/30	36,393	33,081,465
Invitation Homes Operating Partnership LP, Gtd. Notes(a)	4.875	02/01/35	1,000	946,834
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	900	603,907
Sr. Sec’d. Notes, 144A	8.500	02/15/32	2,750	2,794,137

Realty Income Corp., Sr. Unsec’d. Notes	2.850	12/15/32	19,830	16,764,244
Sun Communities Operating LP, Gtd. Notes	2.700	07/15/31	12,359	10,446,687
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	10.500	02/15/28	58,825	62,899,598
Ventas Realty LP,
Gtd. Notes	3.500	02/01/25	5,000	5,000,000
Gtd. Notes	3.850	04/01/27	31,660	30,981,264
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.125	08/15/30	25	23,215
Gtd. Notes, 144A	4.250	12/01/26	13,075	12,872,403
Gtd. Notes, 144A	4.625	06/15/25	2,190	2,185,092
Welltower OP LLC,
Gtd. Notes	2.700	02/15/27	1,605	1,544,796
Gtd. Notes	2.750	01/15/31	2,250	1,978,507
Gtd. Notes	4.000	06/01/25	6,960	6,938,937
Gtd. Notes	4.250	04/01/26	14,095	14,041,225
WP Carey, Inc.,
Sr. Unsec’d. Notes	2.400	02/01/31	5,790	4,939,521
Sr. Unsec’d. Notes	5.375	06/30/34	9,697	9,579,172
				301,278,111
Retail 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	2,200	1,992,562
Sr. Sec’d. Notes, 144A	5.625	09/15/29	4,460	4,447,913
Sr. Sec’d. Notes, 144A	6.125	06/15/29	3,070	3,100,700

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)

Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	5.267%	02/12/34		7,193	$7,008,598
AutoZone, Inc., Sr. Unsec’d. Notes	3.250	04/15/25		18,000	17,936,578
Brinker International, Inc., Gtd. Notes, 144A(a)	8.250	07/15/30		9,375	10,000,881
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	9.000	06/01/30		53,422	59,262,789
Sr. Sec’d. Notes, 144A, PIK 14.000%	9.000	06/01/31		17,826	21,429,913
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	11.000	11/30/28	EUR	15,000	17,378,019
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	64,400	74,440,770
Sr. Sec’d. Notes, 144A	12.000	11/30/28		20,900	23,456,070

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Sec’d. Notes, 144A	4.625	01/15/29		6,525	6,137,431
Gap, Inc. (The), Gtd. Notes, 144A(a)	3.875	10/01/31		9,325	8,185,313
Park River Holdings, Inc., Gtd. Notes, 144A	5.625	02/01/29		5,500	4,731,277
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	6.750	03/01/32		3,170	3,194,652
					262,703,466
Semiconductors 0.5%
Broadcom, Inc.,
Sr. Unsec’d. Notes	4.350	02/15/30		33,095	32,157,878
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		26,909	21,887,962
Sr. Unsec’d. Notes, 144A	3.187	11/15/36		184,190	147,519,434
Intel Corp.,
Sr. Unsec’d. Notes(a)	5.600	02/21/54		3,835	3,371,967
Sr. Unsec’d. Notes	5.700	02/10/53		5,505	4,902,325
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes	3.150	05/01/27		7,190	6,934,683
Gtd. Notes	3.400	05/01/30		9,130	8,414,184
					225,188,433
Software 0.3%
Fiserv, Inc., Sr. Unsec’d. Notes	5.375	08/21/28		78,385	79,598,361

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)
Oracle Corp.,
Sr. Unsec’d. Notes	2.950%	05/15/25	42,350	$42,142,055
Sr. Unsec’d. Notes	2.950	04/01/30	5,925	5,363,210
Sr. Unsec’d. Notes	3.600	04/01/50	1,420	982,977
Sr. Unsec’d. Notes	3.800	11/15/37	18,135	15,072,464
Sr. Unsec’d. Notes	3.950	03/25/51	21,875	16,074,297
				159,233,364
Telecommunications 1.9%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	5.000	01/15/28	730	589,621
Sr. Sec’d. Notes, 144A	5.750	08/15/29	17,439	13,577,831
AT&T, Inc.,
Sr. Unsec’d. Notes	2.250	02/01/32	20,880	17,292,877
Sr. Unsec’d. Notes	2.300	06/01/27	3,300	3,124,907
Sr. Unsec’d. Notes	2.550	12/01/33	20,703	16,694,517
Sr. Unsec’d. Notes	3.550	09/15/55	19,994	13,397,444
Sr. Unsec’d. Notes	3.650	09/15/59	51,611	34,315,980
Sr. Unsec’d. Notes	3.800	12/01/57	7,661	5,307,341
Sr. Unsec’d. Notes(a)	5.400	02/15/34	14,280	14,355,851
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A^(x)	0.000	12/31/30	323	40,706
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30	111	923

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%(x)	10.942	05/25/27	70,584	70,407,810
Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500%(x)	10.500	11/25/28	35,116	31,758,494
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29	8,614	8,604,536
Sec’d. Notes, 144A	6.750	05/01/29	1,948	1,964,900
Sr. Sec’d. Notes, 144A	5.000	05/01/28	13,999	13,854,737
Sr. Sec’d. Notes, 144A	5.875	10/15/27	3,945	3,947,635

Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	7.000	10/15/28	9,175	9,336,480
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A(a)	6.500	03/15/30	83,590	75,648,950
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	3.875	10/15/30	8,548	6,723,279
Sec’d. Notes, 144A	4.000	04/15/31	4,100	3,200,526

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc., (cont’d.)
Sec’d. Notes, 144A	4.500%	04/01/30		34,850	$28,775,621
Sec’d. Notes, 144A	4.875	06/15/29		4,190	3,613,747
Sec’d. Notes, 144A	10.000	10/15/32		8,633	8,622,162
Sr. Sec’d. Notes, 144A(a)	10.500	04/15/29		21,986	24,679,140
Sr. Sec’d. Notes, 144A	10.500	05/15/30		20,214	22,189,934
Sr. Sec’d. Notes, 144A	10.750	12/15/30		1,815	2,042,148
Sr. Sec’d. Notes, 144A	11.000	11/15/29		64,391	72,942,926

Lorca Telecom Bondco SA (Spain), Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	53,875	58,294,868
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	2.300	11/15/30		6,271	5,395,377
Sr. Unsec’d. Notes	4.600	05/23/29		16,480	16,229,167

Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		29,300	35,023,718
Sprint LLC, Gtd. Notes	7.625	03/01/26		6,532	6,666,078
TalkTalk Telecom Group Ltd. (United Kingdom),
Sec’d. Notes, 144A, Cash coupon N/A or PIK N/A	11.750	03/01/28	GBP	11,812	4,294,175
Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK N/A	8.250	09/01/27	GBP	20,009	20,805,510
T-Mobile USA, Inc.,
Gtd. Notes	2.250	11/15/31		9,000	7,510,178
Gtd. Notes	2.550	02/15/31		19,800	17,127,969
Gtd. Notes(a)	2.625	02/15/29		14,375	13,139,062
Gtd. Notes	3.000	02/15/41		47,439	33,917,170
Gtd. Notes	3.300	02/15/51		9,414	6,208,848
Gtd. Notes	3.875	04/15/30		13,050	12,340,379
Gtd. Notes	4.375	04/15/40		13,276	11,494,370
Gtd. Notes	4.500	04/15/50		1,975	1,619,492
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.680	10/30/30		9,184	7,653,357
Sr. Unsec’d. Notes	1.750	01/20/31		6,149	5,092,301
Sr. Unsec’d. Notes	2.650	11/20/40		21,425	14,703,789
Sr. Unsec’d. Notes	3.150	03/22/30		100,000	91,802,740
Sr. Unsec’d. Notes, 144A	4.780	02/15/35		43,995	41,975,651

Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes	4.000	01/31/29	GBP	5,100	5,724,023
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250	10/01/31		4,690	4,856,178

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	6.750%	07/15/29	EUR	15,900	$17,550,648
Sr. Sec’d. Notes, 144A	8.625	07/15/29		7,075	7,554,260
					953,990,331
Transportation 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	4.375	09/01/42		2,850	2,463,321
Sr. Unsec’d. Notes	4.700	09/01/45		3,400	3,013,936

Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN(a)	3.570	01/21/32		7,820	6,995,537
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34		4,047	4,019,120
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	5.375	03/15/29		29,585	29,998,577
Societe Nationale SNCF SACA (France), Sr. Unsec’d. Notes, EMTN	5.375	03/18/27	GBP	25,000	31,292,286
Union Pacific Corp., Sr. Unsec’d. Notes	3.250	02/05/50		11,509	7,841,523
					85,624,300
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.750	05/24/26		5,000	5,050,794
Sr. Unsec’d. Notes, 144A	6.050	08/01/28		33,890	34,906,148
					39,956,942

Total Corporate Bonds (cost $16,595,276,318)					15,500,097,204
Floating Rate and Other Loans 1.1%
Auto Parts & Equipment 0.1%
Clarios Global LP, Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	7.065(c)	01/15/32		12,450	12,442,219

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Auto Parts & Equipment (cont’d.)
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	9.371%(c)	11/17/28		17,909	$17,167,349
Term B Loan, 3 Month SOFR + 5.100%	9.525(c)	11/17/28		4,635	4,461,188
					34,070,756
Commercial Services 0.0%
OCS Group Investments Limited (United Kingdom), Facility B1 Loan, SONIA + 5.750%	10.474(c)	12/01/31	GBP	17,275	21,258,628
Computers 0.1%
Mcafee Corp., Refinancing Tranche B-1, 1 Month SOFR + 3.000%	7.337(c)	03/01/29		54,613	54,726,697
Education 0.0%
Dukes Education Group Ltd. (United Kingdom),
Accordion Facility, SONIA + 5.500%^	10.218(c)	11/27/28	GBP	2,500	3,099,468
Acquisition/Capex Facility 1, SONIA + 5.500%^	10.322(c)	11/27/28	GBP	2,254	2,794,485
Acquisition/Capex Facility 5, 6 Month EURIBOR + 6.500%^	10.229(c)	11/27/28	EUR	216	267,579
Facility B, SONIA + 5.500%^	10.220(c)	11/27/28	GBP	932	1,155,053
Term Loan, 6 Month EURIBOR + 5.500%^	8.244(c)	11/27/28	EUR	1,274	1,321,411
Term Loan, 6 Month EURIBOR + 5.500%^	8.687(c)	11/27/28	EUR	672	697,636
					9,335,632
Holding Companies-Diversified 0.0%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	8.791(c)	12/19/30		12,144	12,160,801
Housewares 0.0%
SWF Holdings I Corp., Tranche A-2, 1 Month SOFR + 4.114%	8.426(c)	10/06/28		138	122,095
Insurance 0.0%
Asurion LLC,
New B-11 Term Loan, 1 Month SOFR + 4.350%	8.662(c)	08/21/28		3,368	3,371,580
New B-12 Term Loan, 1 Month SOFR + 4.250%	8.562(c)	09/19/30		10,588	10,570,811
					13,942,391

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Internet 0.0%
Diamond Sports Net, LLC, First Lien Exit Term Loan	12.000%	01/02/28		5,065	$4,558,453
Investment Companies 0.1%
Hurricane CleanCo Ltd. (United Kingdom), Facility A, 3 Month LIBOR + 6.250% (Cap N/A, Floor 0.000%)^	6.250(c)	10/31/29		35,700	44,263,902
Leisure Time 0.1%
International Park Holdings BV (Netherlands), Term Loan^	—(p)	12/31/31		45,000	45,671,146
Media 0.0%
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.806(c)	01/18/28		17,027	16,629,487
Metal Fabricate/Hardware 0.2%
Doncasters US Finance LLC (United Kingdom), Initial Term Loan, 3 Month SOFR + 6.500%^	10.829(c)	04/23/30		81,936	81,116,479
Tank Holding Corp., Term Loan, 3 Month SOFR + 6.000%	10.245(c)	03/31/28		1,595	1,550,833
					82,667,312
Pharmaceuticals 0.1%
Bausch Health Cos., Inc., Second Amendment Term Loan, 1 Month SOFR + 5.250%	9.662(c)	02/01/27		8,809	8,537,542
Nidda Healthcare Holding GmbH (Germany), Term F Loan(GBP), SONIA + 4.520%	9.240(c)	08/21/26	GBP	17,000	21,107,578
					29,645,120
Retail 0.3%
CD&R Firefly Bidco PLC (United Kingdom), Facility B8, SONIA + 5.250%	9.950(c)	06/21/28	GBP	35,950	44,474,113
Constellation Automotive Group Ltd. (United Kingdom), Facility 1 Loan, SONIA + 7.500%	12.367(c)	07/27/29	GBP	11,235	13,364,359

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Retail (cont’d.)
EG Finco Ltd. (United Kingdom), Additional Facility B2, 3 Month EURIBOR + 4.500%	7.183%(c)	02/07/28	EUR	52,090	$54,241,233
WSH Services Holding Ltd. (United Kingdom), Term B Loan, SONIA + 5.000%	9.701(c)	05/16/31	GBP	10,550	13,125,917
					125,205,622
Telecommunications 0.1%
Digicel International Finance Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 7.500%	11.791(c)	05/25/27		32,129	31,512,789
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	10.872(c)	04/15/29		2,755	2,789,257
Term B-2, 1 Month SOFR + 6.560%	10.872(c)	04/15/30		2,776	2,804,437

Zegona Holdco Ltd. (United Kingdom), Facility B (EUR) Loan, 6 Month EURIBOR + 4.250%	6.907(c)	07/17/29	EUR	20,675	21,635,917
					58,742,400

Total Floating Rate and Other Loans (cost $555,015,807)					553,000,442
Municipal Bonds 0.4%
California 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49		12,630	13,271,640
Taxable, Revenue Bonds, BABs, Series S3	6.907	10/01/50		525	592,651

City of Los Angeles Department of Airports, Taxable, Revenue Bonds, BABs	6.582	05/15/39		4,410	4,619,197
Los Angeles County Public Works Financing Authority, Revenue Bonds, BABs, Series Z	7.618	08/01/40		4,300	5,034,253
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39		835	945,572
General Obligation Unlimited, Taxable, BABs	7.625	03/01/40		275	321,881
General Obligation Unlimited, Taxable, BABs	7.550	04/01/39		1,600	1,875,568
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45		2,050	1,822,361
Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115		4,900	4,045,840
Taxable, Revenue Bonds, Series J	4.131	05/15/45		2,250	1,973,785
					34,502,748

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado 0.0%
Regional Transportation District Sales Tax Revenue, Revenue Bonds, BABs, Series B	5.844%	11/01/50	3,320	$3,324,080
District of Columbia 0.0%
District of Columbia Water & Sewer Authority, Taxable, Revenue Bonds, Series A	4.814	10/01/2114	15,765	13,498,282
Illinois 0.1%
Illinois State Toll Highway Authority, Taxable, Revenue Bonds, BABs, Series A	6.184	01/01/34	5,000	5,219,209
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	17,925	17,712,587
				22,931,796
Michigan 0.0%
Michigan Finance Authority,
Revenue Bonds, Series G	3.084	12/01/34	10,720	9,268,541
Taxable, Revenue Bonds	3.384	12/01/40	13,895	11,149,544
				20,418,085
New Jersey 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A	7.102	01/01/41	15,953	17,880,382
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	12,865	15,010,524

Rutgers The State University of New Jersey, Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	1,350	1,348,761
				34,239,667
New York 0.1%
Metropolitan Transportation Authority, Taxable, Revenue Bonds, BABs	6.687	11/15/40	700	752,107
New York City Municipal Water Finance Authority, Taxable, Revenue Bonds, BABs	5.882	06/15/44	920	921,656
New York State Urban Development Corp., Taxable, Revenue Bonds, BABs	5.770	03/15/39	16,805	16,994,149
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	2,600	2,169,148
Consolidated, Taxable, Revenue Bonds, Series 192	4.810	10/15/65	8,650	7,786,879
Consolidated, Taxable, Revenue Bonds, Series 210	4.031	09/01/48	4,000	3,265,311
				31,889,250

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Ohio 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800%	06/01/2111	7,815	$6,628,741
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	295	279,006
				6,907,747
Pennsylvania 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	400	420,950
Revenue Bonds, BABs, Series B	5.511	12/01/45	5,370	5,304,369

University of Pittsburgh-of the Commonwealth System of Higher Education, Taxable, Revenue Bonds	3.555	09/15/2119	20,900	13,081,487
				18,806,806
Texas 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs	5.985	02/01/39	1,000	1,038,441
Taxable, Revenue Bonds	4.427	02/01/42	6,480	6,021,376

Dallas Fort Worth International Airport, Taxable, Revenue Bonds, Series C	2.919	11/01/50	2,035	1,398,280
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	16,510	13,032,494
				21,490,591
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	8,135	6,045,964

Total Municipal Bonds (cost $264,729,110)				214,055,016
Residential Mortgage-Backed Securities 3.1%
Banc of America Funding Trust,
Series 2005-D, Class A1	5.657(cc)	05/25/35	15	13,411
Series 2006-I, Class 4A1	4.623(cc)	10/20/46	21	17,248

Banc of America Mortgage Trust, Series 2004-E, Class 2A6	6.280(cc)	06/25/34	97	92,837
Bayview Financing Trust, Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	8.333(c)	07/01/26	28,379	28,404,120

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11, Class 1A1	6.750%(cc)	02/25/33	—(r)	$127
Series 2005-04, Class 3A1	5.587(cc)	08/25/35	58	54,055
Series 2007-03, Class 1A1	4.241(cc)	05/25/47	104	92,439
Bear Stearns ALT-A Trust,
Series 2005-04, Class 23A1	5.556(cc)	05/25/35	37	34,735
Series 2005-04, Class 23A2	5.556(cc)	05/25/35	12	11,606

Bellemeade Re Ltd., Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.751(c)	09/25/31	4,101	4,105,482
Chase Home Lending Mortgage Trust, Series 2024-RPL02, Class A1A, 144A	3.250(cc)	08/25/64	15,461	13,609,505
CHL Mortgage Pass-Through Trust,
Series 2003-53, Class A1	6.834(cc)	02/19/34	3,633	3,597,895
Series 2005-29, Class A1	5.750	12/25/35	332	155,554
Series 2005-HYB09, Class 3A2A, 12 Month SOFR + 2.465% (Cap 11.000%, Floor 1.750%)	6.662(c)	02/20/36	6	4,794

CIM Trust, Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64	34,780	33,897,615
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A	4.936(cc)	09/25/47	2,604	2,383,457
Series 2024-RP02, Class A1, 144A	4.100(cc)	02/25/63	97,540	90,826,307
Series 2024-RP02, Class A2, 144A	4.226(cc)	02/25/63	8,815	7,406,735
Series 2024-RP02, Class B1, 144A	0.000(cc)	02/25/63	2,667	2,029,799
Series 2024-RP02, Class B2, 144A	0.000(cc)	02/25/63	963	661,727
Series 2024-RP02, Class B3, PO, 144A	11.706(s)	02/25/63	2,444	283,323
Series 2024-RP02, Class B4, PO, 144A	15.422(s)	02/25/63	4,445	342,238
Series 2024-RP02, Class M1, 144A	4.226(cc)	02/25/63	5,926	4,838,906
Series 2024-RP02, Class M2, 144A	2.414(cc)	02/25/63	4,518	3,579,068
Series 2024-RP02, Class SA, 144A	0.000(cc)	02/25/63	201	172,872
Series 2024-RP02, Class X, IO, 144A	0.000(cc)	02/25/63	138,353	151,082
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.451(c)	10/25/41	3,600	3,703,502
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)	5.901(c)	10/25/41	5,907	5,932,862
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	7.501(c)	12/25/41	2,652	2,742,070
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	6.251(c)	12/25/41	2,400	2,435,883
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.601(c)	03/25/42	14,390	15,839,155
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.451(c)	03/25/42	6,300	6,545,749

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Connecticut Avenue Securities Trust, (cont’d.)
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 3.100%)	7.449%(c)	06/25/43	20,500	$21,585,932
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	6.851(c)	10/25/43	3,590	3,703,574
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.900%)	6.051(c)	07/25/44	6,500	6,533,729

Credit Suisse Mortgage Trust, Series 2018-RPL09, Class PT, 144A	4.198(cc)	09/25/57	16,419	13,278,754
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	7.801(c)	04/25/34	36,223	36,709,965
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.351(c)	09/26/33	10,902	10,946,748

Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	6.351(c)	11/25/41	12,930	13,059,300
Fannie Mae REMIC,
Series 2000-32, Class FM, 30 Day Average SOFR + 0.564% (Cap 9.000%, Floor 0.450%)	4.938(c)	10/18/30	—(r)	305
Series 2001-29, Class Z	6.500	07/25/31	8	8,167
Series 2012-132, Class KI, IO	3.000	12/25/32	3,855	296,369
Series 2013-57, Class MI, IO	3.000	06/25/28	554	15,636
Series 2014-05, Class AI, IO	4.500	04/25/43	1,618	242,103
Series 2015-51, Class CI, IO	4.000	07/25/45	2,789	456,405
Series 2016-30, Class CI, IO	3.000	05/25/36	1,876	146,232
Series 2016-74, Class GM	2.500	09/25/43	7,084	6,752,127
Series 2017-83, Class IO, IO	4.000	10/25/47	2,069	373,661
Series 2018-16, Class MB	3.500	07/25/46	1,913	1,881,658
Series 2018-24, Class BH	3.500	04/25/48	3,710	3,301,786
Series 2018-58, Class BI, IO	4.000	08/25/48	1,498	277,334
Series 2019-08, Class Z	3.500	03/25/49	2,804	2,352,315
Series 2019-13, Class LZ	4.000	04/25/49	10,885	10,075,630
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.351(c)	12/25/50	400	432,422
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.001(c)	01/25/34	7,462	7,515,312
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.751(c)	10/25/41	20,695	21,395,640
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.851(c)	10/25/41	3,100	3,116,461
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.151(c)	11/25/41	6,495	6,567,678

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.701%(c)	09/25/41	1,793	$1,850,295
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.451(c)	09/25/41	51,600	52,115,112
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	8.101(c)	12/25/41	572	591,325
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	6.701(c)	12/25/41	37,280	37,791,836
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	6.201(c)	01/25/42	11,544	11,697,661
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	6.851(c)	01/25/42	1,770	1,811,092
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	6.751(c)	02/25/42	13,835	14,171,321
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.251(c)	04/25/42	7,600	7,877,489
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.701(c)	05/25/42	800	837,248
FHLMC Structured Pass-Through Certificates,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	6.146(c)	07/25/44	45	43,311
Series T-63, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)	5.946(c)	02/25/45	5	4,961
Freddie Mac REMIC,
Series 1935, Class JZ	7.000	02/15/27	7	7,080
Series 2241, Class PH	7.500	07/15/30	8	8,746
Series 3795, Class VZ	4.000	01/15/41	1,842	1,752,447
Series 3889, Class DZ	4.000	01/15/41	1,940	1,845,002
Series 4135, Class AI, IO	3.500	11/15/42	5,806	753,240
Series 4372, Class GI, IO	4.500	08/15/44	3,247	502,906
Series 4468, Class IO, IO	4.500	05/15/45	3,780	536,337
Series 4500, Class ZX	4.000	07/15/45	1,878	1,775,409
Series 4735, Class IM, IO	4.000	12/15/47	5,873	1,103,328
Series 4736, Class IP, IO	4.000	08/15/47	1,493	266,482
Series 4751, Class PI, IO	4.000	11/15/47	1,058	189,123
Series 4795, Class WQ	4.000	07/15/46	419	414,865
Series 4801, Class ZD	4.000	06/15/48	5,220	4,790,054
Series 4802, Class EZ	4.000	06/15/48	3,714	3,425,548
Series 4831, Class BA	3.500	10/15/44	439	436,349
Series 4870, Class K	4.000	04/15/49	15,262	14,064,146
Series 4903, Class ED	2.750	09/15/48	3,579	3,168,668
Series 4903, Class IP, IO	4.500	07/25/49	7,004	1,619,628

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Freddie Mac REMIC, (cont’d.)
Series 4939, Class KT	3.000%	07/15/48		13,633	$11,940,666
Series 4946, Class KB	3.000	12/15/48		6,313	5,525,811

Freddie Mac Strips, Series 304, Class C54, IO	4.000	12/15/32		1,485	147,991
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000(cc)	07/20/43		1,026	934,668
Series 2015-064, Class IA, IO	4.000	05/20/45		7,290	1,314,558
Series 2015-165, Class IB, IO	3.500	11/20/42		2,618	248,207
Series 2016-01, Class ZP	3.000	01/20/46		7,320	5,716,396
Series 2016-161, Class PI, IO	3.500	06/20/46		15,948	2,490,080
Series 2016-69, Class B	3.000	05/20/46		10,463	9,097,688
Series 2017-134, Class ZK	3.000	08/20/47		6,550	4,972,103
Series 2018-05, Class IB, IO	4.000	01/20/48		8,576	1,657,300
Series 2018-21, Class IH, IO	4.500	02/20/48		2,853	649,221
Series 2018-59, Class PZ	3.000	09/20/46		6,858	6,199,873
Series 2019-159, Class IJ, IO	3.500	12/20/49		9,126	1,572,209
Series 2023-69, Class CS, IO, 30 Day Average SOFR x (1) + 5.440% (Cap 5.440%, Floor 0.000%)	1.067(c)	05/20/53		44,227	1,552,702

Home Re Ltd., Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.151(c)	01/25/34		19,995	20,180,961
Impac CMB Trust, Series 2005-01, Class 1A1, 1 Month SOFR + 0.634% (Cap 11.250%, Floor 0.520%)	4.945(c)	04/25/35		448	426,756
IndyMac Adjustable Rate Mortgage Trust, Series 2001-H02, Class A1	6.622(cc)	01/25/32		1	928
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX04, Class 2A1, 1 Month SOFR + 0.474% (Cap N/A, Floor 0.360%)	4.785(c)	07/25/37		1,661	1,541,563
JPMorgan Alternative Loan Trust, Series 2006-A01, Class 4A1	4.819(cc)	03/25/36		62	46,519
Kinbane DAC (Ireland), Series 2024-RPL2A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.876(c)	01/24/63	EUR	39,248	40,731,640
LHOME Mortgage Trust, Series 2024-RTL04, Class A1, 144A	5.921	07/25/39		28,250	28,361,186
Lincoln Senior Participation Trust, Series 2024-01, Class A1X, 144A, 1 Month SOFR + 3.000%^	8.325(c)	08/04/25		102,836	102,836,125
Lugo Funding DAC (Spain), Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.992(c)	05/26/66	EUR	56,800	58,646,904

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	5.175%(c)	01/25/48	7,726	$7,564,715
Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.251(c)	04/25/34	44,200	44,783,431
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.851(c)	05/25/33	110,530	112,252,201
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.687(c)	03/29/27	85,974	87,114,741
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.451(c)	09/27/28	75,478	75,735,924

Prime Mortgage Trust, Series 2004-CL01, Class 1A2, 1 Month SOFR + 0.514% (Cap 8.000%, Floor 0.400%)	4.825(c)	02/25/34	3	2,760
PRPM LLC, Series 2024-RPL02, Class A1, 144A	3.500	05/25/54	18,011	17,263,951
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.051(c)	11/25/31	30,629	31,245,538
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.051(c)	07/25/33	6,137	6,191,236
RCKT Mortgage Trust,
Series 2024-CES05, Class A1A, 144A	5.846	08/25/44	22,990	23,112,343
Series 2024-CES07, Class A1A, 144A	5.158	10/25/44	29,791	29,646,789
Series 2024-CES08, Class A1A, 144A	5.490	11/25/44	46,678	46,748,808
Series 2024-CES09, Class A1A, 144A	5.582	12/25/44	55,614	55,746,583
Series 2025-CES01, Class A1A, 144A	5.653	01/25/45	64,700	64,909,372

Regal Trust IV, Series 1999-01, Class A, 144A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)	1.723(c)	09/29/31	4	3,863
RFMSI Trust, Series 2003-S09, Class A1	6.500	03/25/32	4	3,689
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	6.821(cc)	02/25/34	28	26,721
Series 2004-18, Class 3A1	5.263(cc)	12/25/34	3,466	3,175,218

Structured Asset Mortgage Investments Trust, Series 2002-AR03, Class A1, 1 Month SOFR + 0.774% (Cap 11.000%, Floor 0.660%)	5.073(c)	09/19/32	2	1,999
Towd Point Mortgage Trust, Series 2024-CES06, Class A1, 144A	5.725	11/25/64	54,876	55,161,013

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

Vendee Mortgage Trust, Series 2011-02, Class DZ	3.750%	10/15/41		2,058	$1,889,312
Verus Securitization Trust, Series 2024-02, Class A1, 144A	6.095	02/25/69		7,831	7,873,194
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2004-AR08, Class A1, 1 Month SOFR + 0.954% (Cap 10.500%, Floor 0.840%)	5.265(c)	06/25/44		500	485,131
Series 2004-AR10, Class A3, 1 Month SOFR + 1.214% (Cap 10.500%, Floor 1.100%)	5.525(c)	07/25/44		749	715,249
Series 2005-AR05, Class A6	5.723(cc)	05/25/35		308	302,023

Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2003-AR01, Class 2A	4.926(cc)	02/25/33		—(r)	122

Total Residential Mortgage-Backed Securities (cost $1,556,717,213)					1,549,190,391
Sovereign Bonds 3.0%
Albania Government International Bond (Albania), Sec’d. Notes, Series PAR	2.708(s)	08/31/25		91,274	88,388,023
Amazon Conservation DAC (Ecuador), Sr. Sec’d. Notes, 144A	6.034	01/16/42		112,000	111,903,826
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	402,629	295,297
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		67,156	66,724,858
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.500	01/28/26		6,000	5,940,000
Sr. Unsec’d. Notes	8.375	02/15/27		900	920,682
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		2,764	2,701,119
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		51,930	50,748,592
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		10,493	10,463,410
Sr. Unsec’d. Notes, 144A	6.875	01/29/26		10,000	10,086,000

Ecuador Social Bond Sarl (Ecuador), Gov’t. Gtd. Notes^	0.350	01/30/35		146,880	2,555,712
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	27,300	25,158,695
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.375	08/05/26		8,420	8,231,055
Sr. Unsec’d. Notes, 144A	3.875	02/01/28		11,845	11,471,882

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

Gabon Blue Bond Master Trust 2 (Gabon), Insured Notes	6.097%	08/01/38		11,894	$11,733,313
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	191,900	222,628,732
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	70,800	80,907,291
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	22,462	22,253,485
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	21,310	17,972,323
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	15,265	15,395,475
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	290	300,019
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	29,251	30,762,231
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	17,573	16,241,996
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	34,969	34,644,383
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	49,295	48,600,623

Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500	02/02/30		3,500	4,177,250
Province of Alberta (Canada), Sr. Unsec’d. Notes	1.300	07/22/30		21,630	18,536,278
Province of British Columbia (Canada), Bonds	7.250	09/01/36		17,530	20,704,506
Province of Quebec (Canada),
Unsec’d. Notes, MTN	7.295	07/22/26		474	488,194
Unsec’d. Notes, Series A, MTN	7.365	03/06/26		91	92,989
Unsec’d. Notes, Series A, MTN	7.380	04/09/26		100	103,074

Repubic of Italy Government International Bond Coupon Strips (Italy), Sr. Unsec’d. Notes	2.758(s)	02/20/31	EUR	43,130	37,147,303
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, Series 10Y	2.875	10/17/29		184,670	168,104,676
Sr. Unsec’d. Notes, Series 30Y	3.875	05/06/51		700	478,069
Sr. Unsec’d. Notes, Series 30Y, MTN	5.375	06/15/33		46,388	46,920,548

Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	3.750	07/24/26	EUR	600	620,106
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	2.375	04/19/27	EUR	6,600	6,658,278
Sr. Unsec’d. Notes, 144A, MTN	5.000	09/27/26	EUR	41,500	43,977,720
Sr. Unsec’d. Notes, 144A, MTN	6.000	05/25/34		6,002	5,554,071
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	37,883	35,396,173
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	3,888	3,254,479

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Serbia International Bond (Serbia), (cont’d.)
Sr. Unsec’d. Notes	2.125%	12/01/30		12,350	$10,123,141
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	102,717	105,459,730
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	9,990	9,334,207
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	16,252	13,603,855
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	33,806	34,708,681
Sr. Unsec’d. Notes, 144A	6.000	06/12/34		20,207	20,044,334
Sr. Unsec’d. Notes, 144A(a)	6.250	05/26/28		8,350	8,524,828

Total Sovereign Bonds (cost $1,555,156,138)					1,491,041,512
U.S. Government Agency Obligations 19.8%
Fannie Mae Interest Strips	1.758(s)	08/06/38		386	185,027
Fannie Mae Principal Strips	2.596(s)	01/15/30		3,617	2,901,275
Fannie Mae Principal Strips	3.528(s)	07/15/37		5,105	2,722,442
Fannie Mae Principal Strips, MTN	3.339(s)	05/15/30		2,880	2,262,661
Federal Home Loan Bank	3.200	11/29/32		22,500	19,754,167
Federal Home Loan Bank	4.250	11/02/38		4,340	3,888,169
Federal Home Loan Mortgage Corp.	1.500	12/01/50		3,464	2,563,295
Federal Home Loan Mortgage Corp.	1.500	02/01/51		7,341	5,435,506
Federal Home Loan Mortgage Corp.	1.500	04/01/51		17,685	13,073,231
Federal Home Loan Mortgage Corp.	1.500	05/01/51		47,048	34,813,072
Federal Home Loan Mortgage Corp.	1.500	06/01/51		7,728	5,711,684
Federal Home Loan Mortgage Corp.	2.000	10/01/50		2,244	1,763,303
Federal Home Loan Mortgage Corp.	2.000	11/01/50		9,040	7,104,253
Federal Home Loan Mortgage Corp.	2.000	12/01/50		38,832	30,505,624
Federal Home Loan Mortgage Corp.	2.000	01/01/51		20,720	16,280,345
Federal Home Loan Mortgage Corp.	2.000	02/01/51		3,630	2,836,266
Federal Home Loan Mortgage Corp.	2.000	03/01/51		30,962	24,174,818
Federal Home Loan Mortgage Corp.	2.000	04/01/51		38,357	30,046,263
Federal Home Loan Mortgage Corp.	2.000	05/01/51		358,207	280,861,317
Federal Home Loan Mortgage Corp.	2.000	08/01/51		19,606	15,344,400
Federal Home Loan Mortgage Corp.	2.000	09/01/51		5,328	4,173,233
Federal Home Loan Mortgage Corp.	2.500	11/01/49		4,963	4,104,052
Federal Home Loan Mortgage Corp.	2.500	07/01/50		2,211	1,824,353
Federal Home Loan Mortgage Corp.	2.500	08/01/50		11,839	9,768,825
Federal Home Loan Mortgage Corp.	2.500	09/01/50		6,052	4,994,014
Federal Home Loan Mortgage Corp.	2.500	09/01/50		6,382	5,220,151
Federal Home Loan Mortgage Corp.	2.500	10/01/50		11,926	9,840,483
Federal Home Loan Mortgage Corp.	2.500	10/01/50		22,779	18,753,412
Federal Home Loan Mortgage Corp.	2.500	12/01/50		55,012	45,372,530
Federal Home Loan Mortgage Corp.	2.500	01/01/51		26,809	22,038,976
Federal Home Loan Mortgage Corp.	2.500	02/01/51		2,200	1,807,437
Federal Home Loan Mortgage Corp.	2.500	02/01/51		41,775	34,454,809

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	2.500%	03/01/51	130,664	$107,119,598
Federal Home Loan Mortgage Corp.	2.500	04/01/51	7,937	6,513,078
Federal Home Loan Mortgage Corp.	2.500	05/01/51	5,943	4,900,215
Federal Home Loan Mortgage Corp.	2.500	05/01/51	111,547	91,382,109
Federal Home Loan Mortgage Corp.	2.500	07/01/51	1,087	896,436
Federal Home Loan Mortgage Corp.	2.500	07/01/51	41,270	33,909,083
Federal Home Loan Mortgage Corp.	2.500	07/01/51	104,336	85,258,025
Federal Home Loan Mortgage Corp.	2.500	07/01/51	109,801	90,422,977
Federal Home Loan Mortgage Corp.	2.500	08/01/51	65,774	54,144,726
Federal Home Loan Mortgage Corp.	2.500	08/01/51	76,837	63,665,964
Federal Home Loan Mortgage Corp.	2.500	09/01/51	43,814	36,061,060
Federal Home Loan Mortgage Corp.	2.500	10/01/51	3,661	3,032,949
Federal Home Loan Mortgage Corp.	2.500	12/01/51	4,677	3,825,407
Federal Home Loan Mortgage Corp.	2.500	01/01/52	44,939	37,157,435
Federal Home Loan Mortgage Corp.	2.500	02/01/52	479	393,045
Federal Home Loan Mortgage Corp.	2.500	02/01/52	15,963	13,256,072
Federal Home Loan Mortgage Corp.	2.500	04/01/52	2,637	2,170,219
Federal Home Loan Mortgage Corp.	2.500	04/01/52	50,879	42,068,454
Federal Home Loan Mortgage Corp.	2.500	06/01/52	3,460	2,823,433
Federal Home Loan Mortgage Corp.	3.000	07/01/43	1,372	1,210,135
Federal Home Loan Mortgage Corp.	3.000	09/01/43	1,160	1,013,438
Federal Home Loan Mortgage Corp.	3.000	04/01/45	13,530	11,936,079
Federal Home Loan Mortgage Corp.	3.000	04/01/51	15,313	13,187,391
Federal Home Loan Mortgage Corp.	3.000	05/01/51	4,186	3,591,486
Federal Home Loan Mortgage Corp.	3.000	06/01/51	10,901	9,348,106
Federal Home Loan Mortgage Corp.	3.000	07/01/51	16,729	14,502,937
Federal Home Loan Mortgage Corp.	3.000	07/01/51	39,712	34,026,644
Federal Home Loan Mortgage Corp.	3.000	08/01/51	1,273	1,085,675
Federal Home Loan Mortgage Corp.	3.000	09/01/51	12,404	10,614,880
Federal Home Loan Mortgage Corp.	3.000	11/01/51	1,723	1,475,823
Federal Home Loan Mortgage Corp.	3.000	11/01/51	7,462	6,366,460
Federal Home Loan Mortgage Corp.	3.000	12/01/51	2,294	1,955,659
Federal Home Loan Mortgage Corp.	3.000	02/01/52	1,800	1,534,736
Federal Home Loan Mortgage Corp.	3.000	02/01/52	3,387	2,888,816
Federal Home Loan Mortgage Corp.	3.000	02/01/52	108,872	92,862,339
Federal Home Loan Mortgage Corp.	3.000	03/01/52	17,906	15,269,817
Federal Home Loan Mortgage Corp.	3.000	04/01/52	2,256	1,924,195
Federal Home Loan Mortgage Corp.	3.000	04/01/52	45,405	39,032,577
Federal Home Loan Mortgage Corp.	3.000	05/01/52	393	334,641
Federal Home Loan Mortgage Corp.	3.000	06/01/52	54,368	46,851,730
Federal Home Loan Mortgage Corp.	3.000	06/01/52	60,733	52,371,439
Federal Home Loan Mortgage Corp.	3.000	08/01/52	799	682,807
Federal Home Loan Mortgage Corp.	3.000	08/01/52	273,709	235,828,822
Federal Home Loan Mortgage Corp.	3.500	02/01/47	641	582,229
Federal Home Loan Mortgage Corp.	3.500	05/01/49	744	663,516

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	3.500%	08/01/49	225	$201,434
Federal Home Loan Mortgage Corp.	3.500	01/01/52	10,093	8,965,793
Federal Home Loan Mortgage Corp.	3.500	02/01/52	7,208	6,409,303
Federal Home Loan Mortgage Corp.	3.500	03/01/52	61,522	54,806,436
Federal Home Loan Mortgage Corp.	3.500	04/01/52	11,039	9,786,464
Federal Home Loan Mortgage Corp.	3.500	05/01/52	248,474	220,266,054
Federal Home Loan Mortgage Corp.	4.000	08/01/41	261	244,864
Federal Home Loan Mortgage Corp.	4.000	08/01/41	315	296,672
Federal Home Loan Mortgage Corp.	4.000	09/01/41	618	582,042
Federal Home Loan Mortgage Corp.	4.000	11/01/41	9,275	8,724,436
Federal Home Loan Mortgage Corp.	4.000	12/01/41	445	419,653
Federal Home Loan Mortgage Corp.	4.000	01/01/42	6,038	5,684,000
Federal Home Loan Mortgage Corp.	4.000	01/01/42	9,973	9,378,278
Federal Home Loan Mortgage Corp.	4.000	02/01/42	871	819,187
Federal Home Loan Mortgage Corp.	4.000	06/01/42	1,002	943,437
Federal Home Loan Mortgage Corp.	4.000	10/01/51	2,154	1,975,998
Federal Home Loan Mortgage Corp.	4.000	05/01/52	14,208	13,020,253
Federal Home Loan Mortgage Corp.	4.000	06/01/52	26,981	24,700,429
Federal Home Loan Mortgage Corp.	4.500	09/01/39	245	238,319
Federal Home Loan Mortgage Corp.	4.500	03/01/47	5,407	5,231,053
Federal Home Loan Mortgage Corp.	4.500	11/01/48	3,160	3,017,732
Federal Home Loan Mortgage Corp.	4.500	09/01/52	91,370	86,156,333
Federal Home Loan Mortgage Corp.	4.500	10/01/52	12,771	12,042,476
Federal Home Loan Mortgage Corp.	5.000	01/01/39	28	28,207
Federal Home Loan Mortgage Corp.	5.000	02/01/42	8,058	8,023,688
Federal Home Loan Mortgage Corp.	5.000	07/01/50	5,999	5,886,013
Federal Home Loan Mortgage Corp.	5.000	08/01/50	20,057	19,688,927
Federal Home Loan Mortgage Corp.	5.000	07/01/52	9,697	9,394,847
Federal Home Loan Mortgage Corp.	5.000	08/01/52	23,222	22,461,881
Federal Home Loan Mortgage Corp.	5.000	09/01/52	4,192	4,061,045
Federal Home Loan Mortgage Corp.	5.500	06/01/31	—(r)	366
Federal Home Loan Mortgage Corp.	5.500	10/01/33	143	144,838
Federal Home Loan Mortgage Corp.	5.500	07/01/34	2	1,723
Federal Home Loan Mortgage Corp.	5.500	10/01/52	53,713	53,240,298
Federal Home Loan Mortgage Corp.	5.500	11/01/52	327,612	324,922,242
Federal Home Loan Mortgage Corp.	5.500	12/01/52	26,895	26,667,354
Federal Home Loan Mortgage Corp.	5.500	01/01/53	40,180	39,776,534
Federal Home Loan Mortgage Corp.	5.500	10/01/54	67,612	66,796,787
Federal Home Loan Mortgage Corp.	6.000	10/01/32	5	4,736
Federal Home Loan Mortgage Corp.	6.000	12/01/32	3	3,385
Federal Home Loan Mortgage Corp.	6.000	02/01/33	3	3,083
Federal Home Loan Mortgage Corp.	6.000	11/01/33	13	13,749
Federal Home Loan Mortgage Corp.	6.000	01/01/34	15	15,186
Federal Home Loan Mortgage Corp.	6.000	12/01/36	1	782
Federal Home Loan Mortgage Corp.	6.000	11/01/52	6,797	6,869,836

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	6.000%	01/01/53	5,730	$5,782,773
Federal Home Loan Mortgage Corp.	6.000	01/01/53	29,943	30,238,674
Federal Home Loan Mortgage Corp.	6.000	03/01/53	29,296	29,557,231
Federal Home Loan Mortgage Corp.	6.000	04/01/53	27,798	28,086,282
Federal Home Loan Mortgage Corp.	6.000	05/01/53	9,224	9,307,101
Federal Home Loan Mortgage Corp.	6.000	12/01/54	211,128	212,739,206
Federal Home Loan Mortgage Corp.(k)	6.250	07/15/32	25,297	28,044,076
Federal Home Loan Mortgage Corp.	6.500	07/01/32	—(r)	357
Federal Home Loan Mortgage Corp.	6.500	08/01/32	1	764
Federal Home Loan Mortgage Corp.	6.500	08/01/32	1	1,238
Federal Home Loan Mortgage Corp.	6.500	08/01/32	1	1,261
Federal Home Loan Mortgage Corp.	6.500	08/01/32	2	1,862
Federal Home Loan Mortgage Corp.	6.500	09/01/32	9	9,579
Federal Home Loan Mortgage Corp.	6.500	11/01/33	17	17,430
Federal Home Loan Mortgage Corp.(k)	6.750	03/15/31	47,678	53,366,038
Federal Home Loan Mortgage Corp.	7.000	09/01/32	19	20,407
Federal Home Loan Mortgage Corp.	7.000	01/01/53	705	738,763
Federal Home Loan Mortgage Corp.	7.000	05/01/53	911	954,536
Federal Home Loan Mortgage Corp.	7.000	06/01/53	827	865,790
Federal Home Loan Mortgage Corp., MTN	2.054(s)	11/15/38	1,565	768,066
Federal National Mortgage Assoc.,
Enterprise 11th District COFI Institutional Replacement Index + 1.254% (Cap 12.495%, Floor 4.386%)	4.497(c)	01/01/28	—(r)	433
Enterprise 11th District COFI Institutional Replacement Index + 1.255% (Cap 11.481%, Floor 3.046%)	4.589(c)	05/01/36	3	2,804
Enterprise 11th District COFI Institutional Replacement Index + 1.257% (Cap 12.902%, Floor 3.124%)	4.589(c)	05/01/36	1	802

Federal National Mortgage Assoc.	1.265(s)	11/15/30	5,420	4,107,957
Federal National Mortgage Assoc.	1.500	10/01/50	4,066	3,015,765
Federal National Mortgage Assoc.	1.500	12/01/50	61,885	45,789,705
Federal National Mortgage Assoc.	1.500	01/01/51	22,752	16,846,476
Federal National Mortgage Assoc.	1.500	03/01/51	30,299	22,417,039
Federal National Mortgage Assoc.	1.500	03/01/51	65,656	48,537,231
Federal National Mortgage Assoc.	1.500	04/01/51	68,089	50,467,328
Federal National Mortgage Assoc.	1.500	05/01/51	1,055	782,216
Federal National Mortgage Assoc.	1.500	06/01/51	105,914	78,382,375
Federal National Mortgage Assoc.	1.500	07/01/51	5,896	4,360,684
Federal National Mortgage Assoc.	1.500	09/01/51	5,494	4,064,971
Federal National Mortgage Assoc.	2.000	TBA	55,500	43,194,609
Federal National Mortgage Assoc.	2.000	06/01/50	89,591	70,478,265
Federal National Mortgage Assoc.	2.000	11/01/50	55,220	43,405,394
Federal National Mortgage Assoc.	2.000	12/01/50	9,469	7,441,254

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	2.000%	01/01/51	13,539	$10,575,228
Federal National Mortgage Assoc.	2.000	02/01/51	18,600	14,588,262
Federal National Mortgage Assoc.	2.000	03/01/51	1,838	1,441,780
Federal National Mortgage Assoc.	2.000	03/01/51	10,989	8,617,500
Federal National Mortgage Assoc.	2.000	04/01/51	126,044	98,604,060
Federal National Mortgage Assoc.	2.000	05/01/51	85,225	66,843,767
Federal National Mortgage Assoc.	2.000	06/01/51	10,716	8,401,542
Federal National Mortgage Assoc.	2.000	07/01/51	14,479	11,336,025
Federal National Mortgage Assoc.	2.000	08/01/51	12,922	10,126,515
Federal National Mortgage Assoc.	2.000	10/01/51	60,993	47,752,747
Federal National Mortgage Assoc.	2.000	11/01/51	63,962	50,035,839
Federal National Mortgage Assoc.	2.000	12/01/51	5,297	4,140,956
Federal National Mortgage Assoc.(k)	2.186(s)	03/17/31	794	593,026
Federal National Mortgage Assoc.	2.500	05/01/50	11,626	9,593,294
Federal National Mortgage Assoc.	2.500	06/01/50	104,238	86,094,413
Federal National Mortgage Assoc.	2.500	07/01/50	5,162	4,251,803
Federal National Mortgage Assoc.	2.500	08/01/50	60,668	49,988,077
Federal National Mortgage Assoc.	2.500	09/01/50	3,932	3,238,277
Federal National Mortgage Assoc.	2.500	10/01/50	4,607	3,778,871
Federal National Mortgage Assoc.	2.500	11/01/50	34,668	28,600,058
Federal National Mortgage Assoc.	2.500	01/01/51	5,321	4,379,930
Federal National Mortgage Assoc.	2.500	01/01/51	87,565	72,253,433
Federal National Mortgage Assoc.	2.500	02/01/51	123,924	102,120,895
Federal National Mortgage Assoc.	2.500	03/01/51	25,852	21,196,474
Federal National Mortgage Assoc.	2.500	04/01/51	113,287	93,107,391
Federal National Mortgage Assoc.	2.500	05/01/51	5,701	4,683,895
Federal National Mortgage Assoc.	2.500	05/01/51	60,660	49,805,395
Federal National Mortgage Assoc.	2.500	06/01/51	6,753	5,601,451
Federal National Mortgage Assoc.	2.500	06/01/51	12,746	10,478,458
Federal National Mortgage Assoc.	2.500	07/01/51	67,718	55,578,685
Federal National Mortgage Assoc.	2.500	10/01/51	10,059	8,283,281
Federal National Mortgage Assoc.	2.500	10/01/51	22,100	18,083,887
Federal National Mortgage Assoc.	2.500	11/01/51	5,377	4,436,218
Federal National Mortgage Assoc.	2.500	12/01/51	2,374	1,955,906
Federal National Mortgage Assoc.	2.500	02/01/52	7,064	5,860,767
Federal National Mortgage Assoc.	2.500	03/01/52	3,656	2,985,642
Federal National Mortgage Assoc.	2.500	03/01/52	62,281	51,503,127
Federal National Mortgage Assoc.	2.500	04/01/52	31,988	26,170,837
Federal National Mortgage Assoc.	2.500	09/01/52	871	712,605
Federal National Mortgage Assoc.	3.000	10/01/44	2,849	2,513,169
Federal National Mortgage Assoc.	3.000	10/01/44	39,375	34,769,752
Federal National Mortgage Assoc.	3.000	03/01/45	2,927	2,586,758
Federal National Mortgage Assoc.	3.000	06/01/45	2,029	1,790,488
Federal National Mortgage Assoc.	3.000	04/01/48	7,491	6,612,111
Federal National Mortgage Assoc.	3.000	09/01/50	29,981	25,815,021

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	3.000%	04/01/51	690	$592,539
Federal National Mortgage Assoc.	3.000	05/01/51	28,744	24,709,087
Federal National Mortgage Assoc.	3.000	06/01/51	3,518	3,017,350
Federal National Mortgage Assoc.	3.000	07/01/51	115,095	98,785,867
Federal National Mortgage Assoc.	3.000	08/01/51	8,989	7,702,201
Federal National Mortgage Assoc.	3.000	10/01/51	1,350	1,154,994
Federal National Mortgage Assoc.	3.000	10/01/51	5,199	4,428,823
Federal National Mortgage Assoc.	3.000	11/01/51	718	616,351
Federal National Mortgage Assoc.	3.000	11/01/51	757	646,701
Federal National Mortgage Assoc.	3.000	11/01/51	2,587	2,215,992
Federal National Mortgage Assoc.	3.000	12/01/51	305	260,153
Federal National Mortgage Assoc.	3.000	12/01/51	4,571	3,915,194
Federal National Mortgage Assoc.	3.000	01/01/52	417	355,786
Federal National Mortgage Assoc.	3.000	01/01/52	7,626	6,511,292
Federal National Mortgage Assoc.	3.000	01/01/52	143,208	122,722,899
Federal National Mortgage Assoc.	3.000	02/01/52	648	552,447
Federal National Mortgage Assoc.	3.000	02/01/52	134,002	114,741,173
Federal National Mortgage Assoc.	3.000	02/01/52	177,350	151,311,049
Federal National Mortgage Assoc.(k)	3.000	03/01/52	377,928	322,285,247
Federal National Mortgage Assoc.	3.000	04/01/52	26,403	22,500,034
Federal National Mortgage Assoc.	3.000	05/01/52	960	817,156
Federal National Mortgage Assoc.	3.000	07/01/52	1,432	1,225,895
Federal National Mortgage Assoc.	3.000	07/01/52	5,901	5,054,466
Federal National Mortgage Assoc.	3.500	TBA	62,500	55,266,113
Federal National Mortgage Assoc.	3.500	11/01/42	35,127	32,037,862
Federal National Mortgage Assoc.	3.500	12/01/42	3,730	3,400,192
Federal National Mortgage Assoc.	3.500	12/01/46	3,465	3,158,451
Federal National Mortgage Assoc.	3.500	07/01/47	12,062	10,994,512
Federal National Mortgage Assoc.	3.500	05/01/49	2,068	1,845,286
Federal National Mortgage Assoc.	3.500	07/01/49	478	427,399
Federal National Mortgage Assoc.	3.500	07/01/49	950	850,150
Federal National Mortgage Assoc.	3.500	08/01/49	916	817,632
Federal National Mortgage Assoc.	3.500	09/01/49	7,641	6,836,024
Federal National Mortgage Assoc.	3.500	09/01/49	9,114	8,154,262
Federal National Mortgage Assoc.	3.500	10/01/49	4,648	4,158,223
Federal National Mortgage Assoc.	3.500	11/01/49	2,018	1,796,684
Federal National Mortgage Assoc.	3.500	01/01/50	11,665	10,435,894
Federal National Mortgage Assoc.	3.500	01/01/50	16,696	15,208,066
Federal National Mortgage Assoc.	3.500	02/01/50	40	35,647
Federal National Mortgage Assoc.	3.500	03/01/50	1,974	1,765,665
Federal National Mortgage Assoc.	3.500	03/01/50	6,989	6,242,694
Federal National Mortgage Assoc.	3.500	04/01/50	4,518	4,033,315
Federal National Mortgage Assoc.	3.500	06/01/50	2,277	2,033,583
Federal National Mortgage Assoc.	3.500	09/01/50	377	333,704
Federal National Mortgage Assoc.	3.500	07/01/51	22,222	19,817,529

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	3.500%	12/01/51	1,626	$1,441,344
Federal National Mortgage Assoc.	3.500	01/01/52	16,775	14,939,856
Federal National Mortgage Assoc.	3.500	03/01/52	18,887	16,779,849
Federal National Mortgage Assoc.	3.500	03/01/52	28,173	25,061,570
Federal National Mortgage Assoc.	3.500	04/01/52	94,938	84,170,542
Federal National Mortgage Assoc.	3.500	05/01/52	179,780	159,381,470
Federal National Mortgage Assoc.	3.500	06/01/52	61,555	54,809,385
Federal National Mortgage Assoc.	4.000	12/01/40	107	101,141
Federal National Mortgage Assoc.	4.000	12/01/40	231	216,712
Federal National Mortgage Assoc.	4.000	01/01/41	2,699	2,544,148
Federal National Mortgage Assoc.	4.000	02/01/41	359	338,698
Federal National Mortgage Assoc.	4.000	02/01/41	1,955	1,842,820
Federal National Mortgage Assoc.	4.000	11/01/41	1,408	1,327,474
Federal National Mortgage Assoc.	4.000	11/01/41	4,193	3,948,028
Federal National Mortgage Assoc.	4.000	01/01/42	1,784	1,677,791
Federal National Mortgage Assoc.	4.000	01/01/42	10,868	10,227,020
Federal National Mortgage Assoc.	4.000	02/01/42	22,216	20,919,286
Federal National Mortgage Assoc.	4.000	04/01/42	5,763	5,432,137
Federal National Mortgage Assoc.	4.000	06/01/42	8,725	8,191,452
Federal National Mortgage Assoc.	4.000	03/01/48	23,349	21,913,319
Federal National Mortgage Assoc.	4.000	04/01/52	29,801	27,422,553
Federal National Mortgage Assoc.	4.000	04/01/52	32,295	29,545,042
Federal National Mortgage Assoc.	4.000	05/01/52	39,516	36,211,835
Federal National Mortgage Assoc.	4.000	06/01/52	218,179	199,934,786
Federal National Mortgage Assoc.	4.000	04/01/53	30,491	27,980,234
Federal National Mortgage Assoc.	4.500	02/01/33	2	1,915
Federal National Mortgage Assoc.	4.500	08/01/33	2	1,938
Federal National Mortgage Assoc.	4.500	08/01/40	3,434	3,330,894
Federal National Mortgage Assoc.	4.500	07/01/41	2,193	2,127,541
Federal National Mortgage Assoc.	4.500	11/01/42	11,515	11,170,089
Federal National Mortgage Assoc.	4.500	10/01/44	11,400	10,959,283
Federal National Mortgage Assoc.	4.500	01/01/45	11,900	11,440,682
Federal National Mortgage Assoc.	4.500	09/01/46	4,790	4,610,017
Federal National Mortgage Assoc.	4.500	04/01/48	15,618	15,060,606
Federal National Mortgage Assoc.	4.500	07/01/48	3,583	3,421,820
Federal National Mortgage Assoc.	4.500	05/01/49	14,187	13,523,736
Federal National Mortgage Assoc.	4.500	09/01/49	30,847	29,451,196
Federal National Mortgage Assoc.	4.500	01/01/50	15,078	14,625,470
Federal National Mortgage Assoc.	4.500	01/01/50	19,292	18,643,464
Federal National Mortgage Assoc.	4.500	01/01/50	24,844	24,117,035
Federal National Mortgage Assoc.	4.500	03/01/50	12,713	12,331,508
Federal National Mortgage Assoc.	4.500	12/01/50	55,045	52,916,745
Federal National Mortgage Assoc.	4.500	06/01/52	62,315	58,738,462
Federal National Mortgage Assoc.	4.500	07/01/52	8,249	7,777,750
Federal National Mortgage Assoc.	4.500	08/01/52	11,970	11,286,571

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	4.500%	09/01/52		23,652	$22,302,513
Federal National Mortgage Assoc.	5.000	TBA		216,500	208,830,145
Federal National Mortgage Assoc.	5.000	03/01/34		231	230,055
Federal National Mortgage Assoc.	5.000	07/01/39		1,614	1,604,867
Federal National Mortgage Assoc.	5.000	07/01/40		420	417,620
Federal National Mortgage Assoc.	5.000	09/01/44		35,331	35,093,399
Federal National Mortgage Assoc.	5.000	08/01/50		7,034	6,909,444
Federal National Mortgage Assoc.	5.000	10/01/50		16,488	16,193,293
Federal National Mortgage Assoc.	5.000	07/01/52		21,487	20,818,344
Federal National Mortgage Assoc.	5.000	08/01/52		53,884	52,205,623
Federal National Mortgage Assoc.	5.000	09/01/52		4,770	4,621,384
Federal National Mortgage Assoc.	5.000	10/01/52		8,082	7,828,999
Federal National Mortgage Assoc.	5.375	12/07/28	GBP	6,098	7,737,798
Federal National Mortgage Assoc.	5.500	07/01/33		10	9,930
Federal National Mortgage Assoc.	5.500	08/01/33		—(r)	121
Federal National Mortgage Assoc.	5.500	10/01/33		20	20,039
Federal National Mortgage Assoc.	5.500	11/01/33		3	3,440
Federal National Mortgage Assoc.	5.500	04/01/34		2	1,615
Federal National Mortgage Assoc.	5.500	04/01/34		8	8,557
Federal National Mortgage Assoc.	5.500	04/01/34		50	50,465
Federal National Mortgage Assoc.	5.500	05/01/34		1	1,447
Federal National Mortgage Assoc.	5.500	05/01/34		13	13,468
Federal National Mortgage Assoc.	5.500	03/01/35		394	397,698
Federal National Mortgage Assoc.	5.500	11/01/52		29,260	29,094,529
Federal National Mortgage Assoc.	5.500	12/01/52		10,055	9,969,591
Federal National Mortgage Assoc.	5.500	01/01/53		50,738	50,221,472
Federal National Mortgage Assoc.	5.500	04/01/53		14,924	14,761,532
Federal National Mortgage Assoc.	5.500	05/01/54		41,305	40,806,529
Federal National Mortgage Assoc.	5.500	09/01/54		55,380	54,712,243
Federal National Mortgage Assoc.	6.000	TBA		83,000	83,443,972
Federal National Mortgage Assoc.	6.000	09/01/32		—(r)	50
Federal National Mortgage Assoc.	6.000	11/01/32		1	1,450
Federal National Mortgage Assoc.	6.000	03/01/33		1	812
Federal National Mortgage Assoc.	6.000	10/01/33		2	1,936
Federal National Mortgage Assoc.	6.000	11/01/33		44	44,145
Federal National Mortgage Assoc.	6.000	02/01/34		52	53,357
Federal National Mortgage Assoc.	6.000	11/01/34		13	13,336
Federal National Mortgage Assoc.	6.000	11/01/34		17	17,657
Federal National Mortgage Assoc.	6.000	04/01/36		1	969
Federal National Mortgage Assoc.	6.000	04/01/36		1	1,508
Federal National Mortgage Assoc.	6.000	04/01/36		4	4,056
Federal National Mortgage Assoc.	6.000	06/01/37		4	4,500
Federal National Mortgage Assoc.	6.000	11/01/52		31,942	32,259,016
Federal National Mortgage Assoc.	6.000	11/01/52		51,340	51,900,187
Federal National Mortgage Assoc.	6.000	12/01/52		37,952	38,426,383

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	6.000%	01/01/53	1,501	$1,513,944
Federal National Mortgage Assoc.	6.000	01/01/53	8,042	8,152,718
Federal National Mortgage Assoc.	6.000	04/01/53	20,799	21,011,099
Federal National Mortgage Assoc.	6.000	08/01/53	8,273	8,349,433
Federal National Mortgage Assoc.	6.000	09/01/53	36,347	37,074,916
Federal National Mortgage Assoc.	6.000	12/01/54	53,770	54,178,691
Federal National Mortgage Assoc.	6.500	07/01/32	3	3,282
Federal National Mortgage Assoc.	6.500	08/01/32	5	4,667
Federal National Mortgage Assoc.	6.500	09/01/32	1	684
Federal National Mortgage Assoc.	6.500	09/01/32	16	16,165
Federal National Mortgage Assoc.	6.500	09/01/32	19	19,254
Federal National Mortgage Assoc.	6.500	09/01/32	20	20,102
Federal National Mortgage Assoc.	6.500	10/01/32	11	11,325
Federal National Mortgage Assoc.	6.500	04/01/33	15	15,602
Federal National Mortgage Assoc.	6.625	11/15/30	55,120	61,258,900
Federal National Mortgage Assoc.	7.000	05/01/32	5	5,559
Federal National Mortgage Assoc.	7.000	06/01/32	3	3,353
Federal National Mortgage Assoc.	7.000	01/01/53	904	946,648
Federal National Mortgage Assoc.	7.000	02/01/53	726	760,763
Federal National Mortgage Assoc.	7.000	03/01/53	3,069	3,213,607
Federal National Mortgage Assoc.	7.000	06/01/53	703	735,967
Federal National Mortgage Assoc.(k)	7.125	01/15/30	7,255	8,133,783
Freddie Mac Coupon Strips	2.426(s)	01/15/32	2,390	1,703,950
Freddie Mac Coupon Strips	4.124(s)	07/15/32	8,525	5,952,204
Freddie Mac Coupon Strips	4.809(s)	07/15/31	504	372,384
Freddie Mac Coupon Strips	5.245(s)	03/15/31	1,670	1,250,548
Freddie Mac Strips	1.474(s)	03/15/31	10,264	7,698,980
Freddie Mac Strips	3.886(s)	07/15/32	4,621	3,253,339
Government National Mortgage Assoc.	2.000	10/20/50	99,368	79,732,966
Government National Mortgage Assoc.	2.000	12/20/50	146,542	117,557,256
Government National Mortgage Assoc.	2.000	01/20/51	18,346	14,700,003
Government National Mortgage Assoc.	2.500	01/20/51	36,582	30,621,426
Government National Mortgage Assoc.	2.500	03/20/51	80,767	67,577,576
Government National Mortgage Assoc.	2.500	04/20/51	98,930	82,774,114
Government National Mortgage Assoc.	2.500	09/20/51	77,406	64,765,119
Government National Mortgage Assoc.	3.000	01/15/45	55	48,125
Government National Mortgage Assoc.	3.000	03/15/45	12	10,292
Government National Mortgage Assoc.	3.000	03/15/45	115	102,087
Government National Mortgage Assoc.	3.000	09/20/51	8,925	7,773,763
Government National Mortgage Assoc.	3.500	10/15/40	73	67,508
Government National Mortgage Assoc.	3.500	12/20/47	3,345	3,024,203
Government National Mortgage Assoc.	3.500	11/20/51	2,661	2,388,232
Government National Mortgage Assoc.	3.500	12/20/51	202,176	181,315,300
Government National Mortgage Assoc.	3.500	01/20/52	97,101	87,010,857
Government National Mortgage Assoc.	3.500	04/20/52	50,849	45,519,647

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Government National Mortgage Assoc.	4.000%	11/20/48	292	$271,553
Government National Mortgage Assoc.	4.000	07/20/52	5,045	4,647,690
Government National Mortgage Assoc.	4.000	08/20/52	100,780	92,838,434
Government National Mortgage Assoc.	4.500	02/20/41	789	766,249
Government National Mortgage Assoc.	4.500	07/20/52	47,934	45,432,332
Government National Mortgage Assoc.	4.500	08/20/52	163,089	154,552,347
Government National Mortgage Assoc.	5.000	08/20/39	239	238,964
Government National Mortgage Assoc.	5.000	09/20/52	77,133	75,192,572
Government National Mortgage Assoc.	5.500	10/20/52	24,836	24,758,563
Government National Mortgage Assoc.	5.500	11/20/52	67,164	66,953,375
Government National Mortgage Assoc.	6.000	TBA	43,000	43,290,586
Government National Mortgage Assoc.	6.000	01/15/33	9	9,592
Government National Mortgage Assoc.	6.000	03/15/33	2	2,336
Government National Mortgage Assoc.	6.000	05/15/33	4	3,630
Government National Mortgage Assoc.	6.000	06/15/33	2	2,169
Government National Mortgage Assoc.	6.000	12/15/33	11	11,073
Government National Mortgage Assoc.	6.000	12/20/52	27,148	27,557,829
Government National Mortgage Assoc.	6.000	01/20/53	10,378	10,540,230
Government National Mortgage Assoc.	6.000	02/20/53	38,245	38,811,157
Government National Mortgage Assoc.	6.000	06/20/53	6,182	6,266,271
Government National Mortgage Assoc.	6.000	10/20/54	31,401	31,701,445
Government National Mortgage Assoc.	6.500	TBA	100,000	101,746,851
Government National Mortgage Assoc.	6.500	09/15/32	16	16,135
Government National Mortgage Assoc.	6.500	09/15/32	26	26,706
Government National Mortgage Assoc.	6.500	11/15/33	15	15,742
Government National Mortgage Assoc.	6.500	11/15/33	43	45,244
Government National Mortgage Assoc.	6.500	07/15/38	—(r)	428
Government National Mortgage Assoc.	7.000	09/20/53	2,564	2,634,208
Government National Mortgage Assoc.	7.000	10/20/53	2,935	3,019,663
Government National Mortgage Assoc.	8.000	08/20/31	—(r)	120
Government National Mortgage Assoc.	8.500	06/15/30	—(r)	97
Government National Mortgage Assoc.	8.500	08/20/30	1	646
Indonesia Government AID Bond, U.S. Gov’t. Gtd. Notes	6.650	07/15/29	8,736	9,129,255
Resolution Funding Corp., Unsec’d. Notes, Series A	8.625	01/15/30	429	503,138
Resolution Funding Corp. Interest Strips, Bonds	2.449(s)	01/15/30	1,519	1,208,527
Resolution Funding Corp. Interest Strips, Bonds	3.599(s)	04/15/30	18,610	14,593,370
Resolution Funding Corp. Principal Strips, Bonds	3.375(s)	01/15/30	10,514	8,389,609
Resolution Funding Corp. Principal Strips, Bonds	3.479(s)	04/15/30	1,510	1,190,446
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.980	04/01/36	790	856,641
Tennessee Valley Authority, Sr. Unsec’d. Notes, Series A	2.875	02/01/27	4,560	4,436,469
Tennessee Valley Authority Generic Strip, Bonds	4.951(s)	07/15/35	13,972	8,084,903
Tennessee Valley Authority Generic Strips, Bonds	1.886(s)	09/15/39	575	256,731
Tennessee Valley Authority Generic Strips, Bonds	2.338(s)	09/15/27	1,878	1,654,092
Tennessee Valley Authority Principal Strips, Bonds	3.018(s)	05/01/30	6,423	4,993,851
Tennessee Valley Authority Principal Strips, Bonds	3.874(s)	06/15/35	1,300	755,378

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
U.S. International Development Finance Corp.,
U.S. Gov’t. Gtd. Notes, Series 2	3.190%	10/05/34	2,356	$2,162,340
U.S. Gov’t. Gtd. Notes, Series 4	3.000	10/05/34	5,496	4,993,763

U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes	3.250	10/15/30	1,329	1,273,816
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes	3.370	10/05/34	5,589	5,181,383

Total U.S. Government Agency Obligations (cost $9,903,147,362)				9,732,697,147
U.S. Treasury Obligations 5.6%
U.S. Treasury Bonds	1.375	08/15/50	750,000	366,093,750
U.S. Treasury Bonds(h)(k)(kk)	1.625	11/15/50	1,280,820	668,828,194
U.S. Treasury Bonds	2.000	02/15/50	57,645	33,533,177
U.S. Treasury Bonds	2.250	08/15/49	130,705	81,159,636
U.S. Treasury Bonds	2.375	11/15/49	109,930	69,994,492
U.S. Treasury Bonds(k)	2.375	05/15/51	14,290	8,989,303
U.S. Treasury Bonds	2.500	02/15/45	41,805	29,087,135
U.S. Treasury Bonds(k)	2.500	02/15/46	130,600	89,624,250
U.S. Treasury Bonds(k)	2.875	05/15/43	30,000	22,781,250
U.S. Treasury Bonds	2.875	05/15/49	142,200	101,050,875
U.S. Treasury Bonds	3.000	11/15/44	170,865	130,124,377
U.S. Treasury Bonds	3.000	02/15/49	403,355	294,197,053
U.S. Treasury Bonds	4.125	08/15/44	90,000	81,689,063
U.S. Treasury Bonds	4.625	11/15/44	30,290	29,414,430
U.S. Treasury Bonds(h)	4.750	11/15/43	210,505	208,334,167
U.S. Treasury Notes(k)	2.125	05/15/25	12,270	12,194,271
U.S. Treasury Notes	4.375	12/31/29	785	786,472
U.S. Treasury Notes	4.500	12/31/31	1,875	1,881,445
U.S. Treasury Strips Coupon	2.067(s)	02/15/39	28,165	14,150,712
U.S. Treasury Strips Coupon	2.207(s)	05/15/39	32,765	16,226,355
U.S. Treasury Strips Coupon	2.364(s)	05/15/45	32,250	11,675,508
U.S. Treasury Strips Coupon	2.389(s)	05/15/43	13,155	5,244,015
U.S. Treasury Strips Coupon	2.509(s)	02/15/45	35,525	13,005,481
U.S. Treasury Strips Coupon	2.695(s)	05/15/41	36,415	16,164,846
U.S. Treasury Strips Coupon	3.146(s)	11/15/43	74,569	29,020,740
U.S. Treasury Strips Coupon	3.165(s)	08/15/41	33,805	14,806,854
U.S. Treasury Strips Coupon	3.212(s)	08/15/44	132,650	49,733,387
U.S. Treasury Strips Coupon	3.619(s)	05/15/44	128,320	48,731,526
U.S. Treasury Strips Coupon	3.826(s)	11/15/44	49,085	18,215,137
U.S. Treasury Strips Coupon	3.922(s)	08/15/45	42,525	15,189,398
U.S. Treasury Strips Coupon	3.926(s)	08/15/42	63,055	26,140,731
U.S. Treasury Strips Coupon	4.335(s)	08/15/51	50,000	13,486,328
U.S. Treasury Strips Coupon	4.349(s)	02/15/43	2,100	848,039

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	4.369%(s)	05/15/42	18,020	$7,571,920
U.S. Treasury Strips Coupon	4.433(s)	08/15/43	65,550	25,810,313
U.S. Treasury Strips Coupon	4.449(s)	11/15/42	17,285	7,072,671
U.S. Treasury Strips Coupon	4.467(s)	11/15/41	167,150	72,214,023
U.S. Treasury Strips Coupon	4.483(s)	11/15/45	69,770	24,621,179
U.S. Treasury Strips Coupon	4.500(s)	05/15/46	23,485	8,087,647
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	6,925	2,109,690
U.S. Treasury Strips Coupon	4.667(s)	02/15/41	39,240	17,647,270
U.S. Treasury Strips Coupon	4.685(s)	08/15/40	20,945	9,667,427
U.S. Treasury Strips Coupon	4.813(s)	02/15/42	36,390	15,485,651
U.S. Treasury Strips Coupon	4.920(s)	08/15/48	25,990	8,010,199
U.S. Treasury Strips Coupon	4.924(s)	02/15/49	19,925	5,995,401
U.S. Treasury Strips Coupon	5.331(s)	02/15/40	32,600	15,500,281

Total U.S. Treasury Obligations (cost $3,177,345,616)				2,742,196,069

	Shares
Affiliated Exchange-Traded Fund 0.1%
PGIM AAA CLO ETF (cost $65,338,789)(wa)		1,276,205	65,750,082
Common Stocks 0.2%
Chemicals 0.0%
TPC Group, Inc.*^	353,022	8,296,017
Hotels, Restaurants & Leisure 0.0%
Codere Group Topco SA (Spain) (Class A1 Stock)*^	177,654	4,238,860
Codere Group Topco SA (Spain) (Class A2 Stock)*^	82,700	1,973,238
		6,212,098
Interactive Media & Services 0.1%
Diamond Sports Group, LLC*	791,890	14,946,924
Oil, Gas & Consumable Fuels 0.1%
Expand Energy Corp.	463,248	47,065,997
Pharmaceuticals 0.0%
Endo, Inc.*	2	53
Endo, Inc. (Class A1 Stock), 144A^	148	—
		53

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^(x)	1,695,385	$10,172,310
Intelsat Emergence SA (Luxembourg)*	66,981	2,184,552
		12,356,862

Total Common Stocks (cost $17,126,899)		88,877,951
Preferred Stocks 0.0%
Banks 0.0%
Citigroup Capital XIII, 10.919%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	22,000	678,480
Capital Markets 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(a)(oo)	315,000	7,503,300
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^(x)	180,032	2,018,141

Total Preferred Stocks (cost $9,510,990)		10,199,921

	Units
Warrants* 0.0%
Hotels, Restaurants & Leisure 0.0%
Codere Group Topco SA (Spain), expiring 09/30/34^	200	1,971
Interactive Media & Services 0.0%
Diamond Sports Group, LLC, expiring 06/30/26	1,481,098	1,002,851

Total Warrants (cost $7,763)		1,004,822

Total Long-Term Investments (cost $51,362,098,592)		49,002,720,342

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 3.0%
Affiliated Mutual Funds 3.0%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%)(wa)	1,013,050,904	$1,013,050,904
PGIM Institutional Money Market Fund (7-day effective yield 4.593%) (cost $449,459,678; includes $447,945,386 of cash collateral for securities on loan)(b)(wa)	449,730,933	449,461,094

Total Affiliated Mutual Funds (cost $1,462,510,582)		1,462,511,998
Options Purchased*~ 0.0%
(cost $1,418,481)		1,960,812

Total Short-Term Investments (cost $1,463,929,063)		1,464,472,810

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.5% (cost $52,826,027,655)		50,467,193,152
Options Written*~ (0.0)%
(premiums received $5,589,169)		(3,835,066)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 102.5% (cost $52,820,438,486)		50,463,358,086
Liabilities in excess of other assets(z) (2.5)%		(1,243,439,438)

Net Assets 100.0%		$49,219,918,648

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
ACE—Adjusted Current Earnings
AID—Agency for International Development
BABs—Build America Bonds
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CF—CF Secured, LLC
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
CMT—Constant Maturity Treasury
COFI—Cost of Funds Index
CS—Credit Suisse Securities (USA) LLC
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSC—Morgan Stanley & Co. LLC
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PO—Principal Only
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SCB—Standard Chartered Bank
SG—Societe Generale
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TBA—To Be Announced

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
TD—The Toronto-Dominion Bank
UAG—UBS AG
UBS—UBS Securities LLC
UMBS—Uniform Mortgage-Backed Securities
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $608,615,555 and 1.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $438,756,018; cash collateral of $447,945,386 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Digicel Group Holdings Ltd. (Jamaica) Sr. Sec’d. Notes, Series 1B14, 144A^, 0.000%, 12/31/30	11/14/23	$32	$40,706	0.0%
Digicel Group Holdings Ltd. (Jamaica) Sr. Sec’d. Notes, Series 3B14, 144A^, 0.000%, 12/31/30	11/14/23	11	923	0.0

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
(x) Restricted Securities (continued):
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%, 10.942%, 05/25/27	01/29/24-11/15/24	$65,616,784	$70,407,810	0.1%
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	1,085,991	2,018,141	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/29/24-01/30/24	2,056,652	10,172,310	0.0
Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500%, 10.500%, 11/25/28	01/30/24-11/15/24	23,641,335	31,758,494	0.1
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^, 7.230%(c), 05/31/25(d)	05/18/21	196,471,029	174,859,216	0.4
SWF Holdings I Corp., Sr. Unsec’d. Notes, 144A, 6.500%, 10/01/29	03/07/22	4,051,280	2,727,664	0.0
Total		$292,923,114	$291,985,264	0.6%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded corporate bond commitment outstanding at January 31, 2025:
Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $10,082,939)^	10,236	$10,082,939	$—	$—
Unfunded loan commitments outstanding at January 31, 2025:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $8,171,950)^	8,256	$8,172,945	$995	$—
Dukes Education Group Ltd., Delayed Draw Term Loan, 1.000%, Maturity Date 11/25/28 (cost $25,334,240)^	20,111	24,935,262	—	(398,978)
Dukes Education Group Ltd., Delayed Draw Term Loan, 2.000%, Maturity Date 11/27/28 (cost $73,092)^	58	71,963	—	(1,129)
		$33,180,170	$995	$(400,107)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	4.500%	TBA	03/13/25	$(117,500)		$(110,482,128)
Federal National Mortgage Assoc.	5.500%	TBA	03/13/25	(74,500)		(73,485,399)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $184,170,869)						$(183,967,527)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$98.00		924		2,310	$92,400
(cost $117,006)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.65%	3.65%(A)	1 Day SOFR(A)/ 4.380%	522,250	$28
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.55%	3.55%(A)	1 Day SOFR(A)/ 4.380%	522,250	63,930
7-Year Interest Rate Swap, 04/09/32	Put	JPM	04/07/25	4.30%	1 Day SOFR(A)/ 4.380%	4.30%(A)	201,040	920,188
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	04/16/25	0.55%	CDX.NA.IG. 43.V1(Q)	1.00%(Q)	469,000	442,133
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.55%	CDX.NA.IG. 43.V1(Q)	1.00%(Q)	469,000	442,133
Total OTC Swaptions (cost $1,301,475)								$1,868,412
Total Options Purchased (cost $1,418,481)								$1,960,812

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.50		924		2,310	$(421,575)
3 Month SOFR	Put	12/12/25	$96.50		924		2,310	(1,403,325)
Total Exchange Traded (premiums received $2,176,738)								$(1,824,900)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Azerbaijan Contingent CAP	Call	DB	12/22/32	6.86%		—		298,867	$(115,617)
(premiums received $1,643,767)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.10%	1 Day SOFR(A)/ 4.380%	3.10%(A)	1,044,500		$—
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.29%	1 Day SOFR(A)/ 4.380%	3.29%(A)	1,044,500		(28,037)
CDX.NA.IG.43.V1, 12/20/29	Call	JPM	04/16/25	0.48%	CDX.NA.IG. 43.V1(Q)	1.00%(Q)	469,000		(337,232)
CDX.NA.IG.43.V1, 12/20/29	Call	MSI	04/16/25	0.48%	CDX.NA.IG. 43.V1(Q)	1.00%(Q)	469,000		(337,232)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.32%	4.32%(A)	1 Day SOFR(A)/ 4.380%	522,250		(1,497)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.35%	4.35%(A)	1 Day SOFR(A)/ 4.380%	522,250		(468)
7-Year Interest Rate Swap, 04/09/32	Put	JPM	04/07/25	4.54%	4.54%(A)	1 Day SOFR(A)/ 4.380%	402,080		(741,125)
CDX.NA.IG.43.V1, 12/20/29	Put	BNP	02/19/25	0.65%	1.00%(Q)	CDX.NA.IG. 43.V1(Q)	452,820		(45,035)
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	03/19/25	0.70%	1.00%(Q)	CDX.NA.IG. 43.V1(Q)	441,000		(95,211)
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	04/16/25	0.73%	1.00%(Q)	CDX.NA.IG. 43.V1(Q)	469,000		(154,356)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.73%	1.00%(Q)	CDX.NA.IG. 43.V1(Q)	469,000		$(154,356)
Total OTC Swaptions (premiums received $1,768,664)									$(1,894,549)
Total Options Written (premiums received $5,589,169)									$(3,835,066)
Options Purchased:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1, 12/20/29	Put	02/19/25	$100.00	CDX.NA.HY. 43.V1(Q)	5.00%(Q)	800,000	$200,046	$(211,954)
CDX.NA.HY.43.V1, 12/20/29	Put	04/16/25	$100.00	CDX.NA.HY. 43.V1(Q)	5.00%(Q)	500,000	481,746	(268,254)
CDX.NA.IG.43.V1, 12/20/29	Put	02/19/25	1.00%	CDX.NA.IG. 43.V1(Q)	1.00%(Q)	700,000	37,408	36,708
Total Centrally Cleared Swaptions (cost $1,162,700)							$719,200	$(443,500)
Options Written:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1, 12/20/29	Call	02/19/25	$100.00	CDX.NA.HY. 43.V1(Q)	5.00%(Q)	800,000	$(63,345,316)	$(4,994,116)
CDX.NA.HY.43.V1, 12/20/29	Call	04/16/25	$100.00	CDX.NA.HY. 43.V1(Q)	5.00%(Q)	500,000	(36,301,164)	(2,192,899)
CDX.NA.IG.43.V1, 12/20/29	Call	02/19/25	1.00%	CDX.NA.IG. 43.V1(Q)	1.00%(Q)	700,000	(15,554,291)	218,109
Total Centrally Cleared Swaptions (premiums received $108,231,865)							$(115,200,771)	$(6,968,906)

Futures contracts outstanding at January 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4,232	3 Month CME SOFR	Mar. 2025	$1,011,977,000	$1,079,449

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Futures contracts outstanding at January 31, 2025 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
2,432	3 Month CME SOFR	Jun. 2025	$582,160,000	$1,844,553
24,332	2 Year U.S. Treasury Notes	Mar. 2025	5,003,267,500	565,178
40,275	5 Year U.S. Treasury Notes	Mar. 2025	4,284,882,623	(15,576,548)
28,303	10 Year U.S. Treasury Notes	Mar. 2025	3,080,604,656	(20,005,974)
17,441	10 Year U.S. Ultra Treasury Notes	Mar. 2025	1,942,491,375	(29,567,529)
25,584	20 Year U.S. Treasury Bonds	Mar. 2025	2,914,177,500	(47,045,081)
80	30 Year UMBS TBA – 5.0% Coupon	Mar. 2025	7,719,375	24,594
100	30 Year UMBS TBA – 6.0% Coupon	Mar. 2025	10,057,031	46,366
				(108,634,992)
Short Positions:
2,814	5 Year Euro-Bobl	Mar. 2025	342,806,776	5,792,972
3,115	10 Year Euro-Bund	Mar. 2025	428,238,513	14,393,553
491	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	58,168,156	(1,580,636)
723	Euro Schatz Index	Mar. 2025	80,115,544	471,955
				19,077,844
				$(89,557,148)
Forward foreign currency exchange contracts outstanding at January 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/04/25	CITI	BRL	681,034	$116,715,415	$116,435,053	$—	$(280,362)
Expiring 02/04/25	CITI	BRL	181,375	30,885,000	31,009,352	124,352	—
Expiring 03/06/25	CITI	BRL	759,250	128,494,851	128,808,129	313,278	—
Chilean Peso,
Expiring 03/19/25	MSI	CLP	38,673,132	38,677,000	39,406,061	729,061	—
Chinese Renminbi,
Expiring 03/19/25	GSI	CNH	268,134	36,944,185	36,688,640	—	(255,545)
Colombian Peso,
Expiring 03/19/25	CITI	COP	155,203,804	34,816,936	36,667,188	1,850,252	—
Expiring 03/19/25	TD	COP	95,749,707	22,252,780	22,621,047	368,267	—
Expiring 03/19/25	TD	COP	73,310,397	17,104,220	17,319,718	215,498	—
Euro,
Expiring 04/22/25	CITI	EUR	28,597	29,828,073	29,786,617	—	(41,456)
Expiring 04/22/25	CITI	EUR	28,561	29,692,000	29,748,959	56,959	—
Expiring 04/22/25	CITI	EUR	28,540	29,780,659	29,727,244	—	(53,415)
Expiring 04/22/25	CITI	EUR	28,471	29,692,000	29,655,822	—	(36,178)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee,
Expiring 03/19/25	BOA	INR	5,628,120	$66,114,000	$64,708,664	$—	$(1,405,336)
Expiring 03/19/25	BOA	INR	4,558,649	53,526,000	52,412,546	—	(1,113,454)
Expiring 03/19/25	BOA	INR	3,706,226	42,916,000	42,611,909	—	(304,091)
Expiring 03/19/25	HSBC	INR	4,164,346	48,740,000	47,879,090	—	(860,910)
Expiring 03/19/25	UAG	INR	13,901,920	162,715,642	159,835,744	—	(2,879,898)
Indonesian Rupiah,
Expiring 03/19/25	BOA	IDR	611,107,704	37,602,000	37,382,223	—	(219,777)
Expiring 03/19/25	JPM	IDR	2,532,910,000	158,862,895	154,941,275	—	(3,921,620)
Mexican Peso,
Expiring 03/19/25	BARC	MXN	204,020	9,748,000	9,771,766	23,766	—
Expiring 03/19/25	JPM	MXN	388,475	18,910,894	18,606,479	—	(304,415)
Expiring 03/19/25	UAG	MXN	633,633	30,977,375	30,348,631	—	(628,744)
New Taiwanese Dollar,
Expiring 03/19/25	BOA	TWD	1,727,732	53,094,000	52,481,250	—	(612,750)
Expiring 03/19/25	CITI	TWD	1,633,787	50,566,000	49,627,613	—	(938,387)
Expiring 03/19/25	CITI	TWD	1,333,157	41,287,000	40,495,727	—	(791,273)
Expiring 03/19/25	MSI	TWD	1,497,044	45,586,000	45,473,928	—	(112,072)
Expiring 03/19/25	SCB	TWD	1,561,620	47,577,000	47,435,465	—	(141,535)
Peruvian Nuevo Sol,
Expiring 03/19/25	SCB	PEN	143,507	38,340,000	38,497,596	157,596	—
Expiring 03/19/25	SCB	PEN	111,254	29,441,000	29,845,316	404,316	—
Expiring 03/19/25	SCB	PEN	69,410	18,628,500	18,620,117	—	(8,383)
Philippine Peso,
Expiring 03/19/25	HSBC	PHP	4,666,325	79,762,150	79,750,189	—	(11,961)
Expiring 03/19/25	HSBC	PHP	4,465,436	76,579,000	76,316,885	—	(262,115)
Expiring 03/19/25	JPM	PHP	1,574,215	26,927,840	26,904,243	—	(23,597)
Expiring 03/19/25	JPM	PHP	1,573,789	26,530,500	26,896,967	366,467	—
Expiring 03/19/25	JPM	PHP	1,569,040	26,530,500	26,815,806	285,306	—
Expiring 03/19/25	JPM	PHP	961,078	16,504,160	16,425,386	—	(78,774)
Polish Zloty,
Expiring 04/22/25	MSI	PLN	154,931	38,236,000	37,981,743	—	(254,257)
Singapore Dollar,
Expiring 03/19/25	MSI	SGD	60,058	44,395,000	44,277,907	—	(117,093)
South African Rand,
Expiring 03/19/25	BARC	ZAR	608,929	33,882,638	32,462,392	—	(1,420,246)
South Korean Won,
Expiring 03/19/25	BOA	KRW	43,060,116	29,728,000	29,603,803	—	(124,197)
Thai Baht,
Expiring 03/19/25	BOA	THB	1,121,077	33,036,000	33,385,169	349,169	—
Expiring 03/19/25	CITI	THB	1,363,571	39,603,000	40,606,540	1,003,540	—
Expiring 03/19/25	JPM	THB	1,551,316	45,133,000	46,197,506	1,064,506	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira,
Expiring 02/06/25	BOA	TRY	677,220	$18,636,181	$18,795,604	$159,423	$—
Expiring 02/06/25	CITI	TRY	613,539	17,004,949	17,028,181	23,232	—
Expiring 02/12/25	BARC	TRY	1,050,736	28,809,000	29,007,943	198,943	—
Expiring 02/12/25	BARC	TRY	490,309	13,440,846	13,536,074	95,228	—
Expiring 02/19/25	HSBC	TRY	2,795,950	76,093,730	76,712,121	618,391	—
				$2,170,347,919	$2,161,553,628	8,407,550	(17,201,841)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/04/25	CITI	BRL	754,915	$128,441,466	$129,066,210	$—	$(624,744)
Expiring 02/04/25	CITI	BRL	107,495	17,755,000	18,378,195	—	(623,195)
Expiring 03/06/25	CITI	BRL	232,677	39,350,000	39,473,976	—	(123,976)
British Pound,
Expiring 04/22/25	BARC	GBP	519,962	639,280,945	644,535,196	—	(5,254,251)
Chilean Peso,
Expiring 03/19/25	CITI	CLP	27,071,304	26,844,388	27,584,355	—	(739,967)
Expiring 03/19/25	CITI	CLP	19,370,087	19,035,612	19,737,186	—	(701,574)
Expiring 03/19/25	TD	CLP	19,660,513	20,260,215	20,033,116	227,099	—
Chinese Renminbi,
Expiring 03/19/25	BOA	CNH	424,993	58,788,000	58,151,706	636,294	—
Expiring 03/19/25	BOA	CNH	379,944	52,273,000	51,987,599	285,401	—
Expiring 03/19/25	SCB	CNH	329,853	45,589,000	45,133,742	455,258	—
Expiring 03/19/25	SSB	CNH	365,856	49,886,000	50,060,045	—	(174,045)
Czech Koruna,
Expiring 04/22/25	UAG	CZK	3,867,249	156,750,282	159,529,650	—	(2,779,368)
Euro,
Expiring 04/22/25	BARC	EUR	1,601,588	1,659,208,596	1,668,213,225	—	(9,004,629)
Expiring 04/22/25	CITI	EUR	28,597	29,926,961	29,786,615	140,346	—
Expiring 04/22/25	CITI	EUR	28,540	29,894,708	29,727,244	167,464	—
Expiring 04/22/25	CITI	EUR	28,473	29,757,417	29,657,457	99,960	—
Expiring 04/22/25	CITI	EUR	28,331	29,692,000	29,509,247	182,753	—
Expiring 04/22/25	JPM	EUR	11,138	11,662,444	11,601,090	61,354	—
Expiring 04/22/25	JPM	EUR	6,010	6,256,114	6,260,461	—	(4,347)
Expiring 04/22/25	MSI	EUR	26,945	27,643,866	28,065,690	—	(421,824)
Expiring 04/22/25	MSI	EUR	15,317	16,014,551	15,953,842	60,709	—
Expiring 04/22/25	MSI	EUR	13,454	13,929,749	14,013,157	—	(83,408)
Expiring 04/22/25	SSB	EUR	1,601,591	1,642,251,841	1,668,215,727	—	(25,963,886)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/22/25	UAG	EUR	1,601,591	$1,657,838,521	$1,668,215,727	$—	$(10,377,206)
Hungarian Forint,
Expiring 04/22/25	BARC	HUF	15,178,914	37,629,317	38,422,093	—	(792,776)
Indian Rupee,
Expiring 03/19/25	BOA	INR	3,951,770	45,499,000	45,435,027	63,973	—
Indonesian Rupiah,
Expiring 03/19/25	BOA	IDR	706,484,660	42,920,000	43,216,551	—	(296,551)
Expiring 03/19/25	CITI	IDR	491,504,820	30,652,000	30,065,965	586,035	—
Expiring 03/19/25	HSBC	IDR	1,006,946,892	61,589,000	61,596,202	—	(7,202)
New Taiwanese Dollar,
Expiring 03/19/25	CITI	TWD	8,092,670	250,873,283	245,821,397	5,051,886	—
Expiring 03/19/25	SCB	TWD	1,802,876	55,586,000	54,763,824	822,176	—
Peruvian Nuevo Sol,
Expiring 03/19/25	CITI	PEN	143,567	37,893,000	38,513,822	—	(620,822)
Expiring 03/19/25	HSBC	PEN	125,328	33,283,000	33,620,971	—	(337,971)
Expiring 03/19/25	SCB	PEN	113,176	30,351,000	30,360,954	—	(9,954)
Philippine Peso,
Expiring 03/19/25	HSBC	PHP	2,728,438	46,399,000	46,630,572	—	(231,572)
Expiring 03/19/25	JPM	PHP	2,521,105	42,861,000	43,087,148	—	(226,148)
Polish Zloty,
Expiring 04/22/25	GSI	PLN	237,139	56,444,902	58,135,268	—	(1,690,366)
Singapore Dollar,
Expiring 03/19/25	CITI	SGD	59,116	43,245,000	43,583,675	—	(338,675)
Expiring 03/19/25	JPM	SGD	71,617	53,161,000	52,800,049	360,951	—
Expiring 03/19/25	SCB	SGD	191,025	143,310,093	140,834,827	2,475,266	—
South African Rand,
Expiring 03/19/25	JPM	ZAR	608,118	32,293,000	32,419,196	—	(126,196)
South Korean Won,
Expiring 03/19/25	BOA	KRW	68,113,700	47,087,000	46,828,126	258,874	—
Expiring 03/19/25	HSBC	KRW	42,656,661	30,297,000	29,326,428	970,572	—
Expiring 03/19/25	JPM	KRW	231,360,000	162,441,110	159,059,856	3,381,254	—
Expiring 03/19/25	SCB	KRW	65,731,253	44,806,000	45,190,196	—	(384,196)
Thai Baht,
Expiring 03/19/25	HSBC	THB	4,690,602	138,384,212	139,684,062	—	(1,299,850)
Expiring 03/19/25	JPM	THB	1,790,900	52,343,000	53,332,214	—	(989,214)
Expiring 03/19/25	MSI	THB	515,449	14,910,500	15,349,830	—	(439,330)
Expiring 03/19/25	MSI	THB	513,249	14,910,500	15,284,336	—	(373,836)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 03/19/25	SCB	THB	1,308,966	$38,569,000	$38,980,439	$—	$(411,439)
Expiring 03/19/25	UAG	THB	1,502,147	44,402,000	44,733,281	—	(331,281)
				$8,040,470,593	$8,089,966,767	16,287,625	(65,783,799)
						$24,695,175	$(82,985,640)
Credit default swap agreements outstanding at January 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt (D05)	12/20/29	1.000%(Q)	2,000	$331,019	$2,435	$328,584	BOA
Dominican Republic (D05)	12/20/29	1.000%(Q)	2,000	60,064	2,435	57,629	BOA
Emirate of Abu Dhabi (D05)	12/20/29	1.000%(Q)	2,000	(56,984)	2,435	(59,419)	BOA
Federal Republic of Nigeria (D05)	12/20/29	1.000%(Q)	2,000	319,851	2,435	317,416	BOA
Federation of Malaysia (D05)	12/20/29	1.000%(Q)	3,000	(74,811)	3,653	(78,464)	BOA
Federative Republic of Brazil (D05)	12/20/29	1.000%(Q)	9,000	289,507	10,959	278,548	BOA
Kingdom of Bahrain (D05)	12/20/29	1.000%(Q)	2,000	59,593	2,435	57,158	BOA
Kingdom of Morocco (D05)	12/20/29	1.000%(Q)	2,000	(2,778)	2,435	(5,213)	BOA
Kingdom of Saudi Arabia (D05)	12/20/29	1.000%(Q)	5,000	(88,483)	6,088	(94,571)	BOA
People’s Republic of China (D05)	12/20/29	1.000%(Q)	9,000	(185,991)	10,959	(196,950)	BOA
Republic of Argentina (D05)	12/20/29	1.000%(Q)	2,000	610,886	2,435	608,451	BOA
Republic of Chile (D05)	12/20/29	1.000%(Q)	6,000	(112,504)	7,306	(119,810)	BOA
Republic of Colombia (D05)	12/20/29	1.000%(Q)	7,000	292,672	8,524	284,148	BOA
Republic of Indonesia (D05)	12/20/29	1.000%(Q)	8,000	(95,259)	9,741	(105,000)	BOA

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Panama (D05)	12/20/29	1.000%(Q)	2,000	$86,972	$2,435	$84,537	BOA
Republic of Peru (D05)	12/20/29	1.000%(Q)	3,000	(25,887)	3,653	(29,540)	BOA
Republic of Philippines (D05)	12/20/29	1.000%(Q)	3,000	(49,438)	3,653	(53,091)	BOA
Republic of South Africa (D05)	12/20/29	1.000%(Q)	9,000	347,312	10,959	336,353	BOA
Republic of Turkey (D05)	12/20/29	1.000%(Q)	9,000	562,663	10,959	551,704	BOA
State of Qatar (D05)	12/20/29	1.000%(Q)	2,000	(56,069)	2,435	(58,504)	BOA
Sultanate of Oman (D05)	12/20/29	1.000%(Q)	2,000	(1,761)	2,435	(4,196)	BOA
United Mexican States (D05)	12/20/29	1.000%(Q)	9,000	116,532	10,959	105,573	BOA
Emirate of Abu Dhabi (D06)	06/20/26	1.000%(Q)	800	(9,782)	258	(10,040)	BOA
Federation of Malaysia (D06)	06/20/26	1.000%(Q)	1,600	(19,177)	516	(19,693)	BOA
Federative Republic of Brazil (D06)	06/20/26	1.000%(Q)	4,800	(23,611)	1,548	(25,159)	BOA
Kingdom of Saudi Arabia (D06)	06/20/26	1.000%(Q)	800	(8,392)	258	(8,650)	BOA
People’s Republic of China (D06)	06/20/26	1.000%(Q)	4,800	(52,148)	1,548	(53,696)	BOA
Republic of Argentina (D06)	06/20/26	1.000%(Q)	800	76,698	258	76,440	BOA
Republic of Chile (D06)	06/20/26	1.000%(Q)	800	(9,171)	258	(9,429)	BOA
Republic of Colombia (D06)	06/20/26	1.000%(Q)	2,000	(8,789)	645	(9,434)	BOA
Republic of Indonesia (D06)	06/20/26	1.000%(Q)	3,600	(37,602)	1,161	(38,763)	BOA
Republic of Panama (D06)	06/20/26	1.000%(Q)	800	(1,671)	258	(1,929)	BOA
Republic of Peru (D06)	06/20/26	1.000%(Q)	800	(8,023)	258	(8,281)	BOA
Republic of Philippines (D06)	06/20/26	1.000%(Q)	800	(8,946)	258	(9,204)	BOA
Republic of South Africa (D06)	06/20/26	1.000%(Q)	4,000	(16,029)	1,290	(17,319)	BOA
Republic of Turkey (D06)	06/20/26	1.000%(Q)	4,800	12,074	1,548	10,526	BOA
State of Qatar (D06)	06/20/26	1.000%(Q)	800	(9,913)	258	(10,171)	BOA

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
United Mexican States (D06)	06/20/26	1.000%(Q)	4,800	$(31,962)	$1,548	$(33,510)	BOA
Emirate of Abu Dhabi (D07)	06/20/26	1.000%(Q)	100	(1,223)	41	(1,264)	BOA
Federation of Malaysia (D07)	06/20/26	1.000%(Q)	200	(2,398)	82	(2,480)	BOA
Federative Republic of Brazil (D07)	06/20/26	1.000%(Q)	600	(2,952)	247	(3,199)	BOA
Kingdom of Saudi Arabia (D07)	06/20/26	1.000%(Q)	100	(1,049)	41	(1,090)	BOA
People’s Republic of China (D07)	06/20/26	1.000%(Q)	600	(6,519)	247	(6,766)	BOA
Republic of Argentina (D07)	06/20/26	1.000%(Q)	100	9,587	41	9,546	BOA
Republic of Chile (D07)	06/20/26	1.000%(Q)	100	(1,147)	41	(1,188)	BOA
Republic of Colombia (D07)	06/20/26	1.000%(Q)	250	(1,099)	103	(1,202)	BOA
Republic of Indonesia (D07)	06/20/26	1.000%(Q)	450	(4,700)	186	(4,886)	BOA
Republic of Panama (D07)	06/20/26	1.000%(Q)	100	(209)	41	(250)	BOA
Republic of Peru (D07)	06/20/26	1.000%(Q)	100	(1,003)	41	(1,044)	BOA
Republic of Philippines (D07)	06/20/26	1.000%(Q)	100	(1,118)	41	(1,159)	BOA
Republic of South Africa (D07)	06/20/26	1.000%(Q)	500	(2,004)	206	(2,210)	BOA
Republic of Turkey (D07)	06/20/26	1.000%(Q)	600	1,509	247	1,262	BOA
State of Qatar (D07)	06/20/26	1.000%(Q)	100	(1,239)	41	(1,280)	BOA
United Mexican States (D07)	06/20/26	1.000%(Q)	600	(3,996)	247	(4,243)	BOA
Arab Republic of Egypt (D35)	12/20/29	1.000%(Q)	2,000	331,019	2,111	328,908	GSI
Dominican Republic (D35)	12/20/29	1.000%(Q)	2,000	60,064	2,111	57,953	GSI
Emirate of Abu Dhabi (D35)	12/20/29	1.000%(Q)	2,000	(56,983)	2,111	(59,094)	GSI
Federal Republic of Nigeria (D35)	12/20/29	1.000%(Q)	2,000	319,851	2,111	317,740	GSI
Federation of Malaysia (D35)	12/20/29	1.000%(Q)	3,000	(74,811)	3,166	(77,977)	GSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Federative Republic of Brazil (D35)	12/20/29	1.000%(Q)	9,000	$289,507	$9,499	$280,008	GSI
Kingdom of Bahrain (D35)	12/20/29	1.000%(Q)	2,000	59,594	2,111	57,483	GSI
Kingdom of Morocco (D35)	12/20/29	1.000%(Q)	2,000	(2,778)	2,111	(4,889)	GSI
Kingdom of Saudi Arabia (D35)	12/20/29	1.000%(Q)	5,000	(88,483)	5,277	(93,760)	GSI
People’s Republic of China (D35)	12/20/29	1.000%(Q)	9,000	(185,991)	9,499	(195,490)	GSI
Republic of Argentina (D35)	12/20/29	1.000%(Q)	2,000	610,886	2,111	608,775	GSI
Republic of Chile (D35)	12/20/29	1.000%(Q)	6,000	(112,504)	6,333	(118,837)	GSI
Republic of Colombia (D35)	12/20/29	1.000%(Q)	7,000	292,671	7,388	285,283	GSI
Republic of Indonesia (D35)	12/20/29	1.000%(Q)	8,000	(95,259)	8,444	(103,703)	GSI
Republic of Panama (D35)	12/20/29	1.000%(Q)	2,000	86,973	2,111	84,862	GSI
Republic of Peru (D35)	12/20/29	1.000%(Q)	3,000	(25,888)	3,166	(29,054)	GSI
Republic of Philippines (D35)	12/20/29	1.000%(Q)	3,000	(49,438)	3,166	(52,604)	GSI
Republic of South Africa (D35)	12/20/29	1.000%(Q)	9,000	347,312	9,499	337,813	GSI
Republic of Turkey (D35)	12/20/29	1.000%(Q)	9,000	562,663	9,499	553,164	GSI
State of Qatar (D35)	12/20/29	1.000%(Q)	2,000	(56,068)	2,111	(58,179)	GSI
Sultanate of Oman (D35)	12/20/29	1.000%(Q)	2,000	(1,761)	2,111	(3,872)	GSI
United Mexican States (D35)	12/20/29	1.000%(Q)	9,000	116,532	9,499	107,033	GSI
Arab Republic of Egypt (D36)	12/20/29	1.000%(Q)	2,000	331,019	2,111	328,908	BARC
Dominican Republic (D36)	12/20/29	1.000%(Q)	2,000	60,064	2,111	57,953	BARC
Emirate of Abu Dhabi (D36)	12/20/29	1.000%(Q)	2,000	(56,983)	2,111	(59,094)	BARC
Federal Republic of Nigeria (D36)	12/20/29	1.000%(Q)	2,000	319,851	2,111	317,740	BARC
Federation of Malaysia (D36)	12/20/29	1.000%(Q)	3,000	(74,811)	3,166	(77,977)	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Federative Republic of Brazil (D36)	12/20/29	1.000%(Q)	9,000	$289,507	$9,499	$280,008	BARC
Kingdom of Bahrain (D36)	12/20/29	1.000%(Q)	2,000	59,594	2,111	57,483	BARC
Kingdom of Morocco (D36)	12/20/29	1.000%(Q)	2,000	(2,778)	2,111	(4,889)	BARC
Kingdom of Saudi Arabia (D36)	12/20/29	1.000%(Q)	5,000	(88,483)	5,277	(93,760)	BARC
People’s Republic of China (D36)	12/20/29	1.000%(Q)	9,000	(185,991)	9,499	(195,490)	BARC
Republic of Argentina (D36)	12/20/29	1.000%(Q)	2,000	610,886	2,111	608,775	BARC
Republic of Chile (D36)	12/20/29	1.000%(Q)	6,000	(112,504)	6,333	(118,837)	BARC
Republic of Colombia (D36)	12/20/29	1.000%(Q)	7,000	292,671	7,388	285,283	BARC
Republic of Indonesia (D36)	12/20/29	1.000%(Q)	8,000	(95,259)	8,444	(103,703)	BARC
Republic of Panama (D36)	12/20/29	1.000%(Q)	2,000	86,973	2,111	84,862	BARC
Republic of Peru (D36)	12/20/29	1.000%(Q)	3,000	(25,888)	3,166	(29,054)	BARC
Republic of Philippines (D36)	12/20/29	1.000%(Q)	3,000	(49,438)	3,166	(52,604)	BARC
Republic of South Africa (D36)	12/20/29	1.000%(Q)	9,000	347,312	9,499	337,813	BARC
Republic of Turkey (D36)	12/20/29	1.000%(Q)	9,000	562,663	9,499	553,164	BARC
State of Qatar (D36)	12/20/29	1.000%(Q)	2,000	(56,068)	2,111	(58,179)	BARC
Sultanate of Oman (D36)	12/20/29	1.000%(Q)	2,000	(1,761)	2,111	(3,872)	BARC
United Mexican States (D36)	12/20/29	1.000%(Q)	9,000	116,532	9,499	107,033	BARC
Arab Republic of Egypt (D37)	12/20/29	1.000%(Q)	2,000	331,019	2,435	328,584	BARC
Dominican Republic (D37)	12/20/29	1.000%(Q)	2,000	60,064	2,435	57,629	BARC
Emirate of Abu Dhabi (D37)	12/20/29	1.000%(Q)	2,000	(56,984)	2,435	(59,419)	BARC
Federal Republic of Nigeria (D37)	12/20/29	1.000%(Q)	2,000	319,851	2,435	317,416	BARC
Federation of Malaysia (D37)	12/20/29	1.000%(Q)	3,000	(74,811)	3,653	(78,464)	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Federative Republic of Brazil (D37)	12/20/29	1.000%(Q)	9,000	$289,507	$10,959	$278,548	BARC
Kingdom of Bahrain (D37)	12/20/29	1.000%(Q)	2,000	59,593	2,435	57,158	BARC
Kingdom of Morocco (D37)	12/20/29	1.000%(Q)	2,000	(2,778)	2,435	(5,213)	BARC
Kingdom of Saudi Arabia (D37)	12/20/29	1.000%(Q)	5,000	(88,483)	6,088	(94,571)	BARC
People’s Republic of China (D37)	12/20/29	1.000%(Q)	9,000	(185,991)	10,959	(196,950)	BARC
Republic of Argentina (D37)	12/20/29	1.000%(Q)	2,000	610,886	2,435	608,451	BARC
Republic of Chile (D37)	12/20/29	1.000%(Q)	6,000	(112,504)	7,306	(119,810)	BARC
Republic of Colombia (D37)	12/20/29	1.000%(Q)	7,000	292,672	8,524	284,148	BARC
Republic of Indonesia (D37)	12/20/29	1.000%(Q)	8,000	(95,259)	9,741	(105,000)	BARC
Republic of Panama (D37)	12/20/29	1.000%(Q)	2,000	86,972	2,435	84,537	BARC
Republic of Peru (D37)	12/20/29	1.000%(Q)	3,000	(25,887)	3,653	(29,540)	BARC
Republic of Philippines (D37)	12/20/29	1.000%(Q)	3,000	(49,438)	3,653	(53,091)	BARC
Republic of South Africa (D37)	12/20/29	1.000%(Q)	9,000	347,312	10,959	336,353	BARC
Republic of Turkey (D37)	12/20/29	1.000%(Q)	9,000	562,663	10,959	551,704	BARC
State of Qatar (D37)	12/20/29	1.000%(Q)	2,000	(56,069)	2,435	(58,504)	BARC
Sultanate of Oman (D37)	12/20/29	1.000%(Q)	2,000	(1,761)	2,435	(4,196)	BARC
United Mexican States (D37)	12/20/29	1.000%(Q)	9,000	116,532	10,959	105,573	BARC
Arab Republic of Egypt (D38)	12/20/29	1.000%(Q)	5,000	827,548	6,088	821,460	DB
Dominican Republic (D38)	12/20/29	1.000%(Q)	5,000	150,160	6,088	144,072	DB
Emirate of Abu Dhabi (D38)	12/20/29	1.000%(Q)	5,000	(142,459)	6,088	(148,547)	DB
Federal Republic of Nigeria (D38)	12/20/29	1.000%(Q)	5,000	799,627	6,088	793,539	DB
Federation of Malaysia (D38)	12/20/29	1.000%(Q)	7,500	(187,026)	9,133	(196,159)	DB

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Federative Republic of Brazil (D38)	12/20/29	1.000%(Q)	22,500	$723,768	$27,398	$696,370	DB
Kingdom of Bahrain (D38)	12/20/29	1.000%(Q)	5,000	148,984	6,088	142,896	DB
Kingdom of Morocco (D38)	12/20/29	1.000%(Q)	5,000	(6,945)	6,088	(13,033)	DB
Kingdom of Saudi Arabia (D38)	12/20/29	1.000%(Q)	12,500	(221,207)	15,221	(236,428)	DB
People’s Republic of China (D38)	12/20/29	1.000%(Q)	22,500	(464,976)	27,398	(492,374)	DB
Republic of Argentina (D38)	12/20/29	1.000%(Q)	5,000	1,527,215	6,088	1,521,127	DB
Republic of Chile (D38)	12/20/29	1.000%(Q)	15,000	(281,260)	18,265	(299,525)	DB
Republic of Colombia (D38)	12/20/29	1.000%(Q)	17,500	731,678	21,309	710,369	DB
Republic of Indonesia (D38)	12/20/29	1.000%(Q)	20,000	(238,147)	24,354	(262,501)	DB
Republic of Panama (D38)	12/20/29	1.000%(Q)	5,000	217,431	6,088	211,343	DB
Republic of Peru (D38)	12/20/29	1.000%(Q)	7,500	(64,718)	9,133	(73,851)	DB
Republic of Philippines (D38)	12/20/29	1.000%(Q)	7,500	(123,593)	9,133	(132,726)	DB
Republic of South Africa (D38)	12/20/29	1.000%(Q)	22,500	868,281	27,398	840,883	DB
Republic of Turkey (D38)	12/20/29	1.000%(Q)	22,500	1,406,659	27,398	1,379,261	DB
State of Qatar (D38)	12/20/29	1.000%(Q)	5,000	(140,171)	6,088	(146,259)	DB
Sultanate of Oman (D38)	12/20/29	1.000%(Q)	5,000	(4,403)	6,088	(10,491)	DB
United Mexican States (D38)	12/20/29	1.000%(Q)	22,500	291,331	27,398	263,933	DB
				$14,950,201	$772,795	$14,177,406

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Emirate of Abu Dhabi (D01)	12/20/25	1.000%(Q)	1,940	0.160%	$16,566	$(80)	$16,646	MSI
Federation of Malaysia (D01)	12/20/25	1.000%(Q)	2,910	0.165%	24,733	(121)	24,854	MSI
Federative Republic of Brazil (D01)	12/20/25	1.000%(Q)	11,640	0.555%	59,096	(483)	59,579	MSI
Kingdom of Saudi Arabia (D01)	12/20/25	1.000%(Q)	1,940	0.261%	14,850	(80)	14,930	MSI
People’s Republic of China (D01)	12/20/25	1.000%(Q)	11,640	0.240%	91,177	(483)	91,660	MSI
Republic of Argentina (D01)	12/20/25	1.000%(Q)	4,850	8.142%	(283,414)	(201)	(283,213)	MSI
Republic of Chile (D01)	12/20/25	1.000%(Q)	1,940	0.197%	15,934	(80)	16,014	MSI
Republic of Colombia (D01)	12/20/25	1.000%(Q)	4,850	0.538%	25,344	(201)	25,545	MSI
Republic of Indonesia (D01)	12/20/25	1.000%(Q)	7,760	0.234%	61,200	(322)	61,522	MSI
Republic of Panama (D01)	12/20/25	1.000%(Q)	1,940	0.733%	6,842	(80)	6,922	MSI
Republic of Peru (D01)	12/20/25	1.000%(Q)	1,940	0.287%	14,404	(80)	14,484	MSI
Republic of Philippines (D01)	12/20/25	1.000%(Q)	1,940	0.193%	16,009	(80)	16,089	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D01)	12/20/25	1.000%(Q)	8,730	0.590%	$41,671	$(362)	$42,033	MSI
Republic of Turkey (D01)	12/20/25	1.000%(Q)	11,640	1.036%	10,243	(483)	10,726	MSI
State of Qatar (D01)	12/20/25	1.000%(Q)	1,940	0.137%	16,969	(101)	17,070	MSI
United Mexican States (D01)	12/20/25	1.000%(Q)	11,640	0.457%	69,124	(483)	69,607	MSI
Emirate of Abu Dhabi (D02)	12/20/25	1.000%(Q)	2,000	0.160%	17,078	(262)	17,340	CITI
Federation of Malaysia (D02)	12/20/25	1.000%(Q)	3,000	0.165%	25,498	(393)	25,891	CITI
Federative Republic of Brazil (D02)	12/20/25	1.000%(Q)	12,000	0.555%	60,925	(1,570)	62,495	CITI
Kingdom of Saudi Arabia (D02)	12/20/25	1.000%(Q)	2,000	0.261%	15,308	(262)	15,570	CITI
People’s Republic of China (D02)	12/20/25	1.000%(Q)	12,000	0.240%	93,998	(1,570)	95,568	CITI
Republic of Argentina (D02)	12/20/25	1.000%(Q)	5,000	8.142%	(292,180)	(654)	(291,526)	CITI
Republic of Chile (D02)	12/20/25	1.000%(Q)	2,000	0.197%	16,426	(262)	16,688	CITI
Republic of Colombia (D02)	12/20/25	1.000%(Q)	5,000	0.538%	26,128	(654)	26,782	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D02)	12/20/25	1.000%(Q)	8,000	0.234%	$63,093	$(1,047)	$64,140	CITI
Republic of Panama (D02)	12/20/25	1.000%(Q)	2,000	0.733%	7,053	(262)	7,315	CITI
Republic of Peru (D02)	12/20/25	1.000%(Q)	2,000	0.287%	14,849	(262)	15,111	CITI
Republic of Philippines (D02)	12/20/25	1.000%(Q)	2,000	0.193%	16,504	(262)	16,766	CITI
Republic of South Africa (D02)	12/20/25	1.000%(Q)	9,000	0.590%	42,959	(1,178)	44,137	CITI
Republic of Turkey (D02)	12/20/25	1.000%(Q)	12,000	1.036%	10,560	(1,570)	12,130	CITI
State of Qatar (D02)	12/20/25	1.000%(Q)	2,000	0.137%	17,494	(262)	17,756	CITI
United Mexican States (D02)	12/20/25	1.000%(Q)	12,000	0.457%	71,262	(1,570)	72,832	CITI
Emirate of Abu Dhabi (D03)	12/20/25	1.000%(Q)	4,000	0.160%	34,157	(523)	34,680	MSI
Federation of Malaysia (D03)	12/20/25	1.000%(Q)	6,000	0.165%	50,996	(785)	51,781	MSI
Federative Republic of Brazil (D03)	12/20/25	1.000%(Q)	24,000	0.555%	121,849	(3,140)	124,989	MSI
Kingdom of Saudi Arabia (D03)	12/20/25	1.000%(Q)	4,000	0.261%	30,618	(523)	31,141	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D03)	12/20/25	1.000%(Q)	24,000	0.240%	$187,995	$(3,140)	$191,135	MSI
Republic of Argentina (D03)	12/20/25	1.000%(Q)	10,000	8.142%	(584,359)	(1,308)	(583,051)	MSI
Republic of Chile (D03)	12/20/25	1.000%(Q)	4,000	0.197%	32,853	(523)	33,376	MSI
Republic of Colombia (D03)	12/20/25	1.000%(Q)	10,000	0.538%	52,256	(1,308)	53,564	MSI
Republic of Indonesia (D03)	12/20/25	1.000%(Q)	16,000	0.234%	126,187	(2,093)	128,280	MSI
Republic of Panama (D03)	12/20/25	1.000%(Q)	4,000	0.733%	14,107	(523)	14,630	MSI
Republic of Peru (D03)	12/20/25	1.000%(Q)	4,000	0.287%	29,699	(523)	30,222	MSI
Republic of Philippines (D03)	12/20/25	1.000%(Q)	4,000	0.193%	33,008	(523)	33,531	MSI
Republic of South Africa (D03)	12/20/25	1.000%(Q)	18,000	0.590%	85,919	(2,355)	88,274	MSI
Republic of Turkey (D03)	12/20/25	1.000%(Q)	24,000	1.036%	21,121	(3,140)	24,261	MSI
State of Qatar (D03)	12/20/25	1.000%(Q)	4,000	0.137%	34,990	(565)	35,555	MSI
United Mexican States (D03)	12/20/25	1.000%(Q)	24,000	0.457%	142,524	(3,140)	145,664	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Emirate of Abu Dhabi (D04)	12/20/25	1.000%(Q)	4,000	0.160%	$34,157	$(523)	$34,680	MSI
Federation of Malaysia (D04)	12/20/25	1.000%(Q)	6,000	0.165%	50,996	(785)	51,781	MSI
Federative Republic of Brazil (D04)	12/20/25	1.000%(Q)	24,000	0.555%	121,849	(3,140)	124,989	MSI
Kingdom of Saudi Arabia (D04)	12/20/25	1.000%(Q)	4,000	0.261%	30,618	(523)	31,141	MSI
People’s Republic of China (D04)	12/20/25	1.000%(Q)	24,000	0.240%	187,995	(3,140)	191,135	MSI
Republic of Argentina (D04)	12/20/25	1.000%(Q)	10,000	8.142%	(584,359)	(1,308)	(583,051)	MSI
Republic of Chile (D04)	12/20/25	1.000%(Q)	4,000	0.197%	32,853	(523)	33,376	MSI
Republic of Colombia (D04)	12/20/25	1.000%(Q)	10,000	0.538%	52,256	(1,308)	53,564	MSI
Republic of Indonesia (D04)	12/20/25	1.000%(Q)	16,000	0.234%	126,187	(2,093)	128,280	MSI
Republic of Panama (D04)	12/20/25	1.000%(Q)	4,000	0.733%	14,107	(523)	14,630	MSI
Republic of Peru (D04)	12/20/25	1.000%(Q)	4,000	0.287%	29,699	(523)	30,222	MSI
Republic of Philippines (D04)	12/20/25	1.000%(Q)	4,000	0.193%	33,008	(523)	33,531	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D04)	12/20/25	1.000%(Q)	18,000	0.590%	$85,919	$(2,355)	$88,274	MSI
Republic of Turkey (D04)	12/20/25	1.000%(Q)	24,000	1.036%	21,121	(3,140)	24,261	MSI
State of Qatar (D04)	12/20/25	1.000%(Q)	4,000	0.137%	34,990	(565)	35,555	MSI
United Mexican States (D04)	12/20/25	1.000%(Q)	24,000	0.457%	142,524	(3,140)	145,664	MSI
Emirate of Abu Dhabi (D08)	12/20/26	1.000%(Q)	500	0.196%	7,929	(386)	8,315	BOA
Federation of Malaysia (D08)	12/20/26	1.000%(Q)	1,000	0.220%	15,416	(772)	16,188	BOA
Federative Republic of Brazil (D08)	12/20/26	1.000%(Q)	3,000	0.803%	14,292	(2,316)	16,608	BOA
Kingdom of Saudi Arabia (D08)	12/20/26	1.000%(Q)	500	0.337%	6,639	(386)	7,025	BOA
People’s Republic of China (D08)	12/20/26	1.000%(Q)	3,000	0.305%	41,531	(2,316)	43,847	BOA
Republic of Argentina (D08)	12/20/26	1.000%(Q)	500	8.996%	(65,206)	(386)	(64,820)	BOA
Republic of Chile (D08)	12/20/26	1.000%(Q)	500	0.262%	7,331	(386)	7,717	BOA
Republic of Colombia (D08)	12/20/26	1.000%(Q)	1,250	0.868%	4,477	(965)	5,442	BOA

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D08)	12/20/26	1.000%(Q)	2,250	0.354%	$29,156	$(1,737)	$30,893	BOA
Republic of Panama (D08)	12/20/26	1.000%(Q)	500	1.028%	342	(386)	728	BOA
Republic of Peru (D08)	12/20/26	1.000%(Q)	500	0.374%	6,294	(386)	6,680	BOA
Republic of Philippines (D08)	12/20/26	1.000%(Q)	500	0.294%	7,031	(386)	7,417	BOA
Republic of South Africa (D08)	12/20/26	1.000%(Q)	2,750	0.886%	8,959	(2,123)	11,082	BOA
Republic of Turkey (D08)	12/20/26	1.000%(Q)	3,000	1.389%	(17,475)	(2,316)	(15,159)	BOA
State of Qatar (D08)	12/20/26	1.000%(Q)	500	0.190%	7,989	(386)	8,375	BOA
United Mexican States (D08)	12/20/26	1.000%(Q)	2,750	0.660%	20,253	(2,123)	22,376	BOA
Emirate of Abu Dhabi (D09)	12/20/26	1.000%(Q)	4,000	0.196%	63,434	(3,498)	66,932	CITI
Federation of Malaysia (D09)	12/20/26	1.000%(Q)	8,000	0.220%	123,324	(6,995)	130,319	CITI
Federative Republic of Brazil (D09)	12/20/26	1.000%(Q)	24,000	0.803%	114,338	(20,985)	135,323	CITI
Kingdom of Saudi Arabia (D09)	12/20/26	1.000%(Q)	4,000	0.337%	53,110	(3,498)	56,608	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D09)	12/20/26	1.000%(Q)	24,000	0.305%	$332,251	$(20,985)	$353,236	CITI
Republic of Argentina (D09)	12/20/26	1.000%(Q)	4,000	8.996%	(521,647)	(3,498)	(518,149)	CITI
Republic of Chile (D09)	12/20/26	1.000%(Q)	4,000	0.262%	58,650	(3,498)	62,148	CITI
Republic of Colombia (D09)	12/20/26	1.000%(Q)	10,000	0.868%	35,812	(8,744)	44,556	CITI
Republic of Indonesia (D09)	12/20/26	1.000%(Q)	18,000	0.354%	233,245	(15,739)	248,984	CITI
Republic of Panama (D09)	12/20/26	1.000%(Q)	4,000	1.028%	2,737	(3,498)	6,235	CITI
Republic of Peru (D09)	12/20/26	1.000%(Q)	4,000	0.374%	50,354	(3,498)	53,852	CITI
Republic of Philippines (D09)	12/20/26	1.000%(Q)	4,000	0.294%	56,248	(3,498)	59,746	CITI
Republic of South Africa (D09)	12/20/26	1.000%(Q)	22,000	0.886%	71,669	(19,236)	90,905	CITI
Republic of Turkey (D09)	12/20/26	1.000%(Q)	24,000	1.389%	(139,803)	(20,985)	(118,818)	CITI
State of Qatar (D09)	12/20/26	1.000%(Q)	4,000	0.190%	63,915	(3,498)	67,413	CITI
United Mexican States (D09)	12/20/26	1.000%(Q)	22,000	0.660%	162,027	(19,236)	181,263	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Emirate of Abu Dhabi (D10)	12/20/26	1.000%(Q)	2,000	0.196%	$31,717	$(1,749)	$33,466	MSI
Federation of Malaysia (D10)	12/20/26	1.000%(Q)	4,000	0.220%	61,662	(3,498)	65,160	MSI
Federative Republic of Brazil (D10)	12/20/26	1.000%(Q)	12,000	0.803%	57,169	(10,493)	67,662	MSI
Kingdom of Saudi Arabia (D10)	12/20/26	1.000%(Q)	2,000	0.337%	26,555	(1,749)	28,304	MSI
People’s Republic of China (D10)	12/20/26	1.000%(Q)	12,000	0.305%	166,125	(10,493)	176,618	MSI
Republic of Argentina (D10)	12/20/26	1.000%(Q)	2,000	8.996%	(260,823)	(1,749)	(259,074)	MSI
Republic of Chile (D10)	12/20/26	1.000%(Q)	2,000	0.262%	29,325	(1,749)	31,074	MSI
Republic of Colombia (D10)	12/20/26	1.000%(Q)	5,000	0.868%	17,906	(4,372)	22,278	MSI
Republic of Indonesia (D10)	12/20/26	1.000%(Q)	9,000	0.354%	116,623	(7,869)	124,492	MSI
Republic of Panama (D10)	12/20/26	1.000%(Q)	2,000	1.028%	1,369	(1,749)	3,118	MSI
Republic of Peru (D10)	12/20/26	1.000%(Q)	2,000	0.374%	25,177	(1,749)	26,926	MSI
Republic of Philippines (D10)	12/20/26	1.000%(Q)	2,000	0.294%	28,124	(1,749)	29,873	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D10)	12/20/26	1.000%(Q)	11,000	0.886%	$35,834	$(9,618)	$45,452	MSI
Republic of Turkey (D10)	12/20/26	1.000%(Q)	12,000	1.389%	(69,902)	(10,493)	(59,409)	MSI
State of Qatar (D10)	12/20/26	1.000%(Q)	2,000	0.190%	31,957	(1,749)	33,706	MSI
United Mexican States (D10)	12/20/26	1.000%(Q)	11,000	0.660%	81,014	(9,618)	90,632	MSI
Emirate of Abu Dhabi (D11)	12/20/26	1.000%(Q)	10,000	0.196%	158,586	(8,744)	167,330	BARC
Federation of Malaysia (D11)	12/20/26	1.000%(Q)	20,000	0.220%	308,310	(17,488)	325,798	BARC
Federative Republic of Brazil (D11)	12/20/26	1.000%(Q)	60,000	0.803%	285,846	(52,463)	338,309	BARC
Kingdom of Saudi Arabia (D11)	12/20/26	1.000%(Q)	10,000	0.337%	132,777	(8,744)	141,521	BARC
People’s Republic of China (D11)	12/20/26	1.000%(Q)	60,000	0.305%	830,627	(52,463)	883,090	BARC
Republic of Argentina (D11)	12/20/26	1.000%(Q)	10,000	8.996%	(1,304,116)	(8,744)	(1,295,372)	BARC
Republic of Chile (D11)	12/20/26	1.000%(Q)	10,000	0.262%	146,625	(8,744)	155,369	BARC
Republic of Colombia (D11)	12/20/26	1.000%(Q)	25,000	0.868%	89,531	(21,859)	111,390	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D11)	12/20/26	1.000%(Q)	45,000	0.354%	$583,112	$(39,347)	$622,459	BARC
Republic of Panama (D11)	12/20/26	1.000%(Q)	10,000	1.028%	6,844	(8,744)	15,588	BARC
Republic of Peru (D11)	12/20/26	1.000%(Q)	10,000	0.374%	125,885	(8,744)	134,629	BARC
Republic of Philippines (D11)	12/20/26	1.000%(Q)	10,000	0.294%	140,621	(8,744)	149,365	BARC
Republic of South Africa (D11)	12/20/26	1.000%(Q)	55,000	0.886%	179,171	(48,091)	227,262	BARC
Republic of Turkey (D11)	12/20/26	1.000%(Q)	60,000	1.389%	(349,508)	(52,463)	(297,045)	BARC
State of Qatar (D11)	12/20/26	1.000%(Q)	10,000	0.190%	159,787	(8,744)	168,531	BARC
United Mexican States (D11)	12/20/26	1.000%(Q)	55,000	0.660%	405,067	(48,091)	453,158	BARC
Emirate of Abu Dhabi (D12)	12/20/26	1.000%(Q)	2,000	0.196%	31,717	(1,956)	33,673	MSI
Federation of Malaysia (D12)	12/20/26	1.000%(Q)	4,000	0.220%	61,662	(3,911)	65,573	MSI
Federative Republic of Brazil (D12)	12/20/26	1.000%(Q)	12,000	0.803%	57,170	(11,733)	68,903	MSI
Kingdom of Saudi Arabia (D12)	12/20/26	1.000%(Q)	2,000	0.337%	26,555	(1,956)	28,511	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D12)	12/20/26	1.000%(Q)	12,000	0.305%	$166,126	$(11,733)	$177,859	MSI
Republic of Argentina (D12)	12/20/26	1.000%(Q)	2,000	8.996%	(260,824)	(1,956)	(258,868)	MSI
Republic of Chile (D12)	12/20/26	1.000%(Q)	2,000	0.262%	29,325	(1,956)	31,281	MSI
Republic of Colombia (D12)	12/20/26	1.000%(Q)	5,000	0.868%	17,906	(4,889)	22,795	MSI
Republic of Indonesia (D12)	12/20/26	1.000%(Q)	9,000	0.354%	116,622	(8,800)	125,422	MSI
Republic of Panama (D12)	12/20/26	1.000%(Q)	2,000	1.028%	1,368	(1,956)	3,324	MSI
Republic of Peru (D12)	12/20/26	1.000%(Q)	2,000	0.374%	25,177	(1,956)	27,133	MSI
Republic of Philippines (D12)	12/20/26	1.000%(Q)	2,000	0.294%	28,124	(1,956)	30,080	MSI
Republic of South Africa (D12)	12/20/26	1.000%(Q)	11,000	0.886%	35,834	(10,756)	46,590	MSI
Republic of Turkey (D12)	12/20/26	1.000%(Q)	12,000	1.389%	(69,901)	(11,733)	(58,168)	MSI
State of Qatar (D12)	12/20/26	1.000%(Q)	2,000	0.190%	31,957	(1,956)	33,913	MSI
United Mexican States (D12)	12/20/26	1.000%(Q)	11,000	0.660%	81,013	(10,756)	91,769	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Emirate of Abu Dhabi (D13)	12/20/26	1.000%(Q)	2,000	0.196%	$31,717	$(355)	$32,072	MSI
Federation of Malaysia (D13)	12/20/26	1.000%(Q)	4,000	0.220%	61,663	(710)	62,373	MSI
Federative Republic of Brazil (D13)	12/20/26	1.000%(Q)	12,000	0.803%	57,170	(2,131)	59,301	MSI
Kingdom of Saudi Arabia (D13)	12/20/26	1.000%(Q)	2,000	0.337%	26,556	(355)	26,911	MSI
People’s Republic of China (D13)	12/20/26	1.000%(Q)	12,000	0.305%	166,126	(2,131)	168,257	MSI
Republic of Argentina (D13)	12/20/26	1.000%(Q)	2,000	8.996%	(260,823)	(355)	(260,468)	MSI
Republic of Chile (D13)	12/20/26	1.000%(Q)	2,000	0.262%	29,325	(355)	29,680	MSI
Republic of Colombia (D13)	12/20/26	1.000%(Q)	5,000	0.868%	17,906	(888)	18,794	MSI
Republic of Indonesia (D13)	12/20/26	1.000%(Q)	9,000	0.354%	116,622	(1,599)	118,221	MSI
Republic of Panama (D13)	12/20/26	1.000%(Q)	2,000	1.028%	1,369	(355)	1,724	MSI
Republic of Peru (D13)	12/20/26	1.000%(Q)	2,000	0.374%	25,177	(355)	25,532	MSI
Republic of Philippines (D13)	12/20/26	1.000%(Q)	2,000	0.294%	28,125	(355)	28,480	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D13)	12/20/26	1.000%(Q)	11,000	0.886%	$35,834	$(1,954)	$37,788	MSI
Republic of Turkey (D13)	12/20/26	1.000%(Q)	12,000	1.389%	(69,901)	(2,131)	(67,770)	MSI
State of Qatar (D13)	12/20/26	1.000%(Q)	2,000	0.190%	31,958	(355)	32,313	MSI
United Mexican States (D13)	12/20/26	1.000%(Q)	11,000	0.660%	81,013	(1,954)	82,967	MSI
Emirate of Abu Dhabi (D14)	12/20/26	1.000%(Q)	4,000	0.196%	63,435	(710)	64,145	MSI
Federation of Malaysia (D14)	12/20/26	1.000%(Q)	8,000	0.220%	123,324	(1,421)	124,745	MSI
Federative Republic of Brazil (D14)	12/20/26	1.000%(Q)	24,000	0.803%	114,338	(4,263)	118,601	MSI
Kingdom of Saudi Arabia (D14)	12/20/26	1.000%(Q)	4,000	0.337%	53,111	(710)	53,821	MSI
People’s Republic of China (D14)	12/20/26	1.000%(Q)	24,000	0.305%	332,251	(4,263)	336,514	MSI
Republic of Argentina (D14)	12/20/26	1.000%(Q)	4,000	8.996%	(521,646)	(710)	(520,936)	MSI
Republic of Chile (D14)	12/20/26	1.000%(Q)	4,000	0.262%	58,651	(710)	59,361	MSI
Republic of Colombia (D14)	12/20/26	1.000%(Q)	10,000	0.868%	35,812	(1,776)	37,588	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D14)	12/20/26	1.000%(Q)	18,000	0.354%	$233,245	$(3,197)	$236,442	MSI
Republic of Panama (D14)	12/20/26	1.000%(Q)	4,000	1.028%	2,738	(710)	3,448	MSI
Republic of Peru (D14)	12/20/26	1.000%(Q)	4,000	0.374%	50,355	(710)	51,065	MSI
Republic of Philippines (D14)	12/20/26	1.000%(Q)	4,000	0.294%	56,249	(710)	56,959	MSI
Republic of South Africa (D14)	12/20/26	1.000%(Q)	22,000	0.886%	71,668	(3,908)	75,576	MSI
Republic of Turkey (D14)	12/20/26	1.000%(Q)	24,000	1.389%	(139,803)	(4,263)	(135,540)	MSI
State of Qatar (D14)	12/20/26	1.000%(Q)	4,000	0.190%	63,916	(710)	64,626	MSI
United Mexican States (D14)	12/20/26	1.000%(Q)	22,000	0.660%	162,027	(3,908)	165,935	MSI
Emirate of Abu Dhabi (D15)	06/20/26	1.000%(Q)	1,500	0.185%	18,341	(233)	18,574	BARC
Federation of Malaysia (D15)	06/20/26	1.000%(Q)	3,000	0.202%	35,957	(465)	36,422	BARC
Federative Republic of Brazil (D15)	06/20/26	1.000%(Q)	9,000	0.724%	44,270	(1,395)	45,665	BARC
Kingdom of Saudi Arabia (D15)	06/20/26	1.000%(Q)	1,500	0.313%	15,734	(233)	15,967	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D15)	06/20/26	1.000%(Q)	9,000	0.285%	$97,778	$(1,395)	$99,173	BARC
Republic of Argentina (D15)	06/20/26	1.000%(Q)	1,500	8.724%	(143,808)	(233)	(143,575)	BARC
Republic of Chile (D15)	06/20/26	1.000%(Q)	1,500	0.241%	17,196	(233)	17,429	BARC
Republic of Colombia (D15)	06/20/26	1.000%(Q)	3,750	0.763%	16,479	(581)	17,060	BARC
Republic of Indonesia (D15)	06/20/26	1.000%(Q)	6,750	0.316%	70,504	(1,047)	71,551	BARC
Republic of Panama (D15)	06/20/26	1.000%(Q)	1,500	0.933%	3,133	(233)	3,366	BARC
Republic of Peru (D15)	06/20/26	1.000%(Q)	1,500	0.347%	15,043	(233)	15,276	BARC
Republic of Philippines (D15)	06/20/26	1.000%(Q)	1,500	0.261%	16,773	(233)	17,006	BARC
Republic of South Africa (D15)	06/20/26	1.000%(Q)	7,500	0.791%	30,053	(1,163)	31,216	BARC
Republic of Turkey (D15)	06/20/26	1.000%(Q)	9,000	1.276%	(22,638)	(1,395)	(21,243)	BARC
State of Qatar (D15)	06/20/26	1.000%(Q)	1,500	0.173%	18,587	(233)	18,820	BARC
United Mexican States (D15)	06/20/26	1.000%(Q)	9,000	0.595%	59,928	(1,395)	61,323	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Emirate of Abu Dhabi (D16)	12/20/26	1.000%(Q)	300	0.196%	$4,758	$(63)	$4,821	BOA
Federation of Malaysia (D16)	12/20/26	1.000%(Q)	600	0.220%	9,249	(127)	9,376	BOA
Federative Republic of Brazil (D16)	12/20/26	1.000%(Q)	1,800	0.803%	8,576	(380)	8,956	BOA
Kingdom of Saudi Arabia (D16)	12/20/26	1.000%(Q)	300	0.337%	3,984	(63)	4,047	BOA
People’s Republic of China (D16)	12/20/26	1.000%(Q)	1,800	0.305%	24,919	(380)	25,299	BOA
Republic of Argentina (D16)	12/20/26	1.000%(Q)	300	8.996%	(39,123)	(63)	(39,060)	BOA
Republic of Chile (D16)	12/20/26	1.000%(Q)	300	0.262%	4,399	(63)	4,462	BOA
Republic of Colombia (D16)	12/20/26	1.000%(Q)	750	0.868%	2,686	(158)	2,844	BOA
Republic of Indonesia (D16)	12/20/26	1.000%(Q)	1,350	0.354%	17,494	(285)	17,779	BOA
Republic of Panama (D16)	12/20/26	1.000%(Q)	300	1.028%	206	(63)	269	BOA
Republic of Peru (D16)	12/20/26	1.000%(Q)	300	0.374%	3,777	(63)	3,840	BOA
Republic of Philippines (D16)	12/20/26	1.000%(Q)	300	0.294%	4,219	(63)	4,282	BOA

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D16)	12/20/26	1.000%(Q)	1,650	0.886%	$5,375	$(349)	$5,724	BOA
Republic of Turkey (D16)	12/20/26	1.000%(Q)	1,800	1.389%	(10,485)	(380)	(10,105)	BOA
State of Qatar (D16)	12/20/26	1.000%(Q)	300	0.190%	4,794	(63)	4,857	BOA
United Mexican States (D16)	12/20/26	1.000%(Q)	1,650	0.660%	12,152	(349)	12,501	BOA
Arab Republic of Egypt (D17)	06/20/28	1.000%(Q)	2,000	4.661%	(211,002)	(2,288)	(208,714)	MSI
Dominican Republic (D17)	06/20/28	1.000%(Q)	2,000	1.283%	(15,261)	(2,288)	(12,973)	MSI
Emirate of Abu Dhabi (D17)	06/20/28	1.000%(Q)	2,000	0.268%	48,889	(2,288)	51,177	MSI
Federation of Malaysia (D17)	06/20/28	1.000%(Q)	3,000	0.341%	66,238	(3,433)	69,671	MSI
Federative Republic of Brazil (D17)	06/20/28	1.000%(Q)	10,000	1.280%	(75,721)	(11,442)	(64,279)	MSI
Kingdom of Bahrain (D17)	06/20/28	1.000%(Q)	2,000	1.355%	(19,729)	(2,288)	(17,441)	MSI
Kingdom of Saudi Arabia (D17)	06/20/28	1.000%(Q)	4,000	0.482%	70,303	(4,577)	74,880	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D17)	06/20/28	1.000%(Q)	10,000	0.428%	$192,845	$(11,442)	$204,287	MSI
Republic of Argentina (D17)	06/20/28	1.000%(Q)	2,000	9.821%	(459,235)	(2,288)	(456,947)	MSI
Republic of Chile (D17)	06/20/28	1.000%(Q)	5,000	0.423%	97,497	(5,721)	103,218	MSI
Republic of Colombia (D17)	06/20/28	1.000%(Q)	7,000	1.436%	(86,895)	(8,009)	(78,886)	MSI
Republic of Indonesia (D17)	06/20/28	1.000%(Q)	9,000	0.567%	133,768	(10,298)	144,066	MSI
Republic of Panama (D17)	06/20/28	1.000%(Q)	2,000	1.514%	(29,561)	(2,288)	(27,273)	MSI
Republic of Peru (D17)	06/20/28	1.000%(Q)	3,000	0.604%	41,148	(3,433)	44,581	MSI
Republic of Philippines (D17)	06/20/28	1.000%(Q)	3,000	0.477%	53,176	(3,433)	56,609	MSI
Republic of South Africa (D17)	06/20/28	1.000%(Q)	10,000	1.399%	(112,671)	(11,442)	(101,229)	MSI
Republic of Turkey (D17)	06/20/28	1.000%(Q)	10,000	1.994%	(294,703)	(11,442)	(283,261)	MSI
State of Qatar (D17)	06/20/28	1.000%(Q)	2,000	0.284%	47,881	(2,288)	50,169	MSI
Sultanate of Oman (D17)	06/20/28	1.000%(Q)	2,000	0.715%	20,380	(2,288)	22,668	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D17)	06/20/28	1.000%(Q)	10,000	0.989%	$15,300	$(11,442)	$26,742	MSI
Arab Republic of Egypt (D18)	06/20/28	1.000%(Q)	2,000	4.661%	(211,002)	(2,288)	(208,714)	BARC
Dominican Republic (D18)	06/20/28	1.000%(Q)	2,000	1.283%	(15,261)	(2,288)	(12,973)	BARC
Emirate of Abu Dhabi (D18)	06/20/28	1.000%(Q)	2,000	0.268%	48,889	(2,288)	51,177	BARC
Federation of Malaysia (D18)	06/20/28	1.000%(Q)	3,000	0.341%	66,238	(3,433)	69,671	BARC
Federative Republic of Brazil (D18)	06/20/28	1.000%(Q)	10,000	1.280%	(75,721)	(11,442)	(64,279)	BARC
Kingdom of Bahrain (D18)	06/20/28	1.000%(Q)	2,000	1.355%	(19,729)	(2,288)	(17,441)	BARC
Kingdom of Saudi Arabia (D18)	06/20/28	1.000%(Q)	4,000	0.482%	70,303	(4,577)	74,880	BARC
People’s Republic of China (D18)	06/20/28	1.000%(Q)	10,000	0.428%	192,845	(11,442)	204,287	BARC
Republic of Argentina (D18)	06/20/28	1.000%(Q)	2,000	9.821%	(459,235)	(2,288)	(456,947)	BARC
Republic of Chile (D18)	06/20/28	1.000%(Q)	5,000	0.423%	97,497	(5,721)	103,218	BARC
Republic of Colombia (D18)	06/20/28	1.000%(Q)	7,000	1.436%	(86,895)	(8,009)	(78,886)	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D18)	06/20/28	1.000%(Q)	9,000	0.567%	$133,768	$(10,298)	$144,066	BARC
Republic of Panama (D18)	06/20/28	1.000%(Q)	2,000	1.514%	(29,561)	(2,288)	(27,273)	BARC
Republic of Peru (D18)	06/20/28	1.000%(Q)	3,000	0.604%	41,148	(3,433)	44,581	BARC
Republic of Philippines (D18)	06/20/28	1.000%(Q)	3,000	0.477%	53,176	(3,433)	56,609	BARC
Republic of South Africa (D18)	06/20/28	1.000%(Q)	10,000	1.399%	(112,671)	(11,442)	(101,229)	BARC
Republic of Turkey (D18)	06/20/28	1.000%(Q)	10,000	1.994%	(294,703)	(11,442)	(283,261)	BARC
State of Qatar (D18)	06/20/28	1.000%(Q)	2,000	0.284%	47,881	(2,288)	50,169	BARC
Sultanate of Oman (D18)	06/20/28	1.000%(Q)	2,000	0.715%	20,380	(2,288)	22,668	BARC
United Mexican States (D18)	06/20/28	1.000%(Q)	10,000	0.989%	15,300	(11,442)	26,742	BARC
Arab Republic of Egypt (D19)	12/20/27	1.000%(Q)	2,000	4.319%	(166,627)	(2,228)	(164,399)	MSI
Emirate of Abu Dhabi (D19)	12/20/27	1.000%(Q)	2,000	0.231%	44,468	(2,228)	46,696	MSI
Federation of Malaysia (D19)	12/20/27	1.000%(Q)	3,000	0.292%	61,585	(3,342)	64,927	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D19)	12/20/27	1.000%(Q)	12,000	1.094%	$(16,017)	$(13,370)	$(2,647)	MSI
Kingdom of Saudi Arabia (D19)	12/20/27	1.000%(Q)	2,000	0.424%	33,804	(2,228)	36,032	MSI
People’s Republic of China (D19)	12/20/27	1.000%(Q)	12,000	0.377%	217,919	(13,370)	231,289	MSI
Republic of Argentina (D19)	12/20/27	1.000%(Q)	2,000	9.635%	(398,736)	(2,228)	(396,508)	MSI
Republic of Chile (D19)	12/20/27	1.000%(Q)	3,000	0.354%	56,534	(3,342)	59,876	MSI
Republic of Colombia (D19)	12/20/27	1.000%(Q)	6,000	1.216%	(27,834)	(6,685)	(21,149)	MSI
Republic of Indonesia (D19)	12/20/27	1.000%(Q)	10,000	0.488%	151,272	(11,142)	162,414	MSI
Republic of Panama (D19)	12/20/27	1.000%(Q)	2,000	1.311%	(14,374)	(2,228)	(12,146)	MSI
Republic of Peru (D19)	12/20/27	1.000%(Q)	3,000	0.517%	43,046	(3,342)	46,388	MSI
Republic of Philippines (D19)	12/20/27	1.000%(Q)	2,000	0.402%	34,980	(2,228)	37,208	MSI
Republic of South Africa (D19)	12/20/27	1.000%(Q)	11,000	1.189%	(43,056)	(12,256)	(30,800)	MSI
Republic of Turkey (D19)	12/20/27	1.000%(Q)	12,000	1.785%	(237,521)	(13,370)	(224,151)	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
State of Qatar (D19)	12/20/27	1.000%(Q)	2,000	0.248%	$43,555	$(2,228)	$45,783	MSI
Sultanate of Oman (D19)	12/20/27	1.000%(Q)	2,000	0.592%	24,627	(2,228)	26,855	MSI
United Mexican States (D19)	12/20/27	1.000%(Q)	12,000	0.868%	57,141	(13,370)	70,511	MSI
Arab Republic of Egypt (D20)	12/20/27	1.000%(Q)	2,000	4.319%	(166,627)	(2,228)	(164,399)	BARC
Emirate of Abu Dhabi (D20)	12/20/27	1.000%(Q)	2,000	0.231%	44,468	(2,228)	46,696	BARC
Federation of Malaysia (D20)	12/20/27	1.000%(Q)	3,000	0.292%	61,585	(3,342)	64,927	BARC
Federative Republic of Brazil (D20)	12/20/27	1.000%(Q)	12,000	1.094%	(16,017)	(13,370)	(2,647)	BARC
Kingdom of Saudi Arabia (D20)	12/20/27	1.000%(Q)	2,000	0.424%	33,804	(2,228)	36,032	BARC
People’s Republic of China (D20)	12/20/27	1.000%(Q)	12,000	0.377%	217,919	(13,370)	231,289	BARC
Republic of Argentina (D20)	12/20/27	1.000%(Q)	2,000	9.635%	(398,736)	(2,228)	(396,508)	BARC
Republic of Chile (D20)	12/20/27	1.000%(Q)	3,000	0.354%	56,534	(3,342)	59,876	BARC
Republic of Colombia (D20)	12/20/27	1.000%(Q)	6,000	1.216%	(27,834)	(6,685)	(21,149)	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D20)	12/20/27	1.000%(Q)	10,000	0.488%	$151,272	$(11,142)	$162,414	BARC
Republic of Panama (D20)	12/20/27	1.000%(Q)	2,000	1.311%	(14,374)	(2,228)	(12,146)	BARC
Republic of Peru (D20)	12/20/27	1.000%(Q)	3,000	0.517%	43,046	(3,342)	46,388	BARC
Republic of Philippines (D20)	12/20/27	1.000%(Q)	2,000	0.402%	34,980	(2,228)	37,208	BARC
Republic of South Africa (D20)	12/20/27	1.000%(Q)	11,000	1.189%	(43,056)	(12,256)	(30,800)	BARC
Republic of Turkey (D20)	12/20/27	1.000%(Q)	12,000	1.785%	(237,521)	(13,370)	(224,151)	BARC
State of Qatar (D20)	12/20/27	1.000%(Q)	2,000	0.248%	43,555	(2,228)	45,783	BARC
Sultanate of Oman (D20)	12/20/27	1.000%(Q)	2,000	0.592%	24,627	(2,228)	26,855	BARC
United Mexican States (D20)	12/20/27	1.000%(Q)	12,000	0.868%	57,141	(13,370)	70,511	BARC
Arab Republic of Egypt (D21)	06/20/28	1.000%(Q)	2,000	4.661%	(211,003)	(2,331)	(208,672)	MSI
Dominican Republic (D21)	06/20/28	1.000%(Q)	2,000	1.283%	(15,261)	(2,331)	(12,930)	MSI
Emirate of Abu Dhabi (D21)	06/20/28	1.000%(Q)	2,000	0.268%	48,889	(2,331)	51,220	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D21)	06/20/28	1.000%(Q)	3,000	0.341%	$66,239	$(3,496)	$69,735	MSI
Federative Republic of Brazil (D21)	06/20/28	1.000%(Q)	10,000	1.280%	(75,721)	(11,653)	(64,068)	MSI
Kingdom of Bahrain (D21)	06/20/28	1.000%(Q)	2,000	1.355%	(19,730)	(2,331)	(17,399)	MSI
Kingdom of Saudi Arabia (D21)	06/20/28	1.000%(Q)	4,000	0.482%	70,303	(4,661)	74,964	MSI
People’s Republic of China (D21)	06/20/28	1.000%(Q)	10,000	0.428%	192,845	(11,653)	204,498	MSI
Republic of Argentina (D21)	06/20/28	1.000%(Q)	2,000	9.821%	(459,236)	(2,331)	(456,905)	MSI
Republic of Chile (D21)	06/20/28	1.000%(Q)	5,000	0.423%	97,496	(5,827)	103,323	MSI
Republic of Colombia (D21)	06/20/28	1.000%(Q)	7,000	1.436%	(86,895)	(8,157)	(78,738)	MSI
Republic of Indonesia (D21)	06/20/28	1.000%(Q)	9,000	0.567%	133,769	(10,488)	144,257	MSI
Republic of Panama (D21)	06/20/28	1.000%(Q)	2,000	1.514%	(29,561)	(2,331)	(27,230)	MSI
Republic of Peru (D21)	06/20/28	1.000%(Q)	3,000	0.604%	41,149	(3,496)	44,645	MSI
Republic of Philippines (D21)	06/20/28	1.000%(Q)	3,000	0.477%	53,177	(3,496)	56,673	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D21)	06/20/28	1.000%(Q)	10,000	1.399%	$(112,671)	$(11,653)	$(101,018)	MSI
Republic of Turkey (D21)	06/20/28	1.000%(Q)	10,000	1.994%	(294,703)	(11,653)	(283,050)	MSI
State of Qatar (D21)	06/20/28	1.000%(Q)	2,000	0.284%	47,880	(2,331)	50,211	MSI
Sultanate of Oman (D21)	06/20/28	1.000%(Q)	2,000	0.715%	20,380	(2,331)	22,711	MSI
United Mexican States (D21)	06/20/28	1.000%(Q)	10,000	0.989%	15,301	(11,653)	26,954	MSI
Arab Republic of Egypt (D22)	06/20/28	1.000%(Q)	2,000	4.661%	(211,002)	(2,415)	(208,587)	MSI
Dominican Republic (D22)	06/20/28	1.000%(Q)	2,000	1.283%	(15,261)	(2,415)	(12,846)	MSI
Emirate of Abu Dhabi (D22)	06/20/28	1.000%(Q)	2,000	0.268%	48,889	(2,415)	51,304	MSI
Federation of Malaysia (D22)	06/20/28	1.000%(Q)	3,000	0.341%	66,239	(3,623)	69,862	MSI
Federative Republic of Brazil (D22)	06/20/28	1.000%(Q)	10,000	1.280%	(75,722)	(12,077)	(63,645)	MSI
Kingdom of Bahrain (D22)	06/20/28	1.000%(Q)	2,000	1.355%	(19,729)	(2,415)	(17,314)	MSI
Kingdom of Saudi Arabia (D22)	06/20/28	1.000%(Q)	4,000	0.482%	70,303	(4,831)	75,134	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D22)	06/20/28	1.000%(Q)	10,000	0.428%	$192,844	$(12,077)	$204,921	MSI
Republic of Argentina (D22)	06/20/28	1.000%(Q)	2,000	9.821%	(459,235)	(2,415)	(456,820)	MSI
Republic of Chile (D22)	06/20/28	1.000%(Q)	5,000	0.423%	97,497	(6,038)	103,535	MSI
Republic of Colombia (D22)	06/20/28	1.000%(Q)	7,000	1.436%	(86,896)	(8,454)	(78,442)	MSI
Republic of Indonesia (D22)	06/20/28	1.000%(Q)	9,000	0.567%	133,769	(10,869)	144,638	MSI
Republic of Panama (D22)	06/20/28	1.000%(Q)	2,000	1.514%	(29,561)	(2,415)	(27,146)	MSI
Republic of Peru (D22)	06/20/28	1.000%(Q)	3,000	0.604%	41,149	(3,623)	44,772	MSI
Republic of Philippines (D22)	06/20/28	1.000%(Q)	3,000	0.477%	53,177	(3,623)	56,800	MSI
Republic of South Africa (D22)	06/20/28	1.000%(Q)	10,000	1.399%	(112,671)	(12,077)	(100,594)	MSI
Republic of Turkey (D22)	06/20/28	1.000%(Q)	10,000	1.994%	(294,703)	(12,077)	(282,626)	MSI
State of Qatar (D22)	06/20/28	1.000%(Q)	2,000	0.284%	47,881	(2,415)	50,296	MSI
Sultanate of Oman (D22)	06/20/28	1.000%(Q)	2,000	0.715%	20,380	(2,415)	22,795	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D22)	06/20/28	1.000%(Q)	10,000	0.989%	$15,300	$(12,077)	$27,377	MSI
Arab Republic of Egypt (D23)	06/20/28	1.000%(Q)	2,000	4.661%	(211,002)	(3,578)	(207,424)	MSI
Dominican Republic (D23)	06/20/28	1.000%(Q)	2,000	1.283%	(15,261)	(3,578)	(11,683)	MSI
Emirate of Abu Dhabi (D23)	06/20/28	1.000%(Q)	2,000	0.268%	48,889	(3,578)	52,467	MSI
Federation of Malaysia (D23)	06/20/28	1.000%(Q)	3,000	0.341%	66,239	(5,367)	71,606	MSI
Federative Republic of Brazil (D23)	06/20/28	1.000%(Q)	10,000	1.280%	(75,721)	(17,891)	(57,830)	MSI
Kingdom of Bahrain (D23)	06/20/28	1.000%(Q)	2,000	1.355%	(19,729)	(3,578)	(16,151)	MSI
Kingdom of Saudi Arabia (D23)	06/20/28	1.000%(Q)	4,000	0.482%	70,302	(7,157)	77,459	MSI
People’s Republic of China (D23)	06/20/28	1.000%(Q)	10,000	0.428%	192,845	(17,891)	210,736	MSI
Republic of Argentina (D23)	06/20/28	1.000%(Q)	2,000	9.821%	(459,235)	(3,578)	(455,657)	MSI
Republic of Chile (D23)	06/20/28	1.000%(Q)	5,000	0.423%	97,496	(8,946)	106,442	MSI
Republic of Colombia (D23)	06/20/28	1.000%(Q)	7,000	1.436%	(86,895)	(12,524)	(74,371)	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D23)	06/20/28	1.000%(Q)	9,000	0.567%	$133,769	$(16,102)	$149,871	MSI
Republic of Panama (D23)	06/20/28	1.000%(Q)	2,000	1.514%	(29,561)	(3,578)	(25,983)	MSI
Republic of Peru (D23)	06/20/28	1.000%(Q)	3,000	0.604%	41,149	(5,367)	46,516	MSI
Republic of Philippines (D23)	06/20/28	1.000%(Q)	3,000	0.477%	53,177	(5,367)	58,544	MSI
Republic of South Africa (D23)	06/20/28	1.000%(Q)	10,000	1.399%	(112,670)	(17,891)	(94,779)	MSI
Republic of Turkey (D23)	06/20/28	1.000%(Q)	10,000	1.994%	(294,702)	(17,891)	(276,811)	MSI
State of Qatar (D23)	06/20/28	1.000%(Q)	2,000	0.284%	47,881	(3,578)	51,459	MSI
Sultanate of Oman (D23)	06/20/28	1.000%(Q)	2,000	0.715%	20,380	(3,578)	23,958	MSI
United Mexican States (D23)	06/20/28	1.000%(Q)	10,000	0.989%	15,301	(17,891)	33,192	MSI
Arab Republic of Egypt (D24)	12/20/27	1.000%(Q)	2,000	4.319%	(166,627)	(647)	(165,980)	MSI
Emirate of Abu Dhabi (D24)	12/20/27	1.000%(Q)	2,000	0.231%	44,467	(647)	45,114	MSI
Federation of Malaysia (D24)	12/20/27	1.000%(Q)	3,000	0.292%	61,584	(971)	62,555	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D24)	12/20/27	1.000%(Q)	12,000	1.094%	$(16,017)	$(3,883)	$(12,134)	MSI
Kingdom of Saudi Arabia (D24)	12/20/27	1.000%(Q)	2,000	0.424%	33,804	(647)	34,451	MSI
People’s Republic of China (D24)	12/20/27	1.000%(Q)	12,000	0.377%	217,919	(3,883)	221,802	MSI
Republic of Argentina (D24)	12/20/27	1.000%(Q)	2,000	9.635%	(398,736)	(647)	(398,089)	MSI
Republic of Chile (D24)	12/20/27	1.000%(Q)	3,000	0.354%	56,533	(971)	57,504	MSI
Republic of Colombia (D24)	12/20/27	1.000%(Q)	6,000	1.216%	(27,834)	(1,941)	(25,893)	MSI
Republic of Indonesia (D24)	12/20/27	1.000%(Q)	10,000	0.488%	151,272	(3,236)	154,508	MSI
Republic of Panama (D24)	12/20/27	1.000%(Q)	2,000	1.311%	(14,375)	(647)	(13,728)	MSI
Republic of Peru (D24)	12/20/27	1.000%(Q)	3,000	0.517%	43,045	(971)	44,016	MSI
Republic of Philippines (D24)	12/20/27	1.000%(Q)	2,000	0.402%	34,980	(647)	35,627	MSI
Republic of South Africa (D24)	12/20/27	1.000%(Q)	11,000	1.189%	(43,056)	(3,559)	(39,497)	MSI
Republic of Turkey (D24)	12/20/27	1.000%(Q)	12,000	1.785%	(237,521)	(3,883)	(233,638)	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
State of Qatar (D24)	12/20/27	1.000%(Q)	2,000	0.248%	$43,555	$(647)	$44,202	MSI
Sultanate of Oman (D24)	12/20/27	1.000%(Q)	2,000	0.592%	24,627	(647)	25,274	MSI
United Mexican States (D24)	12/20/27	1.000%(Q)	12,000	0.868%	57,141	(3,883)	61,024	MSI
Arab Republic of Egypt (D25)	12/20/27	1.000%(Q)	2,000	4.319%	(166,627)	(688)	(165,939)	MSI
Emirate of Abu Dhabi (D25)	12/20/27	1.000%(Q)	2,000	0.231%	44,467	(688)	45,155	MSI
Federation of Malaysia (D25)	12/20/27	1.000%(Q)	3,000	0.292%	61,584	(1,032)	62,616	MSI
Federative Republic of Brazil (D25)	12/20/27	1.000%(Q)	12,000	1.094%	(16,016)	(4,128)	(11,888)	MSI
Kingdom of Saudi Arabia (D25)	12/20/27	1.000%(Q)	2,000	0.424%	33,804	(688)	34,492	MSI
People’s Republic of China (D25)	12/20/27	1.000%(Q)	12,000	0.377%	217,919	(4,128)	222,047	MSI
Republic of Argentina (D25)	12/20/27	1.000%(Q)	2,000	9.635%	(398,736)	(688)	(398,048)	MSI
Republic of Chile (D25)	12/20/27	1.000%(Q)	3,000	0.354%	56,533	(1,032)	57,565	MSI
Republic of Colombia (D25)	12/20/27	1.000%(Q)	6,000	1.216%	(27,834)	(2,064)	(25,770)	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D25)	12/20/27	1.000%(Q)	10,000	0.488%	$151,272	$(3,440)	$154,712	MSI
Republic of Panama (D25)	12/20/27	1.000%(Q)	2,000	1.311%	(14,375)	(688)	(13,687)	MSI
Republic of Peru (D25)	12/20/27	1.000%(Q)	3,000	0.517%	43,045	(1,032)	44,077	MSI
Republic of Philippines (D25)	12/20/27	1.000%(Q)	2,000	0.402%	34,980	(688)	35,668	MSI
Republic of South Africa (D25)	12/20/27	1.000%(Q)	11,000	1.189%	(43,056)	(3,784)	(39,272)	MSI
Republic of Turkey (D25)	12/20/27	1.000%(Q)	12,000	1.785%	(237,521)	(4,128)	(233,393)	MSI
State of Qatar (D25)	12/20/27	1.000%(Q)	2,000	0.248%	43,555	(688)	44,243	MSI
Sultanate of Oman (D25)	12/20/27	1.000%(Q)	2,000	0.592%	24,627	(688)	25,315	MSI
United Mexican States (D25)	12/20/27	1.000%(Q)	12,000	0.868%	57,142	(4,128)	61,270	MSI
Arab Republic of Egypt (D26)	06/20/28	1.000%(Q)	900	4.661%	(94,951)	(399)	(94,552)	BARC
Dominican Republic (D26)	06/20/28	1.000%(Q)	900	1.283%	(6,867)	(399)	(6,468)	BARC
Emirate of Abu Dhabi (D26)	06/20/28	1.000%(Q)	900	0.268%	22,000	(399)	22,399	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D26)	06/20/28	1.000%(Q)	1,350	0.341%	$29,808	$(599)	$30,407	BARC
Federative Republic of Brazil (D26)	06/20/28	1.000%(Q)	4,500	1.280%	(34,074)	(1,997)	(32,077)	BARC
Kingdom of Bahrain (D26)	06/20/28	1.000%(Q)	900	1.355%	(8,878)	(399)	(8,479)	BARC
Kingdom of Saudi Arabia (D26)	06/20/28	1.000%(Q)	1,800	0.482%	31,636	(799)	32,435	BARC
People’s Republic of China (D26)	06/20/28	1.000%(Q)	4,500	0.428%	86,780	(1,997)	88,777	BARC
Republic of Argentina (D26)	06/20/28	1.000%(Q)	900	9.821%	(206,656)	(399)	(206,257)	BARC
Republic of Chile (D26)	06/20/28	1.000%(Q)	2,250	0.423%	43,873	(999)	44,872	BARC
Republic of Colombia (D26)	06/20/28	1.000%(Q)	3,150	1.436%	(39,103)	(1,398)	(37,705)	BARC
Republic of Indonesia (D26)	06/20/28	1.000%(Q)	4,050	0.567%	60,196	(1,798)	61,994	BARC
Republic of Panama (D26)	06/20/28	1.000%(Q)	900	1.514%	(13,302)	(399)	(12,903)	BARC
Republic of Peru (D26)	06/20/28	1.000%(Q)	1,350	0.604%	18,517	(599)	19,116	BARC
Republic of Philippines (D26)	06/20/28	1.000%(Q)	1,350	0.477%	23,930	(599)	24,529	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D26)	06/20/28	1.000%(Q)	4,500	1.399%	$(50,701)	$(1,997)	$(48,704)	BARC
Republic of Turkey (D26)	06/20/28	1.000%(Q)	4,500	1.994%	(132,616)	(1,997)	(130,619)	BARC
State of Qatar (D26)	06/20/28	1.000%(Q)	900	0.284%	21,547	(399)	21,946	BARC
Sultanate of Oman (D26)	06/20/28	1.000%(Q)	900	0.715%	9,171	(399)	9,570	BARC
United Mexican States (D26)	06/20/28	1.000%(Q)	4,500	0.989%	6,886	(1,997)	8,883	BARC
Arab Republic of Egypt (D27)	06/20/27	1.000%(Q)	1,000	4.184%	(67,426)	(1,195)	(66,231)	BOA
Emirate of Abu Dhabi (D27)	06/20/27	1.000%(Q)	1,000	0.217%	19,072	(1,195)	20,267	BOA
Federation of Malaysia (D27)	06/20/27	1.000%(Q)	1,500	0.263%	26,992	(1,793)	28,785	BOA
Federative Republic of Brazil (D27)	06/20/27	1.000%(Q)	6,000	0.979%	10,053	(7,171)	17,224	BOA
Kingdom of Saudi Arabia (D27)	06/20/27	1.000%(Q)	1,000	0.390%	15,107	(1,195)	16,302	BOA
People’s Republic of China (D27)	06/20/27	1.000%(Q)	6,000	0.349%	96,132	(7,171)	103,303	BOA

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Argentina (D27)	06/20/27	1.000%(Q)	1,000	9.383%	$(166,433)	$(1,195)	$(165,238)	BOA
Republic of Chile (D27)	06/20/27	1.000%(Q)	1,500	0.317%	25,158	(1,793)	26,951	BOA
Republic of Colombia (D27)	06/20/27	1.000%(Q)	3,000	1.079%	(1,756)	(3,586)	1,830	BOA
Republic of Indonesia (D27)	06/20/27	1.000%(Q)	4,500	0.435%	63,242	(5,378)	68,620	BOA
Republic of Panama (D27)	06/20/27	1.000%(Q)	1,000	1.199%	(3,305)	(1,195)	(2,110)	BOA
Republic of Peru (D27)	06/20/27	1.000%(Q)	1,500	0.461%	20,215	(1,793)	22,008	BOA
Republic of Philippines (D27)	06/20/27	1.000%(Q)	1,000	0.359%	15,793	(1,195)	16,988	BOA
Republic of South Africa (D27)	06/20/27	1.000%(Q)	6,000	1.069%	(2,255)	(7,171)	4,916	BOA
Republic of Turkey (D27)	06/20/27	1.000%(Q)	6,000	1.629%	(77,519)	(7,171)	(70,348)	BOA
State of Qatar (D27)	06/20/27	1.000%(Q)	1,000	0.225%	18,902	(1,195)	20,097	BOA
United Mexican States (D27)	06/20/27	1.000%(Q)	6,000	0.786%	36,290	(7,171)	43,461	BOA
Arab Republic of Egypt (D28)	12/20/28	1.000%(Q)	2,000	4.911%	(252,480)	(2,674)	(249,806)	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Dominican Republic (D28)	12/20/28	1.000%(Q)	2,000	1.407%	$(26,333)	$(2,674)	$(23,659)	MSI
Emirate of Abu Dhabi (D28)	12/20/28	1.000%(Q)	2,000	0.296%	53,209	(2,674)	55,883	MSI
Federal Republic of Nigeria (D28)	12/20/28	1.000%(Q)	2,000	4.876%	(252,195)	(2,674)	(249,521)	MSI
Federation of Malaysia (D28)	12/20/28	1.000%(Q)	3,000	0.377%	70,776	(4,012)	74,788	MSI
Federative Republic of Brazil (D28)	12/20/28	1.000%(Q)	9,000	1.418%	(122,258)	(12,035)	(110,223)	MSI
Kingdom of Bahrain (D28)	12/20/28	1.000%(Q)	2,000	1.468%	(30,576)	(2,674)	(27,902)	MSI
Kingdom of Morocco (D28)	12/20/28	1.000%(Q)	2,000	0.779%	18,243	(2,674)	20,917	MSI
Kingdom of Saudi Arabia (D28)	12/20/28	1.000%(Q)	4,000	0.526%	72,930	(5,349)	78,279	MSI
People’s Republic of China (D28)	12/20/28	1.000%(Q)	9,000	0.465%	183,418	(12,035)	195,453	MSI
Republic of Argentina (D28)	12/20/28	1.000%(Q)	2,000	9.958%	(514,180)	(2,674)	(511,506)	MSI
Republic of Chile (D28)	12/20/28	1.000%(Q)	7,000	0.473%	140,963	(9,360)	150,323	MSI
Republic of Colombia (D28)	12/20/28	1.000%(Q)	6,000	1.598%	(119,331)	(8,023)	(111,308)	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D28)	12/20/28	1.000%(Q)	9,000	0.625%	$131,461	$(12,035)	$143,496	MSI
Republic of Panama (D28)	12/20/28	1.000%(Q)	2,000	1.662%	(44,165)	(2,674)	(41,491)	MSI
Republic of Peru (D28)	12/20/28	1.000%(Q)	3,000	0.668%	39,304	(4,012)	43,316	MSI
Republic of Philippines (D28)	12/20/28	1.000%(Q)	3,000	0.532%	53,864	(4,012)	57,876	MSI
Republic of South Africa (D28)	12/20/28	1.000%(Q)	9,000	1.554%	(165,073)	(12,035)	(153,038)	MSI
Republic of Turkey (D28)	12/20/28	1.000%(Q)	9,000	2.148%	(348,708)	(12,035)	(336,673)	MSI
State of Qatar (D28)	12/20/28	1.000%(Q)	2,000	0.311%	52,106	(2,674)	54,780	MSI
Sultanate of Oman (D28)	12/20/28	1.000%(Q)	2,000	0.806%	16,260	(2,674)	18,934	MSI
United Mexican States (D28)	12/20/28	1.000%(Q)	9,000	1.079%	(14,401)	(12,035)	(2,366)	MSI
Arab Republic of Egypt (D29)	12/20/28	1.000%(Q)	2,000	4.911%	(252,480)	(921)	(251,559)	MSI
Dominican Republic (D29)	12/20/28	1.000%(Q)	2,000	1.407%	(26,333)	(921)	(25,412)	MSI
Emirate of Abu Dhabi (D29)	12/20/28	1.000%(Q)	2,000	0.296%	53,208	(921)	54,129	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federal Republic of Nigeria (D29)	12/20/28	1.000%(Q)	2,000	4.876%	$(252,195)	$(921)	$(251,274)	MSI
Federation of Malaysia (D29)	12/20/28	1.000%(Q)	3,000	0.377%	70,776	(1,382)	72,158	MSI
Federative Republic of Brazil (D29)	12/20/28	1.000%(Q)	9,000	1.418%	(122,258)	(4,145)	(118,113)	MSI
Kingdom of Bahrain (D29)	12/20/28	1.000%(Q)	2,000	1.468%	(30,576)	(921)	(29,655)	MSI
Kingdom of Morocco (D29)	12/20/28	1.000%(Q)	2,000	0.779%	18,242	(921)	19,163	MSI
Kingdom of Saudi Arabia (D29)	12/20/28	1.000%(Q)	4,000	0.526%	72,930	(1,842)	74,772	MSI
People’s Republic of China (D29)	12/20/28	1.000%(Q)	9,000	0.465%	183,418	(4,145)	187,563	MSI
Republic of Argentina (D29)	12/20/28	1.000%(Q)	2,000	9.958%	(514,180)	(921)	(513,259)	MSI
Republic of Chile (D29)	12/20/28	1.000%(Q)	7,000	0.473%	140,963	(3,224)	144,187	MSI
Republic of Colombia (D29)	12/20/28	1.000%(Q)	6,000	1.598%	(119,331)	(2,763)	(116,568)	MSI
Republic of Indonesia (D29)	12/20/28	1.000%(Q)	9,000	0.625%	131,461	(4,145)	135,606	MSI
Republic of Panama (D29)	12/20/28	1.000%(Q)	2,000	1.662%	(44,166)	(921)	(43,245)	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Peru (D29)	12/20/28	1.000%(Q)	3,000	0.668%	$39,304	$(1,382)	$40,686	MSI
Republic of Philippines (D29)	12/20/28	1.000%(Q)	3,000	0.532%	53,864	(1,382)	55,246	MSI
Republic of South Africa (D29)	12/20/28	1.000%(Q)	9,000	1.554%	(165,073)	(4,145)	(160,928)	MSI
Republic of Turkey (D29)	12/20/28	1.000%(Q)	9,000	2.148%	(348,708)	(4,145)	(344,563)	MSI
State of Qatar (D29)	12/20/28	1.000%(Q)	2,000	0.311%	52,106	(921)	53,027	MSI
Sultanate of Oman (D29)	12/20/28	1.000%(Q)	2,000	0.806%	16,260	(921)	17,181	MSI
United Mexican States (D29)	12/20/28	1.000%(Q)	9,000	1.079%	(14,401)	(4,145)	(10,256)	MSI
Arab Republic of Egypt (D30)	12/20/28	1.000%(Q)	2,000	4.911%	(252,480)	(1,019)	(251,461)	MSI
Dominican Republic (D30)	12/20/28	1.000%(Q)	2,000	1.407%	(26,333)	(1,019)	(25,314)	MSI
Emirate of Abu Dhabi (D30)	12/20/28	1.000%(Q)	2,000	0.296%	53,209	(1,019)	54,228	MSI
Federal Republic of Nigeria (D30)	12/20/28	1.000%(Q)	2,000	4.876%	(252,195)	(1,019)	(251,176)	MSI
Federation of Malaysia (D30)	12/20/28	1.000%(Q)	3,000	0.377%	70,776	(1,529)	72,305	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D30)	12/20/28	1.000%(Q)	9,000	1.418%	$(122,258)	$(4,587)	$(117,671)	MSI
Kingdom of Bahrain (D30)	12/20/28	1.000%(Q)	2,000	1.468%	(30,576)	(1,019)	(29,557)	MSI
Kingdom of Morocco (D30)	12/20/28	1.000%(Q)	2,000	0.779%	18,243	(1,019)	19,262	MSI
Kingdom of Saudi Arabia (D30)	12/20/28	1.000%(Q)	4,000	0.526%	72,930	(2,039)	74,969	MSI
People’s Republic of China (D30)	12/20/28	1.000%(Q)	9,000	0.465%	183,418	(4,587)	188,005	MSI
Republic of Argentina (D30)	12/20/28	1.000%(Q)	2,000	9.958%	(514,180)	(1,019)	(513,161)	MSI
Republic of Chile (D30)	12/20/28	1.000%(Q)	7,000	0.473%	140,962	(3,568)	144,530	MSI
Republic of Colombia (D30)	12/20/28	1.000%(Q)	6,000	1.598%	(119,331)	(3,058)	(116,273)	MSI
Republic of Indonesia (D30)	12/20/28	1.000%(Q)	9,000	0.625%	131,461	(4,587)	136,048	MSI
Republic of Panama (D30)	12/20/28	1.000%(Q)	2,000	1.662%	(44,166)	(1,019)	(43,147)	MSI
Republic of Peru (D30)	12/20/28	1.000%(Q)	3,000	0.668%	39,304	(1,529)	40,833	MSI
Republic of Philippines (D30)	12/20/28	1.000%(Q)	3,000	0.532%	53,864	(1,529)	55,393	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D30)	12/20/28	1.000%(Q)	9,000	1.554%	$(165,073)	$(4,587)	$(160,486)	MSI
Republic of Turkey (D30)	12/20/28	1.000%(Q)	9,000	2.148%	(348,708)	(4,587)	(344,121)	MSI
State of Qatar (D30)	12/20/28	1.000%(Q)	2,000	0.311%	52,106	(1,019)	53,125	MSI
Sultanate of Oman (D30)	12/20/28	1.000%(Q)	2,000	0.806%	16,260	(1,019)	17,279	MSI
United Mexican States (D30)	12/20/28	1.000%(Q)	9,000	1.079%	(14,401)	(4,587)	(9,814)	MSI
Arab Republic of Egypt (D31)	12/20/28	1.000%(Q)	2,000	4.911%	(252,480)	(1,118)	(251,362)	MSI
Dominican Republic (D31)	12/20/28	1.000%(Q)	2,000	1.407%	(26,334)	(1,118)	(25,216)	MSI
Emirate of Abu Dhabi (D31)	12/20/28	1.000%(Q)	2,000	0.296%	53,208	(1,118)	54,326	MSI
Federal Republic of Nigeria (D31)	12/20/28	1.000%(Q)	2,000	4.876%	(252,196)	(1,118)	(251,078)	MSI
Federation of Malaysia (D31)	12/20/28	1.000%(Q)	3,000	0.377%	70,776	(1,677)	72,453	MSI
Federative Republic of Brazil (D31)	12/20/28	1.000%(Q)	9,000	1.418%	(122,258)	(5,030)	(117,228)	MSI
Kingdom of Bahrain (D31)	12/20/28	1.000%(Q)	2,000	1.468%	(30,576)	(1,118)	(29,458)	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Kingdom of Morocco (D31)	12/20/28	1.000%(Q)	2,000	0.779%	$18,242	$(1,118)	$19,360	MSI
Kingdom of Saudi Arabia (D31)	12/20/28	1.000%(Q)	4,000	0.526%	72,930	(2,236)	75,166	MSI
People’s Republic of China (D31)	12/20/28	1.000%(Q)	9,000	0.465%	183,418	(5,030)	188,448	MSI
Republic of Argentina (D31)	12/20/28	1.000%(Q)	2,000	9.958%	(514,180)	(1,118)	(513,062)	MSI
Republic of Chile (D31)	12/20/28	1.000%(Q)	7,000	0.473%	140,963	(3,912)	144,875	MSI
Republic of Colombia (D31)	12/20/28	1.000%(Q)	6,000	1.598%	(119,331)	(3,353)	(115,978)	MSI
Republic of Indonesia (D31)	12/20/28	1.000%(Q)	9,000	0.625%	131,461	(5,030)	136,491	MSI
Republic of Panama (D31)	12/20/28	1.000%(Q)	2,000	1.662%	(44,166)	(1,118)	(43,048)	MSI
Republic of Peru (D31)	12/20/28	1.000%(Q)	3,000	0.668%	39,304	(1,677)	40,981	MSI
Republic of Philippines (D31)	12/20/28	1.000%(Q)	3,000	0.532%	53,864	(1,677)	55,541	MSI
Republic of South Africa (D31)	12/20/28	1.000%(Q)	9,000	1.554%	(165,073)	(5,030)	(160,043)	MSI
Republic of Turkey (D31)	12/20/28	1.000%(Q)	9,000	2.148%	(348,708)	(5,030)	(343,678)	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
State of Qatar (D31)	12/20/28	1.000%(Q)	2,000	0.311%	$52,106	$(1,118)	$53,224	MSI
Sultanate of Oman (D31)	12/20/28	1.000%(Q)	2,000	0.806%	16,259	(1,118)	17,377	MSI
United Mexican States (D31)	12/20/28	1.000%(Q)	9,000	1.079%	(14,401)	(5,030)	(9,371)	MSI
Arab Republic of Egypt (D32)	12/20/28	1.000%(Q)	2,000	4.911%	(252,480)	(3,036)	(249,444)	MSI
Dominican Republic (D32)	12/20/28	1.000%(Q)	2,000	1.407%	(26,334)	(3,036)	(23,298)	MSI
Emirate of Abu Dhabi (D32)	12/20/28	1.000%(Q)	2,000	0.296%	53,208	(3,036)	56,244	MSI
Federal Republic of Nigeria (D32)	12/20/28	1.000%(Q)	2,000	4.876%	(252,196)	(3,036)	(249,160)	MSI
Federation of Malaysia (D32)	12/20/28	1.000%(Q)	3,000	0.377%	70,777	(4,553)	75,330	MSI
Federative Republic of Brazil (D32)	12/20/28	1.000%(Q)	9,000	1.418%	(122,258)	(13,660)	(108,598)	MSI
Kingdom of Bahrain (D32)	12/20/28	1.000%(Q)	2,000	1.468%	(30,576)	(3,036)	(27,540)	MSI
Kingdom of Morocco (D32)	12/20/28	1.000%(Q)	2,000	0.779%	18,242	(3,036)	21,278	MSI
Kingdom of Saudi Arabia (D32)	12/20/28	1.000%(Q)	4,000	0.526%	72,931	(6,071)	79,002	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D32)	12/20/28	1.000%(Q)	9,000	0.465%	$183,419	$(13,660)	$197,079	MSI
Republic of Argentina (D32)	12/20/28	1.000%(Q)	2,000	9.958%	(514,180)	(3,036)	(511,144)	MSI
Republic of Chile (D32)	12/20/28	1.000%(Q)	7,000	0.473%	140,963	(10,625)	151,588	MSI
Republic of Colombia (D32)	12/20/28	1.000%(Q)	6,000	1.598%	(119,331)	(9,107)	(110,224)	MSI
Republic of Indonesia (D32)	12/20/28	1.000%(Q)	9,000	0.625%	131,462	(13,660)	145,122	MSI
Republic of Panama (D32)	12/20/28	1.000%(Q)	2,000	1.662%	(44,166)	(3,036)	(41,130)	MSI
Republic of Peru (D32)	12/20/28	1.000%(Q)	3,000	0.668%	39,305	(4,553)	43,858	MSI
Republic of Philippines (D32)	12/20/28	1.000%(Q)	3,000	0.532%	53,865	(4,553)	58,418	MSI
Republic of South Africa (D32)	12/20/28	1.000%(Q)	9,000	1.554%	(165,073)	(13,660)	(151,413)	MSI
Republic of Turkey (D32)	12/20/28	1.000%(Q)	9,000	2.148%	(348,707)	(13,660)	(335,047)	MSI
State of Qatar (D32)	12/20/28	1.000%(Q)	2,000	0.311%	52,106	(3,036)	55,142	MSI
Sultanate of Oman (D32)	12/20/28	1.000%(Q)	2,000	0.806%	16,259	(3,036)	19,295	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D32)	12/20/28	1.000%(Q)	9,000	1.079%	$(14,400)	$(13,660)	$(740)	MSI
Arab Republic of Egypt (D33)	12/20/28	1.000%(Q)	2,000	4.911%	(252,480)	(3,139)	(249,341)	MSI
Dominican Republic (D33)	12/20/28	1.000%(Q)	2,000	1.407%	(26,333)	(3,139)	(23,194)	MSI
Emirate of Abu Dhabi (D33)	12/20/28	1.000%(Q)	2,000	0.296%	53,208	(3,139)	56,347	MSI
Federal Republic of Nigeria (D33)	12/20/28	1.000%(Q)	2,000	4.876%	(252,195)	(3,139)	(249,056)	MSI
Federation of Malaysia (D33)	12/20/28	1.000%(Q)	3,000	0.377%	70,776	(4,709)	75,485	MSI
Federative Republic of Brazil (D33)	12/20/28	1.000%(Q)	9,000	1.418%	(122,258)	(14,126)	(108,132)	MSI
Kingdom of Bahrain (D33)	12/20/28	1.000%(Q)	2,000	1.468%	(30,576)	(3,139)	(27,437)	MSI
Kingdom of Morocco (D33)	12/20/28	1.000%(Q)	2,000	0.779%	18,242	(3,139)	21,381	MSI
Kingdom of Saudi Arabia (D33)	12/20/28	1.000%(Q)	4,000	0.526%	72,931	(6,278)	79,209	MSI
People’s Republic of China (D33)	12/20/28	1.000%(Q)	9,000	0.465%	183,419	(14,126)	197,545	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Argentina (D33)	12/20/28	1.000%(Q)	2,000	9.958%	$(514,180)	$(3,139)	$(511,041)	MSI
Republic of Chile (D33)	12/20/28	1.000%(Q)	7,000	0.473%	140,963	(10,987)	151,950	MSI
Republic of Colombia (D33)	12/20/28	1.000%(Q)	6,000	1.598%	(119,331)	(9,417)	(109,914)	MSI
Republic of Indonesia (D33)	12/20/28	1.000%(Q)	9,000	0.625%	131,461	(14,126)	145,587	MSI
Republic of Panama (D33)	12/20/28	1.000%(Q)	2,000	1.662%	(44,166)	(3,139)	(41,027)	MSI
Republic of Peru (D33)	12/20/28	1.000%(Q)	3,000	0.668%	39,304	(4,709)	44,013	MSI
Republic of Philippines (D33)	12/20/28	1.000%(Q)	3,000	0.532%	53,864	(4,709)	58,573	MSI
Republic of South Africa (D33)	12/20/28	1.000%(Q)	9,000	1.554%	(165,073)	(14,126)	(150,947)	MSI
Republic of Turkey (D33)	12/20/28	1.000%(Q)	9,000	2.148%	(348,707)	(14,126)	(334,581)	MSI
State of Qatar (D33)	12/20/28	1.000%(Q)	2,000	0.311%	52,106	(3,139)	55,245	MSI
Sultanate of Oman (D33)	12/20/28	1.000%(Q)	2,000	0.806%	16,260	(3,139)	19,399	MSI
United Mexican States (D33)	12/20/28	1.000%(Q)	9,000	1.079%	(14,401)	(14,126)	(275)	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Arab Republic of Egypt (D34)	12/20/28	1.000%(Q)	2,000	4.911%	$(252,480)	$(3,451)	$(249,029)	CITI
Dominican Republic (D34)	12/20/28	1.000%(Q)	2,000	1.407%	(26,333)	(3,451)	(22,882)	CITI
Emirate of Abu Dhabi (D34)	12/20/28	1.000%(Q)	2,000	0.296%	53,208	(3,451)	56,659	CITI
Federal Republic of Nigeria (D34)	12/20/28	1.000%(Q)	2,000	4.876%	(252,195)	(3,451)	(248,744)	CITI
Federation of Malaysia (D34)	12/20/28	1.000%(Q)	3,000	0.377%	70,776	(5,177)	75,953	CITI
Federative Republic of Brazil (D34)	12/20/28	1.000%(Q)	9,000	1.418%	(122,258)	(15,530)	(106,728)	CITI
Kingdom of Bahrain (D34)	12/20/28	1.000%(Q)	2,000	1.468%	(30,576)	(3,451)	(27,125)	CITI
Kingdom of Morocco (D34)	12/20/28	1.000%(Q)	2,000	0.779%	18,242	(3,451)	21,693	CITI
Kingdom of Saudi Arabia (D34)	12/20/28	1.000%(Q)	4,000	0.526%	72,931	(6,902)	79,833	CITI
People’s Republic of China (D34)	12/20/28	1.000%(Q)	9,000	0.465%	183,419	(15,530)	198,949	CITI
Republic of Argentina (D34)	12/20/28	1.000%(Q)	2,000	9.958%	(514,180)	(3,451)	(510,729)	CITI
Republic of Chile (D34)	12/20/28	1.000%(Q)	7,000	0.473%	140,963	(12,079)	153,042	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D34)	12/20/28	1.000%(Q)	6,000	1.598%	$(119,332)	$(10,354)	$(108,978)	CITI
Republic of Indonesia (D34)	12/20/28	1.000%(Q)	9,000	0.625%	131,462	(15,530)	146,992	CITI
Republic of Panama (D34)	12/20/28	1.000%(Q)	2,000	1.662%	(44,166)	(3,451)	(40,715)	CITI
Republic of Peru (D34)	12/20/28	1.000%(Q)	3,000	0.668%	39,304	(5,177)	44,481	CITI
Republic of Philippines (D34)	12/20/28	1.000%(Q)	3,000	0.532%	53,864	(5,177)	59,041	CITI
Republic of South Africa (D34)	12/20/28	1.000%(Q)	9,000	1.554%	(165,073)	(15,530)	(149,543)	CITI
Republic of Turkey (D34)	12/20/28	1.000%(Q)	9,000	2.148%	(348,707)	(15,530)	(333,177)	CITI
State of Qatar (D34)	12/20/28	1.000%(Q)	2,000	0.311%	52,106	(3,451)	55,557	CITI
Sultanate of Oman (D34)	12/20/28	1.000%(Q)	2,000	0.806%	16,260	(3,451)	19,711	CITI
United Mexican States (D34)	12/20/28	1.000%(Q)	9,000	1.079%	(14,400)	(15,530)	1,130	CITI
Air France-KLM (D39)	12/20/25	0.500%(Q)	13,187	0.536%	3,759	(747)	4,506	CITI
Altice Finco SA (D39)	12/20/25	0.500%(Q)	13,187	25.404%	(2,469,049)	(747)	(2,468,302)	CITI
Altice France SA (D39)	12/20/25	0.500%(Q)	13,187	23.245%	(2,143,873)	(747)	(2,143,126)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Anglo American PLC (D39)	12/20/25	0.500%(Q)	13,187	0.168%	$46,174	$(747)	$46,921	CITI
ArcelorMittal SA (D39)	12/20/25	0.500%(Q)	13,187	0.264%	35,041	(747)	35,788	CITI
Ardagh Packaging Finance PLC (D39)	12/20/25	0.500%(Q)	13,187	90.907%	(6,136,853)	(747)	(6,136,106)	CITI
AT&T, Inc. (D39)	12/20/25	0.500%(Q)	13,187	0.314%	29,310	(747)	30,057	CITI
Avient Corp. (D39)	12/20/25	0.500%(Q)	13,187	0.283%	32,936	(747)	33,683	CITI
Avis Budget Group, Inc. (D39)	12/20/25	0.500%(Q)	13,187	1.161%	(67,930)	(747)	(67,183)	CITI
Ball Corp. (D39)	12/20/25	0.500%(Q)	13,187	0.253%	36,357	(747)	37,104	CITI
Bank of America Corp. (D39)	12/20/25	0.500%(Q)	13,187	0.283%	32,830	(747)	33,577	CITI
Barclays Bank PLC (D39)	12/20/25	0.500%(Q)	13,187	0.314%	29,318	(747)	30,065	CITI
Beazer Homes USA, Inc. (D39)	12/20/25	0.500%(Q)	13,187	0.447%	14,022	(747)	14,769	CITI
BNP Paribas SA (D39)	12/20/25	0.500%(Q)	13,187	0.295%	31,524	(747)	32,271	CITI
British American Tobacco PLC (D39)	12/20/25	0.500%(Q)	13,187	0.121%	51,634	(747)	52,381	CITI
CCO Holdings LLC (D39)	12/20/25	0.500%(Q)	13,187	0.479%	10,255	(747)	11,002	CITI
Ceconomy AG (D39)	12/20/25	0.500%(Q)	13,187	0.943%	(42,921)	(747)	(42,174)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Cellnex Telecom SA (D39)	12/20/25	0.500%(Q)	13,187	0.157%	$47,452	$(747)	$48,199	CITI
Clariant AG (D39)	12/20/25	0.500%(Q)	13,187	0.230%	39,033	(747)	39,780	CITI
Commerzbank AG (D39)^	12/20/25	0.500%(Q)	13,187	*	32,664	(747)	33,411	CITI
Constellium SE (D39)	12/20/25	0.500%(Q)	13,187	1.378%	(92,526)	(747)	(91,779)	CITI
Continental AG (D39)	12/20/25	0.500%(Q)	13,187	0.183%	44,476	(747)	45,223	CITI
DaVita, Inc. (D39)	12/20/25	0.500%(Q)	13,187	0.291%	31,967	(747)	32,714	CITI
Dell, Inc. (D39)	12/20/25	0.500%(Q)	13,187	0.122%	51,500	(747)	52,247	CITI
Deutsche Lufthansa AG (D39)	12/20/25	0.500%(Q)	13,187	0.321%	28,510	(747)	29,257	CITI
Devon Energy Corp. (D39)	12/20/25	0.500%(Q)	13,187	0.241%	37,770	(747)	38,517	CITI
eG Global Finance PLC (D39)	12/20/25	0.500%(Q)	13,187	0.641%	(8,371)	(747)	(7,624)	CITI
Elis SA (D39)	12/20/25	0.500%(Q)	13,187	0.175%	45,393	(747)	46,140	CITI
Elo SA (D39)	12/20/25	0.500%(Q)	13,187	2.104%	(174,790)	(747)	(174,043)	CITI
Expedia Group, Inc. (D39)	12/20/25	0.500%(Q)	13,187	0.103%	53,630	(747)	54,377	CITI
Ford Motor Co. (D39)	12/20/25	0.500%(Q)	13,187	0.352%	24,937	(747)	25,684	CITI
Ford Motor Co. (D39)	12/20/25	0.500%(Q)	13,187	0.327%	27,817	(747)	28,564	CITI
Forvia SE (D39)	12/20/25	0.500%(Q)	13,187	1.034%	(53,391)	(747)	(52,644)	CITI
General Electric Co. (D39)	12/20/25	0.500%(Q)	13,187	0.072%	57,272	(747)	58,019	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
General Motors Co. (D39)	12/20/25	0.500%(Q)	13,187	0.210%	$41,252	$(747)	$41,999	CITI
Genworth Holdings, Inc. (D39)	12/20/25	0.500%(Q)	13,187	0.291%	31,977	(747)	32,724	CITI
Glencore International AG (D39)	12/20/25	0.500%(Q)	13,187	0.239%	37,997	(747)	38,744	CITI
Goldman Sachs Group, Inc. (The) (D39)	12/20/25	0.500%(Q)	13,187	0.274%	33,886	(747)	34,633	CITI
Goodyear Tire & Rubber Co. (The) (D39)	12/20/25	0.500%(Q)	13,187	0.528%	4,645	(747)	5,392	CITI
Grifols SA (D39)	12/20/25	0.500%(Q)	13,187	2.022%	(165,516)	(747)	(164,769)	CITI
HCA, Inc. (D39)	12/20/25	0.500%(Q)	13,187	0.164%	46,644	(747)	47,391	CITI
HeidelbergCement AG (D39)	12/20/25	0.500%(Q)	13,187	0.182%	44,513	(747)	45,260	CITI
HP, Inc. (D39)	12/20/25	0.500%(Q)	13,187	0.142%	49,178	(747)	49,925	CITI
Iceland Bondco PLC (D39)	12/20/25	0.500%(Q)	13,187	2.828%	(256,632)	(747)	(255,885)	CITI
Jaguar Land Rover Automotive PLC (D39)	12/20/25	0.500%(Q)	13,187	0.591%	(2,552)	(747)	(1,805)	CITI
JPMorgan Chase & Co. (D39)	12/20/25	0.500%(Q)	13,187	0.188%	43,840	(747)	44,587	CITI
KB Home (D39)	12/20/25	0.500%(Q)	13,187	0.314%	29,308	(747)	30,055	CITI
Kraft Heinz Foods Co. (D39)	12/20/25	0.500%(Q)	13,187	0.134%	50,100	(747)	50,847	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Loxam SAS (D39)	12/20/25	0.500%(Q)	13,187	1.238%	$(76,778)	$(747)	$(76,031)	CITI
Macy’s, Inc. (D39)	12/20/25	0.500%(Q)	13,187	0.437%	15,142	(747)	15,889	CITI
Marks & Spencer Group PLC (D39)	12/20/25	0.500%(Q)	13,187	0.176%	45,183	(747)	45,930	CITI
Marriott International, Inc. (D39)	12/20/25	0.500%(Q)	13,187	0.132%	50,336	(747)	51,083	CITI
MGIC Investment Corp. (D39)	12/20/25	0.500%(Q)	13,187	0.162%	46,813	(747)	47,560	CITI
Morgan Stanley (D39)	12/20/25	0.500%(Q)	13,187	0.236%	38,309	(747)	39,056	CITI
Naturgy Energy Group SA (D39)	12/20/25	0.500%(Q)	13,187	0.221%	39,979	(747)	40,726	CITI
NatWest Group PLC (D39)	12/20/25	0.500%(Q)	13,187	0.365%	23,376	(747)	24,123	CITI
Nokia OYJ (D39)	12/20/25	0.500%(Q)	13,187	0.144%	48,933	(747)	49,680	CITI
Novafives SAS (D39)	12/20/25	0.500%(Q)	13,187	0.409%	18,397	(747)	19,144	CITI
Olin Corp. (D39)	12/20/25	0.500%(Q)	13,187	0.317%	28,985	(747)	29,732	CITI
Optics Bidco SpA (D39)	12/20/25	0.500%(Q)	6,593	0.516%	3,017	(2,835)	5,852	CITI
Paramount Global (D39)	12/20/25	0.500%(Q)	13,187	0.113%	52,552	(747)	53,299	CITI
Radian Group, Inc. (D39)	12/20/25	0.500%(Q)	13,187	0.204%	42,000	(747)	42,747	CITI
Renault SA (D39)	12/20/25	0.500%(Q)	13,187	0.289%	32,131	(747)	32,878	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Rolls-Royce Holdings PLC (D39)	12/20/25	0.500%(Q)	13,187	0.183%	$44,418	$(747)	$45,165	CITI
Schaeffler AG (D39)	12/20/25	0.500%(Q)	13,187	0.500%	7,880	(747)	8,627	CITI
Sealed Air Corp. (D39)	12/20/25	0.500%(Q)	13,187	0.249%	36,748	(747)	37,495	CITI
Societe Generale SA (D39)	12/20/25	0.500%(Q)	13,187	0.364%	23,509	(747)	24,256	CITI
Sprint Communications LLC (D39)	12/20/25	0.500%(Q)	13,187	0.241%	37,724	(747)	38,471	CITI
Stellantis NV (D39)	12/20/25	0.500%(Q)	13,187	0.327%	27,857	(747)	28,604	CITI
Stena AB (D39)	12/20/25	0.500%(Q)	13,187	0.606%	(4,342)	(747)	(3,595)	CITI
Stonegate Pub Co. Financing PLC (D39)	12/20/25	0.500%(Q)	13,187	0.620%	(5,901)	(747)	(5,154)	CITI
Sunrise HoldCo IV BV (D39)	12/20/25	0.500%(Q)	13,187	0.493%	8,630	(747)	9,377	CITI
Telecom Italia SpA (D39)	12/20/25	0.500%(Q)	6,593	0.508%	3,454	(373)	3,827	CITI
Telefonaktiebolaget LM Ericsson (D39)	12/20/25	0.500%(Q)	13,187	0.169%	46,070	(747)	46,817	CITI
Tenet Healthcare Corp. (D39)	12/20/25	0.500%(Q)	13,187	0.256%	36,012	(747)	36,759	CITI
Tesla, Inc. (D39)	12/20/25	0.500%(Q)	13,187	0.245%	37,308	(747)	38,055	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Teva Pharmaceutical Industries Ltd. (D39)	12/20/25	0.500%(Q)	13,187	0.301%	$30,817	$(747)	$31,564	CITI
thyssenkrupp AG (D39)	12/20/25	0.500%(Q)	13,187	0.426%	16,388	(747)	17,135	CITI
T-Mobile USA, Inc. (D39)	12/20/25	0.500%(Q)	13,187	0.160%	47,100	(747)	47,847	CITI
TUI AG (D39)	12/20/25	0.500%(Q)	13,187	0.312%	29,511	(747)	30,258	CITI
Unibail-Rodamco-Westfield SE (D39)	12/20/25	0.500%(Q)	13,187	0.213%	40,981	(747)	41,728	CITI
UniCredit SpA (D39)	12/20/25	0.500%(Q)	13,187	0.317%	29,010	(747)	29,757	CITI
United Group BV (D39)	12/20/25	0.500%(Q)	13,187	0.718%	(17,162)	(747)	(16,415)	CITI
Valeo SE (D39)	12/20/25	0.500%(Q)	13,187	0.649%	(9,304)	(747)	(8,557)	CITI
Verizon Communications, Inc. (D39)	12/20/25	0.500%(Q)	13,187	0.298%	31,138	(747)	31,885	CITI
Virgin Media Finance PLC (D39)	12/20/25	0.500%(Q)	13,187	1.150%	(66,521)	(747)	(65,774)	CITI
Volkswagen AG (D39)	12/20/25	0.500%(Q)	13,187	0.370%	22,816	(747)	23,563	CITI
Walt Disney Co. (The) (D39)	12/20/25	0.500%(Q)	13,187	0.130%	50,562	(747)	51,309	CITI
Wells Fargo & Co. (D39)	12/20/25	0.500%(Q)	13,187	0.234%	38,569	(747)	39,316	CITI
Yum! Brands, Inc. (D39)	12/20/25	0.500%(Q)	13,187	0.256%	35,983	(747)	36,730	CITI
Ziggo Bond Co. BV (D39)	12/20/25	0.500%(Q)	13,187	0.851%	(32,379)	(747)	(31,632)	CITI
					$(13,863,836)	$(2,728,652)	$(11,135,184)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**:
CDX.EM.34.V3 (D01)	12/20/25	1.000%(Q)	89,240	$(147,032)	$370	$(147,402)	MSI
CDX.EM.34.V3 (D02)	12/20/25	1.000%(Q)	92,000	(151,580)	(5,297)	(146,283)	CITI
CDX.EM.34.V3 (D03)	12/20/25	1.000%(Q)	184,000	(303,158)	(10,593)	(292,565)	MSI
CDX.EM.34.V3 (D04)	12/20/25	1.000%(Q)	184,000	(303,158)	(10,593)	(292,565)	MSI
CDX.EM.36.V3 (D08)	12/20/26	1.000%(Q)	23,000	(83,435)	12,355	(95,790)	BOA
CDX.EM.36.V3 (D09)	12/20/26	1.000%(Q)	184,000	(667,481)	88,487	(755,968)	CITI
CDX.EM.36.V3 (D10)	12/20/26	1.000%(Q)	92,000	(333,741)	51,483	(385,224)	MSI
CDX.EM.36.V3 (D11)	12/20/26	1.000%(Q)	460,000	(1,668,701)	402,215	(2,070,916)	BARC
CDX.EM.36.V3 (D12)	12/20/26	1.000%(Q)	92,000	(333,740)	64,486	(398,226)	MSI
CDX.EM.36.V3 (D13)	12/20/26	1.000%(Q)	92,000	(333,741)	(20,427)	(313,314)	MSI
CDX.EM.36.V3 (D14)	12/20/26	1.000%(Q)	184,000	(667,480)	10,622	(678,102)	MSI
CDX.EM.35.V3 (D15)	06/20/26	1.000%(Q)	69,000	(295,041)	10,698	(305,739)	BARC
CDX.EM.36.V3 (D16)	12/20/26	1.000%(Q)	13,800	(50,061)	(2,609)	(47,452)	BOA
CDX.EM.39.V1 (D17)	06/20/28	1.000%(Q)	100,000	529,730	40,864	488,866	MSI
CDX.EM.39.V1 (D18)	06/20/28	1.000%(Q)	100,000	529,730	40,864	488,866	BARC
CDX.EM.38.V1 (D19)	12/20/27	1.000%(Q)	100,000	198,261	41,048	157,213	MSI
CDX.EM.38.V1 (D20)	12/20/27	1.000%(Q)	100,000	198,262	55,122	143,140	BARC
CDX.EM.39.V1 (D21)	06/20/28	1.000%(Q)	100,000	529,730	42,933	486,797	MSI
CDX.EM.39.V1 (D22)	06/20/28	1.000%(Q)	100,000	529,730	47,078	482,652	MSI
CDX.EM.39.V1 (D23)	06/20/28	1.000%(Q)	100,000	529,730	104,019	425,711	MSI
CDX.EM.38.V1 (D24)	12/20/27	1.000%(Q)	100,000	198,261	(40,446)	238,707	MSI
CDX.EM.38.V1 (D25)	12/20/27	1.000%(Q)	100,000	198,262	(38,450)	236,712	MSI
CDX.EM.39.V1 (D26)	06/20/28	1.000%(Q)	45,000	238,378	(14,268)	252,646	BARC
CDX.EM.37.V2 (D27)	06/20/27	1.000%(Q)	49,000	(34,173)	20,916	(55,089)	BOA
CDX.EM.40.V1 (D28)	12/20/28	1.000%(Q)	100,000	1,102,799	49,265	1,053,534	MSI
CDX.EM.40.V1 (D29)	12/20/28	1.000%(Q)	100,000	1,102,799	(41,207)	1,144,006	MSI
CDX.EM.40.V1 (D30)	12/20/28	1.000%(Q)	100,000	1,102,799	(36,404)	1,139,203	MSI
CDX.EM.40.V1 (D31)	12/20/28	1.000%(Q)	100,000	1,102,799	(31,589)	1,134,388	MSI
CDX.EM.40.V1 (D32)	12/20/28	1.000%(Q)	100,000	1,102,799	62,206	1,040,593	MSI
CDX.EM.40.V1 (D33)	12/20/28	1.000%(Q)	100,000	1,102,800	67,268	1,035,532	MSI
CDX.EM.40.V1 (D34)	12/20/28	1.000%(Q)	100,000	1,102,799	82,529	1,020,270	CITI
CDX.San Jose.0-1% (D39)^	12/20/25	0.500%(Q)	8,835	6,254,026	500	6,253,526	CITI
CDX.San Jose.10-15% (D39)^	12/20/25	0.500%(Q)	60,000	(169,712)	3,397	(173,109)	CITI
CDX.San Jose.1-5% (D39)^	12/20/25	0.500%(Q)	48,000	7,780,236	2,717	7,777,519	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**(cont’d.):
CDX.San Jose.15-100% (D39)^	12/20/25	0.500%(Q)	1,009,979	$(4,411,752)	$(154,710)	$(4,257,042)	CITI
CDX.San Jose.5-10% (D39)^	12/20/25	0.500%(Q)	60,000	131,189	3,397	127,792	CITI
				$15,611,133	$898,246	$14,712,887

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.42.V1 (D05)	12/20/29	1.000%(Q)	100,000	1.603%	$(2,445,131)	$(169,416)	$(2,275,715)	BOA
CDX.EM.35.V3 (D06)	06/20/26	1.000%(Q)	36,800	0.771%	157,355	(19,954)	177,309	BOA
CDX.EM.35.V3 (D07)	06/20/26	1.000%(Q)	4,600	0.771%	19,670	(2,913)	22,583	BOA
CDX.EM.42.V1 (D35)	12/20/29	1.000%(Q)	100,000	1.603%	(2,445,132)	(153,043)	(2,292,089)	GSI
CDX.EM.42.V1 (D36)	12/20/29	1.000%(Q)	100,000	1.603%	(2,445,132)	(162,542)	(2,282,590)	BARC
CDX.EM.42.V1 (D37)	12/20/29	1.000%(Q)	100,000	1.603%	(2,445,132)	(178,946)	(2,266,186)	BARC
CDX.EM.42.V1 (D38)	12/20/29	1.000%(Q)	250,000	1.603%	(6,112,829)	(423,541)	(5,689,288)	DB
					$(15,716,331)	$(1,110,355)	$(14,605,976)
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D38). The Fund also bought/sold protection on a customized CDX Index and bought/sold protection on the corporate issuers which comprise the index. The upfront premium is attached to the index of the trade for the customized CDX package(s). Each swap is priced individually. The Index trades are divided into tranches differentiated by a percentage range representing the risk of default of the underlying issuers; individual tranches will be reduced according to corresponding aggregate rates of default. Individual packages in the tables above are denoted by the corresponding footnotes (D39 – D39).

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	99,672	*	$139,378	$(7,330)	$146,708	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Arab Republic of Egypt	06/20/30	1.000%(Q)		27,300	$4,991,081		$5,541,545		$(550,464)		GSI
China Development Bank	06/20/29	1.000%(Q)		34,725	(712,117)		(311,363)		(400,754)		JPM
Gazprom PAO	06/20/27	1.000%(Q)		4,600	1,048,099		1,346,718		(298,619)		JPM
Industrial and Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		34,725	(767,939)		(271,507)		(496,432)		JPM
Israel Electric Corp. Ltd.	09/20/28	1.000%(Q)		3,000	2,456		52,879		(50,423)		BARC
Petroleo Brasileiro SA	06/20/29	1.000%(Q)		5,000	130,286		106,521		23,765		MSI
Petroleos Mexicanos	12/20/25	1.000%(Q)		15,000	260,825		334,386		(73,561)		CITI
Petroleos Mexicanos	12/20/25	1.000%(Q)		10,000	173,884		231,361		(57,477)		CITI
Petroleos Mexicanos	03/20/27	1.000%(Q)		20,000	1,041,212		744,638		296,574		MSI
Republic of Italy	12/20/27	1.000%(Q)	EUR	89,075	(2,511,825)		(1,924,896)		(586,929)		BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR	40,000	(968,259)		(864,393)		(103,866)		BARC
Republic of Italy	12/20/29	1.000%(Q)	EUR	125,000	(5,224,193)		(5,095,438)		(128,755)		BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	83,315	(58,838)		(17,603)		(41,235)		BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	27,765	(19,608)		(5,828)		(13,780)		BARC
					$(2,614,936)		$(132,980)		$(2,481,956)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Banco Santander SA	03/20/25	1.000%(Q)	EUR	23,000	0.151%	$55,316	$24,866	$30,450	GSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Bank of America Corp.	12/20/25	1.000%(Q)	63,080	0.283%	$470,364	$400,193	$70,171	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)	63,080	0.237%	496,075	405,716	90,359	GSI
General Motors Co.	06/20/26	5.000%(Q)	14,920	0.292%	1,038,769	803,585	235,184	GSI
Generalitat de Catalunya	12/20/25	1.000%(Q)	29,800	0.323%	211,829	(50,186)	262,015	DB
Government of Japan	06/20/28	1.000%(Q)	35,000	0.139%	1,001,877	826,367	175,510	CITI
Halliburton Co.	12/20/26	1.000%(Q)	27,820	0.258%	409,271	100,395	308,876	GSI
Kingdom of Norway	12/20/25	—%(Q)	34,920	0.038%	(11,551)	(15,242)	3,691	BARC
Millicom International Cellular SA^	12/20/25	1.000%(Q)	5,060	*	(55,426)	(107,597)	52,171	BOA
Morgan Stanley	12/20/25	1.000%(Q)	63,080	0.236%	496,632	400,193	96,439	GSI
People’s Republic of China	06/20/29	1.000%(Q)	69,450	0.517%	1,425,419	756,782	668,637	JPM
Petroleos Mexicanos	06/20/25	1.770%(Q)	70,000	2.711%	(102,880)	(2,278)	(100,602)	CITI
Petroleos Mexicanos	09/20/25	2.010%(Q)	70,000	2.947%	(241,807)	(2,989)	(238,818)	CITI
Petroleos Mexicanos	12/24/25	3.750%(Q)	68,312	3.168%	402,798	—	402,798	GSI
Petroleos Mexicanos	03/23/26	4.100%(Q)	47,330	*	452,832	—	452,832	GSI
Petroleos Mexicanos	12/20/28	1.000%(Q)	10,000	4.362%	(1,094,759)	(679,576)	(415,183)	CITI
Republic of France	12/20/34	0.250%(Q)	300	0.662%	(9,710)	(10,040)	330	BARC
Republic of Greece	06/20/25	1.000%(Q)	20,000	0.079%	94,468	59,784	34,684	BARC
Republic of Greece	06/20/27	1.000%(Q)	12,360	0.297%	212,975	205,445	7,530	BARC
Republic of Greece	12/20/27	1.000%(Q)	9,275	0.343%	177,470	169,134	8,336	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Serbia	12/20/25	1.000%(Q)		5,700	0.242%	$44,578	$(1,465)	$46,043	BNP
Simon Property Group LP	06/20/26	1.000%(Q)		68,920	0.211%	817,621	221,091	596,530	GSI
U.S. Treasury Notes	03/20/25	0.250%(Q)	EUR	56,425	0.115%	27,908	10,237	17,671	BARC
UBS Group AG	03/20/25	1.000%(Q)	EUR	105,900	0.140%	256,297	134,657	121,640	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)		40,810	0.350%	407,129	236,438	170,691	GSI
						$6,983,495	$3,885,510	$3,097,985

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)		Value at Trade Date		Value at January 31, 2025		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.43.V1	12/20/29	5.000%(Q)	1,300,000		2.990%		$102,556,439		$113,566,622		$11,010,183
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	410,650		0.483%		9,369,812		9,804,867		435,055
							$111,926,251		$123,371,489		$11,445,238
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at January 31, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	280,000	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.704%	$(13,420,212)	$23,743,507	$37,163,719
GBP	40,000	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 4.704%	(2,744,672)	8,013,743	10,758,415
GBP	35,625	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.704%	(1,550,973)	7,871,916	9,422,889
	542,296	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.380%	—	(753,537)	(753,537)
	691,968	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.380%	—	201,475	201,475
	1,273,101	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.380%	—	119,683	119,683

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
1,952,755	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 4.380%	$109,049	$(2,975,759)	$(3,084,808)
1,051,915	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.380%	—	(3,103,395)	(3,103,395)
298,540	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.380%	55,220	(2,825,576)	(2,880,796)
1,458,020	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.380%	413,076	7,196,874	6,783,798
907,365	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.380%	(964,766)	(1,338,222)	(373,456)
462,295	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.380%	—	(10,444,739)	(10,444,739)
252,990	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.380%	(1,818,945)	(11,357,675)	(9,538,730)
72,870	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.380%	33,262,750	34,963,675	1,700,925
224,000	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.380%	1,736,344	11,095,201	9,358,857
352,385	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.380%	—	10,946,180	10,946,180
				$15,076,871	$71,353,351	$56,276,480

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at January 31, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 3.930%	GSI	03/20/25	(151,615)	$14,663,760	$—	$14,663,760
Total Return Benchmark Bond Index(T)	1 Day SOFR -55bps(T)/ 3.830%	JPM	06/20/25	(36,652)	1,081,443	—	1,081,443

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Total return swap agreements outstanding at January 31, 2025 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Total Return Benchmark Bond Index(T)	1 Day USOIS -39bps(T)/ 3.940%	GSI	07/23/25	(250,458)	$(2,648,994)	$—	$(2,648,994)
U.S. Treasury Bond(T)	1 Day USOIS +18bps(T)/ 4.510%	GSI	07/24/25	245,800	3,036,371	—	3,036,371
					$16,132,580	$—	$16,132,580
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).